AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 69.7%
Affiliated Mutual Funds — 9.5%
Domestic Equity — 2.0%
AST ClearBridge Dividend Growth Portfolio*	394,106	$11,058,623
AST Emerging Markets Equity Portfolio*	477,610	3,973,719
AST Small-Cap Growth Portfolio*	139,240	8,699,723
AST Small-Cap Value Portfolio*	280,227	9,381,994
AST T. Rowe Price Natural Resources Portfolio*	360,657	10,729,534
		43,843,593
Fixed Income — 7.5%
AST High Yield Portfolio*	984,556	11,253,477
AST PGIM Fixed Income Central Portfolio*	15,816,596	156,426,134
		167,679,611

Total Affiliated Mutual Funds (cost $214,235,658)(wa)		211,523,204
Common Stocks — 37.3%
Aerospace & Defense — 0.5%
Airbus SE (France), ADR	3,573	119,553
Axon Enterprise, Inc.*(a)	267	53,130
BAE Systems PLC (United Kingdom)	56,094	681,646
Boeing Co. (The)*	7,100	1,360,928
Dassault Aviation SA (France)	1,478	278,381
Howmet Aerospace, Inc.	22,482	1,039,792
L3Harris Technologies, Inc.	1,700	296,004
Lockheed Martin Corp.	1,355	554,141
Northrop Grumman Corp.	2,673	1,176,628
Rolls-Royce Holdings PLC (United Kingdom)*	567,886	1,521,585
Safran SA (France)	14,857	2,328,229
Textron, Inc.	10,800	843,912
Thales SA (France)	2,555	359,088
		10,613,017
Air Freight & Logistics — 0.1%
DSV A/S (Denmark)	5,288	985,370
FedEx Corp.	5,300	1,404,076
Sankyu, Inc. (Japan)	7,800	269,654
United Parcel Service, Inc. (Class B Stock)	1,253	195,305
Yamato Holdings Co. Ltd. (Japan)	27,400	445,968
		3,300,373
Automobile Components — 0.0%
Denso Corp. (Japan)	14,300	229,456
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	20,479	850,903
		1,080,359
Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	21,882	2,222,493
BYD Co. Ltd. (China) (Class H Stock)	7,500	231,077
Ferrari NV (Italy)	11,366	3,350,531
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Ford Motor Co.	55,700	$691,794
General Motors Co.	35,000	1,153,950
Honda Motor Co. Ltd. (Japan)	144,300	1,623,331
Isuzu Motors Ltd. (Japan)	10,400	130,745
Kia Corp. (South Korea)	3,076	185,145
Mahindra & Mahindra Ltd. (India)	22,959	428,733
Mazda Motor Corp. (Japan)	167,300	1,899,607
Mercedes-Benz Group AG (Germany)	38,697	2,693,186
Stellantis NV	101,170	1,937,247
Subaru Corp. (Japan)	51,500	1,001,391
Suzuki Motor Corp. (Japan)	2,300	92,508
Tesla, Inc.*	19,473	4,872,534
Toyota Motor Corp. (Japan)	75,200	1,349,113
Volkswagen AG (Germany)	507	66,583
		23,929,968
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	124,604	1,760,973
Banco Bilbao Vizcaya Argentaria SA (Spain)	148,981	1,205,693
Banco Santander SA (Spain)	106,192	404,386
Bangkok Bank PCL (Thailand)	61,400	281,808
Bank Central Asia Tbk PT (Indonesia)	1,630,704	929,069
Bank of America Corp.	63,274	1,732,442
Bank of China Ltd. (China) (Class H Stock)	369,000	128,552
Bank of Ireland Group PLC (Ireland)	47,280	462,191
Barclays PLC (United Kingdom)	256,313	494,025
BNP Paribas SA (France)	17,668	1,123,442
CaixaBank SA (Spain)	99,194	395,188
China Construction Bank Corp. (China) (Class H Stock)	719,000	404,188
Citigroup, Inc.	34,500	1,418,985
Citizens Financial Group, Inc.	20,300	544,040
Commerzbank AG (Germany)	6,552	74,361
Commonwealth Bank of Australia (Australia)	4,887	312,162
Credicorp Ltd. (Peru)	1,475	188,756
Credit Agricole SA (France)	27,177	334,136
DBS Group Holdings Ltd. (Singapore)	62,600	1,537,434
DNB Bank ASA (Norway)	39,790	799,452
East West Bancorp, Inc.	1,075	56,663
Emirates NBD Bank PJSC (United Arab Emirates)	32,299	156,525
Erste Group Bank AG (Austria)	15,663	540,951
FinecoBank Banca Fineco SpA (Italy)	3,667	44,280
Hana Financial Group, Inc. (South Korea)	7,415	232,301
HDFC Bank Ltd. (India), ADR	20,550	1,212,656
HSBC Holdings PLC (United Kingdom)	484,107	3,788,325
ING Groep NV (Netherlands)	164,726	2,171,100
Intesa Sanpaolo SpA (Italy)	365,213	935,390
JPMorgan Chase & Co.	17,606	2,553,222
KB Financial Group, Inc. (South Korea)	5,136	209,482
KBC Group NV (Belgium)	1,539	95,813
Komercni Banka A/S (Czech Republic)	8,528	247,951
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,701	$48,794
Mitsubishi UFJ Financial Group, Inc. (Japan)	305,200	2,586,312
National Australia Bank Ltd. (Australia)	15,663	290,774
NatWest Group PLC (United Kingdom)	251,948	720,712
Nedbank Group Ltd. (South Africa)	18,516	197,471
Nordea Bank Abp (Finland)	158,721	1,740,175
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	191,108	1,385,533
Oversea-Chinese Banking Corp. Ltd. (Singapore)	227,200	2,124,787
PNC Financial Services Group, Inc. (The)	557	68,383
Sberbank of Russia PJSC (Russia)^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	26,561	316,656
Societe Generale SA (France)	4,856	117,504
Standard Chartered PLC (United Kingdom)	55,883	513,986
Svenska Handelsbanken AB (Sweden) (Class A Stock)	26,166	232,822
Swedbank AB (Sweden) (Class A Stock)	13,924	255,943
Tisco Financial Group PCL (Thailand)	71,500	193,734
Truist Financial Corp.	32,256	922,844
U.S. Bancorp	5,105	168,771
UniCredit SpA (Italy)	106,208	2,530,553
United Overseas Bank Ltd. (Singapore)	21,600	449,887
Wells Fargo & Co.	57,187	2,336,661
		43,978,244
Beverages — 0.3%
Ambev SA (Brazil)	35,700	93,182
Celsius Holdings, Inc.*	2,800	480,480
Coca-Cola Co. (The)	51,453	2,880,339
Coca-Cola HBC AG (Italy)*	4,095	111,973
Kirin Holdings Co. Ltd. (Japan)	34,300	480,215
PepsiCo, Inc.	8,908	1,509,372
Pernod Ricard SA (France)	4,366	726,895
		6,282,456
Biotechnology — 0.4%
AbbVie, Inc.	25,308	3,772,410
Amgen, Inc.	7,259	1,950,929
Argenx SE (Netherlands), ADR*	2,103	1,033,898
Biogen, Inc.*	2,354	605,001
CSL Ltd.	612	98,595
Exact Sciences Corp.*	1,462	99,738
Gilead Sciences, Inc.	1,900	142,386
Incyte Corp.*	2,200	127,094
Neurocrine Biosciences, Inc.*	6,800	765,000
Regeneron Pharmaceuticals, Inc.*	484	398,313
Vertex Pharmaceuticals, Inc.*	633	220,119
		9,213,483
	Shares	Value

Common Stocks (continued)
Broadline Retail — 0.7%
Alibaba Group Holding Ltd. (China)*	57,500	$623,426
Amazon.com, Inc.*	74,395	9,457,092
B&M European Value Retail SA (United Kingdom)	58,491	417,207
Coupang, Inc. (South Korea)*	48,000	816,000
JD.com, Inc. (China) (Class A Stock)	6,345	92,312
MercadoLibre, Inc. (Brazil)*	2,232	2,829,908
Next PLC (United Kingdom)	2,211	196,097
Vipshop Holdings Ltd. (China), ADR*	9,462	151,487
		14,583,529
Building Products — 0.1%
Armstrong World Industries, Inc.	5,600	403,200
Assa Abloy AB (Sweden) (Class B Stock)	18,297	397,568
AZEK Co., Inc. (The)*	23,800	707,812
Cie de Saint-Gobain SA (France)	8,815	527,581
Johnson Controls International PLC	5,525	293,985
Trane Technologies PLC	1,080	219,143
		2,549,289
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	62,893	1,583,058
abrdn PLC (United Kingdom)	169,592	320,426
Ameriprise Financial, Inc.	796	262,425
Amundi SA (France), 144A	7,951	446,582
Bank of New York Mellon Corp. (The)	25,400	1,083,310
BlackRock, Inc.	2,000	1,292,980
Daiwa Securities Group, Inc. (Japan)	141,600	816,545
Deutsche Bank AG (Germany)	112,846	1,240,209
Deutsche Boerse AG (Germany)	4,032	696,313
Goldman Sachs Group, Inc. (The)	2,535	820,250
Hargreaves Lansdown PLC (United Kingdom)	13,900	130,729
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	18,241	676,974
IG Group Holdings PLC (United Kingdom)	29,916	234,201
Intercontinental Exchange, Inc.	8,400	924,168
Invesco Ltd.	41,300	599,676
Julius Baer Group Ltd. (Switzerland)	9,082	581,320
LPL Financial Holdings, Inc.	4,000	950,600
Macquarie Group Ltd. (Australia)	3,322	355,747
Moody’s Corp.	4,258	1,346,252
Morgan Stanley	7,817	638,414
MSCI, Inc.	1,800	923,544
Partners Group Holding AG (Switzerland)	68	76,337
S&P Global, Inc.	1,985	725,339
Singapore Exchange Ltd. (Singapore)	22,500	160,065
State Street Corp.	2,600	174,096
UBS Group AG (Switzerland)	14,907	367,192
Virtu Financial, Inc. (Class A Stock)	28,500	492,195
		17,918,947
Chemicals — 0.4%
Arkema SA (France)	960	94,503

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	1,553	$119,146
Ecolab, Inc.	4,400	745,360
Linde PLC	5,106	1,901,219
LyondellBasell Industries NV (Class A Stock)	5,400	511,380
Nippon Sanso Holdings Corp. (Japan)	4,400	104,177
Nitto Denko Corp. (Japan)	8,000	524,603
Nutrien Ltd. (Canada)	6,119	377,885
OCI NV (Netherlands)	1,840	51,165
Orica Ltd. (Australia)	7,545	75,229
PPG Industries, Inc.	8,679	1,126,534
Sherwin-Williams Co. (The)	2,900	739,645
Shin-Etsu Chemical Co. Ltd. (Japan)	20,900	607,054
Solvay SA (Belgium)	12,818	1,416,509
UPL Ltd. (India)	26,840	198,743
Yara International ASA (Brazil)	2,748	103,763
		8,696,915
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	226,305	2,078,959
Copart, Inc.*	15,300	659,277
Republic Services, Inc.	2,300	327,773
Serco Group PLC (United Kingdom)	111,775	202,727
		3,268,736
Communications Equipment — 0.2%
Arista Networks, Inc.*	4,200	772,506
Cisco Systems, Inc.	50,156	2,696,387
		3,468,893
Construction & Engineering — 0.3%
Eiffage SA (France)	7,938	753,456
EMCOR Group, Inc.	3,700	778,443
Obayashi Corp. (Japan)	187,800	1,652,617
Quanta Services, Inc.	700	130,949
Vinci SA (France)	26,127	2,890,457
WillScot Mobile Mini Holdings Corp.*	5,188	215,769
		6,421,691
Construction Materials — 0.2%
Cemex SAB de CV (Mexico), UTS*	215,865	140,586
CRH PLC	2,375	130,944
Heidelberg Materials AG (Germany)	9,506	736,244
Holcim AG*	20,015	1,281,138
James Hardie Industries PLC, CDI*	7,380	193,011
Martin Marietta Materials, Inc.(a)	344	141,205
Vulcan Materials Co.	5,462	1,103,433
		3,726,561
Consumer Finance — 0.1%
American Express Co.	5,189	774,147
Capital One Financial Corp.	2,100	203,805
Synchrony Financial	9,300	284,301
		1,262,253
Consumer Staples Distribution & Retail — 0.5%
Carrefour SA (France)	15,546	267,004
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Coles Group Ltd. (Australia)	44,159	$440,745
Costco Wholesale Corp.	1,884	1,064,385
Endeavour Group Ltd. (Australia)	27,854	94,043
J Sainsbury PLC (United Kingdom)	81,948	252,361
Kesko OYJ (Finland) (Class B Stock)	5,064	90,728
Koninklijke Ahold Delhaize NV (Netherlands)	74,256	2,238,053
Kroger Co. (The)	7,600	340,100
Loblaw Cos. Ltd. (Canada)	2,743	233,051
Performance Food Group Co.*(a)	1,116	65,688
Sugi Holdings Co. Ltd. (Japan)	5,200	206,552
Target Corp.	6,400	707,648
Tesco PLC (United Kingdom)	352,338	1,133,290
US Foods Holding Corp.*	15,800	627,260
Wal-Mart de Mexico SAB de CV (Mexico)	80,308	303,122
Walmart, Inc.	15,797	2,526,414
Woolworths Group Ltd. (Australia)	22,051	527,928
		11,118,372
Containers & Packaging — 0.0%
Transcontinental, Inc. (Canada) (Class A Stock)	11,574	97,228
Westrock Co.	8,600	307,880
		405,108
Distributors — 0.0%
Genuine Parts Co.	3,400	490,892
LKQ Corp.	7,700	381,227
		872,119
Diversified Consumer Services — 0.0%
Service Corp. International	1,851	105,766
Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	124,585	1,781,566
Charter Hall Group (Australia)	14,373	86,841
Essential Properties Realty Trust, Inc.(a)	142,269	3,077,278
GPT Group (The) (Australia)	41,352	102,976
Nomura Real Estate Master Fund, Inc. (Japan)	448	501,762
Stockland (Australia)	341,013	853,477
		6,403,900
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	119,573	1,795,986
Deutsche Telekom AG (Germany)	53,492	1,122,091
Hellenic Telecommunications Organization SA (Greece)	17,161	250,303
HKT Trust & HKT Ltd. (Hong Kong), UTS	215,000	224,195
Koninklijke KPN NV (Netherlands)	555,463	1,830,066
Proximus SADP (Belgium)	40,046	325,385
Telefonica Deutschland Holding AG (Germany)	523,660	936,603
Telkom Indonesia Persero Tbk PT (Indonesia)	1,654,300	401,014

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telstra Group Ltd. (Australia)	69,912	$172,728
Verizon Communications, Inc.	18,900	612,549
		7,670,920
Electric Utilities — 0.3%
Chubu Electric Power Co., Inc. (Japan)	32,700	416,267
CK Infrastructure Holdings Ltd. (Hong Kong)	20,000	94,367
CLP Holdings Ltd. (Hong Kong)	17,500	129,218
Constellation Energy Corp.	3,291	358,982
Endesa SA (Spain)	40,540	825,048
Enel SpA (Italy)	132,597	813,184
Entergy Corp.	4,900	453,250
Eversource Energy	4,400	255,860
FirstEnergy Corp.	3,700	126,466
Fortum OYJ (Finland)	7,740	89,761
Iberdrola SA (Spain)	49,704	555,912
NextEra Energy, Inc.(a)	16,884	967,284
NRG Energy, Inc.	26,300	1,013,076
PG&E Corp.*	75,510	1,217,976
PPL Corp.	12,200	287,432
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	24,200	107,948
Verbund AG (Austria)	1,216	98,924
		7,810,955
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	76,399	2,726,926
AMETEK, Inc.	430	63,537
Eaton Corp. PLC	5,419	1,155,764
Emerson Electric Co.	11,200	1,081,584
Fuji Electric Co. Ltd. (Japan)	2,200	99,079
Legrand SA (France)	5,963	547,918
Mitsubishi Electric Corp. (Japan)	43,500	537,419
Nidec Corp. (Japan)	4,500	207,781
Prysmian SpA (Italy)	5,481	219,998
Schneider Electric SE	12,365	2,037,655
Vertiv Holdings Co.	28,900	1,075,080
		9,752,741
Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc.	4,600	221,674
Corning, Inc.	6,300	191,961
Crane NXT Co.	1,700	94,469
Hamamatsu Photonics KK (Japan)	2,600	109,340
Hon Hai Precision Industry Co. Ltd. (Taiwan)	135,000	435,137
Jabil, Inc.	3,400	431,426
Keyence Corp. (Japan)	3,487	1,289,583
Keysight Technologies, Inc.*	600	79,386
Omron Corp. (Japan)	3,200	142,405
Samsung SDI Co. Ltd. (South Korea)	1,035	391,140
Shimadzu Corp. (Japan)	40,800	1,082,232
TD SYNNEX Corp.	1,000	99,860
Teledyne Technologies, Inc.*	254	103,779
Yokogawa Electric Corp. (Japan)	80,600	1,555,637
		6,228,029
	Shares	Value

Common Stocks (continued)
Energy Equipment & Services — 0.1%
Baker Hughes Co.	35,354	$1,248,703
Halliburton Co.	2,708	109,674
Schlumberger NV	15,107	880,738
		2,239,115
Entertainment — 0.3%
Activision Blizzard, Inc.	2,787	260,947
Capcom Co. Ltd. (Japan)	3,600	129,570
Electronic Arts, Inc.	9,000	1,083,600
Kingsoft Corp. Ltd. (China)	70,400	253,674
NetEase, Inc. (China), ADR	4,674	468,148
Netflix, Inc.*	5,426	2,048,858
Nintendo Co. Ltd. (Japan)	19,700	818,593
Walt Disney Co. (The)*	4,100	332,305
Warner Bros Discovery, Inc.*	58,000	629,880
		6,025,575
Financial Services — 0.7%
Apollo Global Management, Inc.	2,072	185,983
Berkshire Hathaway, Inc. (Class B Stock)*	11,200	3,923,360
Corebridge Financial, Inc.	21,300	420,675
EXOR NV (Netherlands)	1,650	145,940
Fidelity National Information Services, Inc.	10,100	558,227
Groupe Bruxelles Lambert NV (Belgium)	1,280	95,245
Industrivarden AB (Sweden) (Class A Stock)	2,167	57,142
Investor AB (Sweden) (Class B Stock)	27,995	535,951
Mastercard, Inc. (Class A Stock)	11,230	4,446,069
ORIX Corp. (Japan)	19,600	365,979
PayPal Holdings, Inc.*	15,300	894,438
Shift4 Payments, Inc. (Class A Stock)*(a)	1,357	75,137
Visa, Inc. (Class A Stock)(a)	13,909	3,199,209
Wise PLC (United Kingdom) (Class A Stock)*	12,140	101,240
		15,004,595
Food Products — 0.5%
Archer-Daniels-Midland Co.	13,200	995,544
Associated British Foods PLC (United Kingdom)	6,162	154,813
AVI Ltd. (South Africa)	34,888	137,410
Ezaki Glico Co. Ltd. (Japan)	10,300	282,733
Gruma SAB de CV (Mexico) (Class B Stock)	13,966	238,554
Hershey Co. (The)	3,367	673,669
Kraft Heinz Co. (The)	8,700	292,668
Lamb Weston Holdings, Inc.	1,737	160,603
McCormick & Co., Inc.(a)	1,379	104,308
Mondelez International, Inc. (Class A Stock)	19,400	1,346,360
Mowi ASA (Norway)	45,816	809,811
Nestle SA	35,172	3,981,330
Orkla ASA (Norway)	14,447	107,904

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Viscofan SA (Spain)	1,682	$102,687
WH Group Ltd. (Hong Kong), 144A	442,500	231,613
Wilmar International Ltd. (China)	340,900	927,688
		10,547,695
Gas Utilities — 0.1%
Enagas SA (Spain)	5,612	92,932
Naturgy Energy Group SA (Spain)	3,476	94,565
Tokyo Gas Co. Ltd. (Japan)	38,000	861,561
UGI Corp.	12,900	296,700
		1,345,758
Ground Transportation — 0.2%
Central Japan Railway Co. (Japan)	12,000	291,816
CSX Corp.	15,100	464,325
Norfolk Southern Corp.	1,323	260,538
Odakyu Electric Railway Co. Ltd. (Japan)	5,100	76,203
Saia, Inc.*	400	159,460
TFI International, Inc. (Canada)	982	126,099
Uber Technologies, Inc.*	38,199	1,756,772
Union Pacific Corp.	3,231	657,929
		3,793,142
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	11,801	1,142,927
Baxter International, Inc.	12,900	486,846
Boston Scientific Corp.*	26,400	1,393,920
Cochlear Ltd. (Australia)	1,248	204,402
DENTSPLY SIRONA, Inc.	17,400	594,384
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	12,662	163,252
GE HealthCare Technologies, Inc.	10,800	734,832
Intuitive Surgical, Inc.*	4,900	1,432,221
Medtronic PLC	4,600	360,456
Olympus Corp. (Japan)	58,300	756,937
Zimmer Biomet Holdings, Inc.	5,500	617,210
		7,887,387
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	11,600	1,007,112
Centene Corp.*	1,634	112,550
Cigna Group (The)	1,268	362,737
CVS Health Corp.	10,700	747,074
Elevance Health, Inc.	2,700	1,175,634
Encompass Health Corp.	9,800	658,168
Fresenius Medical Care AG & Co. KGaA (Germany)	8,576	368,699
Fresenius SE & Co. KGaA (Germany)	11,326	351,788
Humana, Inc.	2,600	1,264,952
Laboratory Corp. of America Holdings(a)	400	80,420
McKesson Corp.	500	217,425
Medipal Holdings Corp. (Japan)	30,500	515,557
Molina Healthcare, Inc.*	456	149,518
Odontoprev SA (Brazil)	61,100	133,345
Sonic Healthcare Ltd. (Australia)	109,374	2,088,491
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	6,000	$395,340
UnitedHealth Group, Inc.	7,644	3,854,028
		13,482,838
Health Care REITs — 1.2%
Community Healthcare Trust, Inc.	79,295	2,355,061
Healthpeak Properties, Inc.	4,400	80,784
Omega Healthcare Investors, Inc.(a)	151,566	5,025,929
Ventas, Inc.	132,025	5,562,213
Welltower, Inc.	153,880	12,605,850
		25,629,837
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	1,900	386,555
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.(a)	351,828	5,653,876
Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	23,590	793,436
Airbnb, Inc. (Class A Stock)*	1,800	246,978
Amadeus IT Group SA (Spain)	2,665	160,973
Aristocrat Leisure Ltd. (Australia)	9,358	244,491
Booking Holdings, Inc.*	170	524,272
Boyd Gaming Corp.	1,019	61,986
Compass Group PLC (United Kingdom)	68,293	1,662,361
Darden Restaurants, Inc.(a)	1,000	143,220
Flutter Entertainment PLC (Australia)*	538	87,764
Genting Singapore Ltd. (Singapore)	149,000	91,983
Hilton Worldwide Holdings, Inc.	6,400	961,152
InterContinental Hotels Group PLC (United Kingdom)	2,852	210,918
J D Wetherspoon PLC (United Kingdom)*	17,220	145,558
La Francaise des Jeux SAEM (France), 144A	2,799	90,911
Marriott International, Inc. (Class A Stock)	4,040	794,102
McDonald’s Corp.	9,067	2,388,610
Oriental Land Co. Ltd. (Japan)	40,400	1,325,429
Royal Caribbean Cruises Ltd.*	7,800	718,692
Sands China Ltd. (Macau)*	44,400	135,020
Sodexo SA (France)	7,371	758,826
Starbucks Corp.	12,300	1,122,621
Whitbread PLC (United Kingdom)	52,125	2,194,092
Yum! Brands, Inc.	1,100	137,434
		15,000,829
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	2,457	122,701
Lennar Corp. (Class A Stock)	7,000	785,610
Open House Group Co. Ltd. (Japan)	2,900	98,331
Panasonic Holdings Corp. (Japan)	201,000	2,268,842
PulteGroup, Inc.	7,400	547,970
Sekisui Chemical Co. Ltd. (Japan)	7,200	103,586
Sony Group Corp. (Japan)	10,900	891,354
Taylor Wimpey PLC (United Kingdom)	76,400	108,960

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Toll Brothers, Inc.(a)	832	$61,535
		4,988,889
Household Products — 0.3%
Colgate-Palmolive Co.	15,300	1,087,983
Essity AB (Sweden) (Class B Stock)	77,346	1,668,140
Henkel AG & Co. KGaA (Germany)	1,989	125,410
Kimberly-Clark Corp.	4,700	567,995
Procter & Gamble Co. (The)	17,379	2,534,901
Reckitt Benckiser Group PLC (United Kingdom)	15,078	1,063,312
		7,047,741
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	10,260	380,849
Vistra Corp.	21,500	713,370
		1,094,219
Industrial Conglomerates — 0.2%
3M Co.	11,200	1,048,544
General Electric Co.	14,969	1,654,823
Hitachi Ltd. (Japan)	6,800	421,447
Honeywell International, Inc.	700	129,318
Siemens AG (Germany)	15,862	2,266,819
Smiths Group PLC (United Kingdom)	6,220	122,459
		5,643,410
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	129,802	3,947,279
Goodman Group (Australia)	44,256	606,566
Prologis, Inc.	159,854	17,937,217
Rexford Industrial Realty, Inc.	30,466	1,503,497
Warehouses De Pauw CVA (Belgium)	3,531	87,264
		24,081,823
Insurance — 1.2%
Ageas SA/NV (Belgium)	2,806	115,569
AIA Group Ltd. (Hong Kong)	10,400	84,106
Allianz SE (Germany)	3,179	756,526
Allstate Corp. (The)	3,000	334,230
American International Group, Inc.	17,400	1,054,440
Assicurazioni Generali SpA (Italy)	103,146	2,105,458
AUB Group Ltd. (Australia)	6,269	116,958
AXA SA (France)	91,501	2,714,731
Axis Capital Holdings Ltd.	13,700	772,269
Baloise Holding AG (Switzerland)	759	109,885
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	216,400	538,723
Chubb Ltd.	3,415	710,935
Dai-ichi Life Holdings, Inc. (Japan)	22,100	456,239
Fairfax Financial Holdings Ltd. (Canada)	464	378,774
iA Financial Corp., Inc. (Canada)	3,532	221,554
Japan Post Insurance Co. Ltd. (Japan)	3,200	53,819
Kinsale Capital Group, Inc.	200	82,826
Loews Corp.	12,100	766,051
Manulife Financial Corp. (Canada)	39,040	713,398
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Markel Group, Inc.*	46	$67,735
Marsh & McLennan Cos., Inc.	7,821	1,488,336
Medibank Private Ltd. (Australia)	819,545	1,808,845
MetLife, Inc.	24,450	1,538,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,122	2,773,683
NN Group NV (Netherlands)	25,103	804,757
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	73,500	416,866
Poste Italiane SpA (Italy), 144A	8,891	93,367
Progressive Corp. (The)	2,353	327,773
QBE Insurance Group Ltd. (Australia)	24,473	245,152
RenaissanceRe Holdings Ltd. (Bermuda)	491	97,179
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,660	511,588
Sompo Holdings, Inc. (Japan)	5,700	244,284
Suncorp Group Ltd. (Australia)	220,155	1,961,501
Swiss Re AG	3,983	409,056
T&D Holdings, Inc. (Japan)	9,300	152,939
Talanx AG (Germany)	2,020	127,846
Tokio Marine Holdings, Inc. (Japan)	9,300	215,329
Unum Group	10,400	511,576
		25,882,452
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)*	57,595	7,536,882
Alphabet, Inc. (Class C Stock)*	39,700	5,234,445
Meta Platforms, Inc. (Class A Stock)*	17,057	5,120,682
Moneysupermarket.com Group PLC (United Kingdom)	75,140	222,185
Scout24 SE (Germany), 144A	5,155	357,440
Tencent Holdings Ltd. (China)	17,700	686,122
		19,157,756
IT Services — 0.4%
Accenture PLC (Class A Stock)	5,375	1,650,716
Akamai Technologies, Inc.*	7,500	799,050
Bechtle AG (Germany)	1,404	65,385
CGI, Inc. (Canada)*	2,906	286,439
Cognizant Technology Solutions Corp. (Class A Stock)	13,600	921,264
Fujitsu Ltd. (Japan)	2,600	305,789
International Business Machines Corp.	6,450	904,935
MongoDB, Inc.*	586	202,674
NEC Corp. (Japan)	4,100	226,413
Obic Co. Ltd. (Japan)	900	136,368
Okta, Inc.*	5,400	440,154
Otsuka Corp. (Japan)	2,300	97,309
Tata Consultancy Services Ltd. (India)	4,107	173,899
TIS, Inc. (Japan)	10,300	226,489
Wix.com Ltd. (Israel)*(a)	21,400	1,964,520
		8,401,404
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	11,000	223,745

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Leisure Products (cont’d.)
Sankyo Co. Ltd. (Japan)	9,800	$449,124
		672,869
Life Sciences Tools & Services — 0.2%
Danaher Corp.	2,688	666,893
IQVIA Holdings, Inc.*	1,900	373,825
Medpace Holdings, Inc.*	1,000	242,130
Mettler-Toledo International, Inc.*	750	831,052
Thermo Fisher Scientific, Inc.	2,300	1,164,191
West Pharmaceutical Services, Inc.	2,300	862,983
		4,141,074
Machinery — 0.9%
AGCO Corp.	5,600	662,368
Alfa Laval AB (Sweden)	5,475	187,562
Allison Transmission Holdings, Inc.	2,100	124,026
Atlas Copco AB (Sweden) (Class A Stock)	173,965	2,336,468
Atlas Copco AB (Sweden) (Class B Stock)	25,430	297,405
Caterpillar, Inc.	4,637	1,265,901
CNH Industrial NV (United Kingdom)	39,574	480,414
Daimler Truck Holding AG (Germany)	19,830	686,599
Deere & Co.	1,156	436,251
Donaldson Co., Inc.	1,800	107,352
Doosan Bobcat, Inc. (South Korea)	7,093	267,719
Epiroc AB (Sweden) (Class A Stock)	11,608	220,404
Epiroc AB (Sweden) (Class B Stock)	7,920	126,699
Esab Corp.	1,200	84,264
FANUC Corp. (Japan)	16,000	416,119
Flowserve Corp.	7,400	294,298
Fortive Corp.	2,337	173,312
GEA Group AG (Germany)	50,863	1,874,524
Graco, Inc.	1,500	109,320
ITT, Inc.	8,500	832,235
Komatsu Ltd. (Japan)	68,400	1,844,826
Kone OYJ (Finland) (Class B Stock)	6,060	255,369
Kubota Corp. (Japan)	16,500	242,729
Metso OYJ (Finland)	11,845	124,217
OSG Corp. (Japan)	19,100	224,594
Oshkosh Corp.	7,700	734,811
Otis Worldwide Corp.	2,401	192,824
Parker-Hannifin Corp.	2,753	1,072,349
Pentair PLC	1,400	90,650
Rational AG (Germany)	168	106,294
Sandvik AB (Sweden)	17,119	314,996
Schindler Holding AG (Switzerland)	400	76,964
Schindler Holding AG (Switzerland) (Part. Cert.)	754	150,197
SKF AB (Sweden) (Class B Stock)	18,180	301,816
SMC Corp. (Japan)	1,000	448,262
Volvo AB (Sweden) (Class A Stock)	3,315	68,841
Volvo AB (Sweden) (Class B Stock)	142,636	2,937,965
Wartsila OYJ Abp (Finland)	10,899	123,528
		20,294,472
	Shares	Value

Common Stocks (continued)
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	$88,485
Kuehne + Nagel International AG (Switzerland)	416	118,198
		206,683
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	400	175,928
Comcast Corp. (Class A Stock)	32,600	1,445,484
Dentsu Group, Inc. (Japan)	19,700	579,410
Informa PLC (United Kingdom)	220,180	2,010,568
Publicis Groupe SA (France)	25,409	1,923,276
Trade Desk, Inc. (The) (Class A Stock)*	3,500	273,525
		6,408,191
Metals & Mining — 0.7%
ArcelorMittal SA (Luxembourg)	69,784	1,747,116
BHP Group Ltd. (Australia)	136,943	3,846,843
BlueScope Steel Ltd. (Australia)	131,204	1,624,765
Fortescue Metals Group Ltd. (Australia)	27,420	364,495
Freeport-McMoRan, Inc.	11,300	421,377
Glencore PLC (Australia)	294,777	1,678,611
JFE Holdings, Inc. (Japan)	9,200	134,728
Nippon Steel Corp. (Japan)	90,000	2,108,533
Norsk Hydro ASA (Norway)	74,023	463,224
Pilbara Minerals Ltd. (Australia)	103,444	282,215
Rio Tinto Ltd. (Australia)	6,190	446,471
Rio Tinto PLC (Australia)	28,249	1,773,825
United States Steel Corp.	29,900	971,152
Vale SA (Brazil)	15,600	209,457
voestalpine AG (Austria)	3,100	84,398
		16,157,210
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	6,417	172,296
Centrica PLC (United Kingdom)	1,024,362	1,926,735
DTE Energy Co.	3,100	307,768
E.ON SE (Germany)	166,187	1,965,329
Engie SA (France)	59,834	917,624
NiSource, Inc.	41,791	1,031,402
Sembcorp Industries Ltd. (Singapore)	14,300	53,152
Sempra	3,200	217,696
		6,592,002
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	856	85,686
Boston Properties, Inc.(a)	16,293	969,108
Dexus (Australia)	22,140	103,205
Gecina SA (France)	1,000	101,958
Japan Real Estate Investment Corp. (Japan)	25	97,419
Kilroy Realty Corp.	73,423	2,320,901
Nippon Building Fund, Inc. (Japan)	25	101,238
		3,779,515

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.4%
Ampol Ltd. (Australia)	4,760	$102,769
APA Corp.	19,400	797,340
BP PLC (United Kingdom)	592,269	3,817,727
Canadian Natural Resources Ltd. (Canada)	1,793	115,956
Cenovus Energy, Inc. (Canada)	17,146	356,995
Cheniere Energy, Inc.	5,800	962,568
Chevron Corp.	12,780	2,154,964
China Petroleum & Chemical Corp. (China) (Class H Stock)	924,000	502,550
ConocoPhillips	5,766	690,767
Coterra Energy, Inc.	28,200	762,810
Eni SpA (Italy)	87,437	1,404,571
Equinor ASA (Norway)	17,013	557,551
Exxon Mobil Corp.	37,899	4,456,164
Hess Corp.	6,870	1,051,110
Inpex Corp. (Japan)	117,000	1,754,805
LUKOIL PJSC (Russia)^	7,425	—
Marathon Petroleum Corp.	7,400	1,119,916
OMV AG (Austria)	2,877	137,419
ONEOK, Inc.	6,300	399,609
Petroleo Brasileiro SA (Brazil), ADR	28,517	427,470
Phillips 66	5,600	672,840
Pioneer Natural Resources Co.	1,621	372,100
Repsol SA (Spain)	22,132	364,050
Shell PLC (Netherlands)	129,861	4,115,843
Suncor Energy, Inc. (Canada)	10,681	367,318
TotalEnergies SE (France)	45,010	2,959,379
TotalEnergies SE (France), ADR	2,319	152,497
Valero Energy Corp.	1,265	179,263
		30,756,351
Passenger Airlines — 0.2%
Air Canada (Canada)*	25,310	361,132
ANA Holdings, Inc. (Japan)*	38,800	812,397
Delta Air Lines, Inc.	7,660	283,420
Deutsche Lufthansa AG (Germany)*	177,243	1,402,595
Japan Airlines Co. Ltd. (Japan)	85,000	1,651,480
Qantas Airways Ltd. (Australia)*	24,521	81,177
Singapore Airlines Ltd. (Singapore)	26,100	123,119
United Airlines Holdings, Inc.*	16,700	706,410
		5,421,730
Personal Care Products — 0.4%
Amorepacific Corp. (South Korea)	1,840	166,266
L’Oreal SA (France)	10,615	4,398,984
Unilever PLC (United Kingdom)	72,545	3,588,569
		8,153,819
Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	46,700	646,404
AstraZeneca PLC (United Kingdom)	27,878	3,760,310
AstraZeneca PLC (United Kingdom), ADR	7,798	528,081
Bayer AG (Germany)	11,248	540,179
Bristol-Myers Squibb Co.	34,306	1,991,120
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	18,600	$573,513
Elanco Animal Health, Inc.*	53,300	599,092
Eli Lilly & Co.	9,061	4,866,935
GSK PLC	69,755	1,262,133
Hikma Pharmaceuticals PLC (Jordan)	5,950	151,089
Ipsen SA (France)	14,620	1,915,540
Johnson & Johnson	21,000	3,270,750
Merck & Co., Inc.	11,100	1,142,745
Novartis AG (Switzerland)	59,195	6,045,505
Novo Nordisk A/S (Denmark), ADR	1,776	161,509
Novo Nordisk A/S (Denmark) (Class B Stock)	93,434	8,507,284
Ono Pharmaceutical Co. Ltd. (Japan)	63,900	1,225,499
Otsuka Holdings Co. Ltd. (Japan)	18,900	671,047
Pfizer, Inc.	19,600	650,132
Roche Holding AG	21,196	5,786,532
Sanofi	42,533	4,566,992
Santen Pharmaceutical Co. Ltd. (Japan)	43,100	395,459
Shionogi & Co. Ltd. (Japan)	44,800	1,998,280
		51,256,130
Professional Services — 0.2%
Automatic Data Processing, Inc.	6,100	1,467,538
BayCurrent Consulting, Inc. (Japan)	5,600	186,608
Concentrix Corp.	6,100	488,671
Dun & Bradstreet Holdings, Inc.	14,500	144,855
Jacobs Solutions, Inc.	800	109,200
Verisk Analytics, Inc.	1,700	401,608
Wolters Kluwer NV (Netherlands)	9,389	1,136,778
		3,935,258
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	164,363	125,981
Mitsui Fudosan Co. Ltd. (Japan)	82,200	1,810,374
Multiplan Empreendimentos Imobiliarios SA (Brazil)	19,247	94,386
New World Development Co. Ltd. (Hong Kong)	37,000	71,739
Nomura Real Estate Holdings, Inc. (Japan)	14,900	374,073
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,500	97,665
		2,574,218
Residential REITs — 1.4%
American Homes 4 Rent (Class A Stock)	11,313	381,135
Apartment Income REIT Corp.	103,436	3,175,485
AvalonBay Communities, Inc.	860	147,696
Camden Property Trust	25,350	2,397,603
Canadian Apartment Properties REIT (Canada)	4,643	154,100
Equity Residential	130,542	7,664,121
Independence Realty Trust, Inc.(a)	141,676	1,993,381

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Invitation Homes, Inc.	62,180	$1,970,484
Sun Communities, Inc.	37,304	4,414,555
UDR, Inc.	98,368	3,508,787
Veris Residential, Inc.	322,445	5,320,343
		31,127,690
Retail REITs — 1.0%
Brixmor Property Group, Inc.	187,841	3,903,336
InvenTrust Properties Corp.	54,641	1,301,002
Japan Metropolitan Fund Investment Corp. (Japan)	119	77,178
Kimco Realty Corp.	4,800	84,432
Klepierre SA (France)	22,392	548,281
NETSTREIT Corp.(a)	56,238	876,188
Realty Income Corp.	79,333	3,961,890
Regency Centers Corp.	14,283	848,982
Scentre Group (Australia)	58,040	91,202
Simon Property Group, Inc.	70,415	7,606,932
SITE Centers Corp.	108,521	1,338,064
Spirit Realty Capital, Inc.(a)	3,300	110,649
Unibail-Rodamco-Westfield (France)*	2,268	111,530
Urban Edge Properties	80,195	1,223,776
Vicinity Ltd. (Australia)	190,945	206,937
		22,290,379
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	7,102	730,228
Advantest Corp. (Japan)	29,772	830,446
Analog Devices, Inc.	845	147,951
Applied Materials, Inc.	1,800	249,210
ASM International NV (Netherlands)	4,226	1,764,747
ASML Holding NV (Netherlands)	11,517	6,780,638
ASML Holding NV (Netherlands)	233	137,158
Broadcom, Inc.	2,396	1,990,070
Disco Corp. (Japan)	2,300	424,939
Global Unichip Corp. (Taiwan)	5,920	252,085
Infineon Technologies AG (Germany)	62,358	2,065,344
Intel Corp.	57,806	2,055,003
KLA Corp.	2,200	1,009,052
Lam Research Corp.	2,843	1,781,907
Lasertec Corp. (Japan)	1,300	202,166
Novatek Microelectronics Corp. (Taiwan)	16,000	210,105
NVIDIA Corp.	21,601	9,396,219
NXP Semiconductors NV (China)	4,537	907,037
ON Semiconductor Corp.*	6,600	613,470
Qorvo, Inc.*	8,000	763,760
QUALCOMM, Inc.	14,300	1,588,158
Renesas Electronics Corp. (Japan)*	127,600	1,949,085
Skyworks Solutions, Inc.	8,500	838,015
STMicroelectronics NV (Singapore)	51,165	2,206,392
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,693	3,275,522
Texas Instruments, Inc.	1,900	302,119
Universal Display Corp.	797	125,121
		42,595,947
	Shares	Value

Common Stocks (continued)
Software — 1.7%
Adobe, Inc.*	3,985	$2,031,952
AppLovin Corp. (Class A Stock)*	19,900	795,204
Autodesk, Inc.*	2,300	475,893
Check Point Software Technologies Ltd. (Israel)*	5,843	778,755
Constellation Software, Inc. (Canada)	273	563,601
CyberArk Software Ltd.*	3,918	641,651
Dassault Systemes SE (France)	29,504	1,095,850
Dynatrace, Inc.*	3,900	182,247
Gen Digital, Inc.	5,400	95,472
Intuit, Inc.	3,652	1,865,953
Microsoft Corp.	64,359	20,321,354
Monday.com Ltd.*	300	47,766
NCR Corp.*	25,900	698,523
Nice Ltd. (Israel)*	1,079	184,033
Oracle Corp.	6,950	736,144
Salesforce, Inc.*	11,100	2,250,858
SAP SE (Germany)	4,041	523,075
ServiceNow, Inc.*	3,514	1,964,186
Synopsys, Inc.*	400	183,588
Teradata Corp.*	2,400	108,048
WiseTech Global Ltd. (Australia)	2,146	89,081
Workday, Inc. (Class A Stock)*	4,400	945,340
Xero Ltd. (New Zealand)*	19,452	1,398,946
Zoom Video Communications, Inc. (Class A Stock)*	1,200	83,928
		38,061,448
Specialized REITs — 2.2%
American Tower Corp.	4,900	805,805
CubeSmart	57,808	2,204,219
Digital Realty Trust, Inc.	103,295	12,500,761
EPR Properties	73,158	3,038,983
Equinix, Inc.	15,149	11,002,113
Extra Space Storage, Inc.	38,369	4,664,903
Gaming & Leisure Properties, Inc.	1,693	77,116
Iron Mountain, Inc.	77,451	4,604,462
Public Storage	13,704	3,611,278
VICI Properties, Inc.	177,689	5,170,750
Weyerhaeuser Co.	23,900	732,774
		48,413,164
Specialty Retail — 0.6%
AutoZone, Inc.*	50	127,000
Burlington Stores, Inc.*	740	100,122
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	12,384	175,608
Home Depot, Inc. (The)	4,800	1,450,368
Industria de Diseno Textil SA (Spain)	103,970	3,868,937
JD Sports Fashion PLC (United Kingdom)	1,026,327	1,864,353
Lowe’s Cos., Inc.	10,510	2,184,398
Murphy USA, Inc.	200	68,346
O’Reilly Automotive, Inc.*	536	487,149
Petco Health & Wellness Co., Inc.*(a)	73,200	299,388
Ross Stores, Inc.	1,157	130,683
TJX Cos., Inc. (The)	14,812	1,316,491

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Ulta Beauty, Inc.*	1,600	$639,120
USS Co. Ltd. (Japan)	3,300	54,553
		12,766,516
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	114,572	19,615,872
Canon, Inc. (Japan)	16,600	399,871
Dell Technologies, Inc. (Class C Stock)	1,389	95,702
FUJIFILM Holdings Corp. (Japan)	6,100	352,889
Hewlett Packard Enterprise Co.	54,100	939,717
Ricoh Co. Ltd. (Japan)	12,000	103,536
Samsung Electronics Co. Ltd. (South Korea)	19,161	968,668
Seagate Technology Holdings PLC	1,185	78,151
Seiko Epson Corp. (Japan)	4,500	70,670
		22,625,076
Textiles, Apparel & Luxury Goods — 0.8%
Brunello Cucinelli SpA (Italy)	11,608	880,453
Burberry Group PLC (United Kingdom)	6,031	139,768
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	14,144	1,722,502
Hermes International SCA (France)	3,087	5,627,070
Lululemon Athletica, Inc.*	6,281	2,422,017
LVMH Moet Hennessy Louis Vuitton SE (France)	6,496	4,903,380
Moncler SpA (Italy)	10,851	628,870
On Holding AG (Switzerland) (Class A Stock)*(a)	39,541	1,100,031
Pandora A/S (Denmark)	1,420	146,532
Puma SE (Germany)	1,782	110,185
Ralph Lauren Corp.(a)	844	97,980
Skechers USA, Inc. (Class A Stock)*	7,700	376,915
		18,155,703
Tobacco — 0.4%
Altria Group, Inc.	9,100	382,655
British American Tobacco PLC (United Kingdom)	109,404	3,435,143
Imperial Brands PLC (United Kingdom)	41,641	844,747
Japan Tobacco, Inc. (Japan)	117,200	2,696,542
Philip Morris International, Inc.	6,400	592,512
		7,951,599
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	28,412	1,722,978
Howden Joinery Group PLC (United Kingdom)	42,800	382,955
ITOCHU Corp. (Japan)	19,700	711,445
Marubeni Corp. (Japan)	27,100	422,441
Mitsubishi Corp. (Japan)	7,200	343,082
Mitsui & Co. Ltd. (Japan)	21,000	761,669
Sojitz Corp. (Japan)	12,600	276,011
Sumitomo Corp. (Japan)	6,900	137,710
Toyota Tsusho Corp. (Japan)	3,400	199,975
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	800	$553,472
		5,511,738
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	875	131,668
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	25,300	774,445
SoftBank Corp. (Japan)	4,400	49,801
T-Mobile US, Inc.*	4,700	658,235
Vodafone Group PLC (United Kingdom)	115,319	108,100
		1,590,581

Total Common Stocks (cost $824,620,088)		825,528,551
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	90,474
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	9,873	926,355
		1,016,829
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,942	280,708
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	80,570	385,495

Total Preferred Stocks (cost $1,945,132)		1,683,032
Unaffiliated Exchange-Traded Funds — 4.3%
Energy Select Sector SPDR Fund	125,500	11,343,945
Invesco Preferred ETF(a)	473,000	5,179,350
iShares Core MSCI EAFE ETF(a)	142,000	9,137,700
iShares Core S&P 500 ETF	43,550	18,701,676
iShares Gold Trust*(a)	62,500	2,186,875
iShares iBoxx High Yield Corporate Bond ETF(a)	53,600	3,951,392
iShares JP Morgan USD Emerging Markets Bond ETF(a)	93,800	7,740,376
iShares Latin America 40 ETF(a)	73,000	1,865,880
iShares MSCI EAFE ETF(a)	69,511	4,790,698
iShares Russell 1000 Growth ETF	18,200	4,841,018
Vanguard Real Estate ETF(a)	132,200	10,002,252
Vanguard Short-Term Corporate Bond ETF(a)	151,000	11,347,650
Vanguard Total Bond Market ETF	52,300	3,649,494

Total Unaffiliated Exchange-Traded Funds (cost $94,394,089)		94,738,306

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Units	Value
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	309	$1,579
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.8%
Automobiles — 0.0%
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	100	99,228
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	39	38,038
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A
5.580%	08/15/35	100	96,933
Series 2023-02, Class D, 144A
6.600%	02/15/36	100	98,590
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	100	98,129
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A
1.420%	07/14/28	100	89,932
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	100	90,603
			611,453
Collateralized Loan Obligations — 2.7%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.088%(c)	07/20/34	210	201,320
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34	2,000	1,986,631
Apex Credit CLO LLC (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.818%(c)	10/20/34	500	495,105
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32	250	248,125
Series 2021-04A, Class E, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.088%(c)	10/20/34	300	269,476
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34	4,900	4,865,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	2,000	$2,060,827
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.674%(c)	08/26/32	EUR	2,000	2,079,337
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		3,500	3,469,630
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	505,667
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.822%(c)	10/26/34		600	594,025
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.643%(c)	04/25/31		2,211	2,202,095
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		1,750	1,721,781
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		4,750	4,695,432
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	10/17/34		4,550	4,493,028
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.837%(c)	10/23/34		1,000	991,404
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.820%(c)	10/15/34		1,000	990,095
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.790%(c)	07/15/34		2,750	2,716,712
Ocean Trails CLO Ltd. (United Kingdom),
Series 2023-14A, Class D, 144A, 3 Month SOFR + 5.820% (Cap N/A, Floor 5.820%)
11.146%(c)	01/20/35		110	110,295
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30		171	170,878
A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34		2,000	$1,981,121
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.770%(c)	07/15/34		2,500	2,484,179
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35		600	603,061
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	10/20/34		2,000	1,980,228
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32		2,500	2,475,975
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.513%(c)	01/17/32	EUR	2,000	2,074,408
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34		1,250	1,238,697
Series 2019-01A, Class ASNR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.853%(c)	08/16/34		2,750	2,715,849
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.711%(c)	07/25/34	EUR	1,250	1,290,894
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	07/15/34	EUR	2,500	2,585,886
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		2,750	2,714,647
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.737%(c)	07/24/32		750	747,009
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		1,250	1,238,571
				58,998,088
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		62	59,808
Series 2022-X01, Class A, 144A
1.750%	02/15/27		11	11,088
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	34	$32,430
Series 2022-A, Class A, 144A
1.710%	02/20/35	120	116,439
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A
3.090%	04/20/32	100	81,431
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38	200	195,300
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	97,663
Series 2021-01, Class C, 144A
1.610%	09/25/30	100	95,397
Series 2021-01, Class D, 144A
2.040%	09/25/30	100	93,921
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	28	27,366
			810,843
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	124	104,876
Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)
5.628%(c)	12/25/34	319	314,699
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	532	197,376
			512,075
Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	205	154,671
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month SOFR + 1.562% (Cap N/A, Floor 0.000%)
6.953%(c)	12/27/38	282	269,322
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	147,887
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53	206	184,479
			601,688

Total Asset-Backed Securities (cost $64,207,081)			61,793,694

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities — 0.1%
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62		12	$10,141
Series 2021-BN32, Class XA
0.884%(cc)	04/15/54		1,074	41,998
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.597%(c)	09/15/38		250	235,720
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.147%(c)	09/15/38		50	46,658
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38		100	93,128
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36		6,600	7
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, Prime + 1.294% (Cap N/A, Floor 1.294%)
9.794%(c)	07/15/32		410	376,031
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		35	29,094
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.219%(c)	08/07/30	GBP	125	149,014
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.830%(cc)	07/25/31		3,194	141,319
Series K154, Class A2
4.350%(cc)	01/25/33		30	27,960
Series K159, Class A2
4.500%(cc)	07/25/33		25	23,534
Freddie Mac Multifamily Certificates,
Series K160, Class A2
4.500%	12/25/33		25	23,414
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month SOFR + 4.497% (Cap N/A, Floor 4.450%)
9.829%(c)	11/15/32		110	107,751
Series 2018-SRP05, Class C, 144A, 1 Month SOFR + 4.364% (Cap N/A, Floor 3.750%)
9.697%(c)	09/15/31		801	285,218
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.547%(c)	10/15/36		100	92,520
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.997%(c)	10/15/36		120	108,321
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month SOFR + 8.622% (Cap N/A, Floor 8.208%)
13.955%(c)	06/15/35		1,000	2,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-MKST, Class H, 144A, 1 Month SOFR + 7.114% (Cap N/A, Floor 6.750%)
12.446%(c)	12/15/36		210	$9,514
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)
8.087%(c)	06/15/38		200	168,815
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	20,714
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.213%(c)	03/15/39		100	94,983
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.663%(c)	03/15/39		250	237,700
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month SOFR + 3.264% (Cap N/A, Floor 3.150%)
8.596%(c)	11/15/38		109	104,288
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		200	166,993
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.395%(c)	10/15/36		400	381,202
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	375	426,525

Total Commercial Mortgage-Backed Securities (cost $5,386,387)				3,405,062
Convertible Bond — 0.0%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		410	394,074
(cost $396,317)
Corporate Bonds — 3.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		75	73,829
2.196%	02/04/26		60	55,120
3.250%	02/01/35		10	7,676
3.625%	02/01/31		145	124,995
5.705%	05/01/40		25	23,055
5.805%	05/01/50		85	76,961
5.930%	05/01/60		15	13,495
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)		1,242	1,208,019

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		45	$44,650
				1,627,800
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	255	228,997
5.950%	02/14/49		20	17,880
6.200%	02/14/59		92	86,903
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47		30	20,639
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		10	8,765
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		600	509,684
				872,868
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		10	9,859
5.750%	04/20/29		10	9,288
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		28	27,195
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)		30	29,776
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		100	92,535
4.625%	04/15/29		140	120,446
				289,099
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.400%	09/20/28		150	147,113
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		85	65,372
4.750%	01/15/43		806	588,054
6.100%	08/19/32		200	188,470
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		130	116,124
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	300	261,128
				1,366,261
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26		354	$343,139
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		115	92,256
4.500%	02/15/32		50	38,769
5.625%	06/15/28(a)		75	68,626
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		125	101,659
				644,449
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	100	58,505
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	1,000	144,364
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month SOFR + 0.662% (Cap N/A, Floor 4.000%)
6.071%(c)	10/16/23(oo)		310	240,011
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	177,618
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	184,132
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		100	114,250
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	100	104,225
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		130	99,809
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29		240	219,769
4.827%(ff)	07/22/26		55	53,637
Sub. Notes
2.482%(ff)	09/21/36		25	18,274
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		50	48,185
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30	EUR	100	103,742
Sub. Notes
3.875%(ff)	06/16/32	EUR	100	99,580
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	100	85,565

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.500%(ff)	08/14/28(a)(oo)		210	$205,275
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		200	164,846
5.335%(ff)	06/12/29		200	194,155
Sr. Unsec’d. Notes, EMTN
2.750%(ff)	07/25/28	EUR	100	98,778
BPCE SA (France),
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/14/34	EUR	100	104,086
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		200	196,223
China Development Bank (China),
Sr. Unsec’d. Notes
4.300%	08/02/32	CNH	1,000	148,681
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	200	185,318
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		525	449,761
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		270	258,449
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		9	7,881
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		450	413,861
8.125%	07/15/39		30	35,115
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		40	36,278
Sub. Notes
4.400%	06/10/25		185	179,432
6.174%(ff)	05/25/34		65	62,320
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	200	160,241
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	100	60,435
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120	137,635
Sr. Unsec’d. Notes, EMTN
1.375%	03/13/25	EUR	200	203,038
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/21/30	EUR	140	146,976
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	355	367,697
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		150	131,115
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	300	285,760
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		10	$9,872
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	136,147
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		25	25,375
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	173,048
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		110	90,096
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		20	17,655
1.992%(ff)	01/27/32		340	254,698
2.650%(ff)	10/21/32		65	50,239
3.375%	03/27/25	EUR	150	156,767
4.482%(ff)	08/23/28		30	28,385
Sub. Notes
5.150%	05/22/45		60	51,448
6.750%	10/01/37		100	101,137
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200	191,750
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	100	86,927
3.000%(ff)	07/22/28	GBP	300	323,638
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		80	78,327
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		200	194,072
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		285	266,916
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	100	113,101
2.069%(ff)	06/01/29		80	67,381
3.702%(ff)	05/06/30		114	101,621
4.851%(ff)	07/25/28		55	53,024
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	100	104,068
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	200	201,233
4.125%	07/15/33		455	432,551
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	225	160,803
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		35	30,325

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	100	$98,895
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		60	59,037
4.656%(ff)	03/02/29	EUR	100	105,519
5.449%(ff)	07/20/29		15	14,618
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		245	199,926
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		105	82,526
Sub. Notes
2.484%(ff)	09/16/36		30	21,923
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	335	318,701
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27	EUR	200	181,834
1.250%	12/07/27	GBP	100	99,922
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	300	286,171
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		50	49,538
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		50	49,254
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		10	9,423
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		300	220,327
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		200	197,728
9.016%(ff)	11/15/33		250	289,085
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		365	334,030
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		90	84,288
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	150	149,792
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		115	95,717
5.557%(ff)	07/25/34		90	85,285
5.574%(ff)	07/25/29		35	34,142
				12,553,307
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		170	$155,772
4.900%	02/01/46		55	47,710
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		20	16,415
4.600%	04/15/48		30	25,381
5.550%	01/23/49		25	24,009
				269,287
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		25	22,170
5.150%	03/02/28		90	88,479
5.250%	03/02/30		70	68,364
5.600%	03/02/43		10	9,302
5.650%	03/02/53		15	14,020
5.750%	03/02/63		5	4,617
				206,952
Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32		10	8,202
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		200	181,441
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		25	24,064
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		75	60,750
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	100	88,407
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		225	186,359
				549,223
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		50	48,558
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		100	104,899
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		111	86,151
				239,608

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		250	$237,105
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	200	176,178
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		50	30,605
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	100	98,915
4.250%	09/25/30	GBP	100	106,840
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		50	46,856
5.400%	05/01/53		5	4,596
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		100	106,085
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	880	771,322
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		50	30,961
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		70	63,761
2.700%	03/01/29		45	39,389
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		30	24,958
4.875%	01/15/28(a)		226	211,540
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		30	22,356
				1,971,467
Computers — 0.0%
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		79	76,413
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		385	329,065
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24		150	148,248
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		10	9,221
Sub. Notes
5.625%(ff)	07/28/34		25	23,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		65	$60,928
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	200	180,629
3.000%	10/17/29	EUR	200	203,855
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		65	63,541
6.377%(ff)	06/08/34		40	37,693
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	360	348,945
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	264	248,674
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A, 0
7.209%(cc)	12/21/65		150	108,651
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		25	18,277
4.600%	03/15/33		70	64,148
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.125%	05/06/25	EUR	200	204,202
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		250	216,254
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		540	528,033
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	171	171,075
2.000%	04/16/31		286	228,741
Gtd. Notes, 144A
1.850%	05/03/32	EUR	197	177,674
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	328	293,844
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	88,023
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	100	96,088
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	125,643
				3,646,009
Electric — 0.3%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		5	4,003

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	$176,387
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		166	135,488
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		15	12,078
4.500%	02/15/28		15	13,527
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		20	16,196
5.125%	03/15/28		1,400	1,246,738
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		141	117,902
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		15	9,364
6.150%	11/15/52		25	25,241
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		25	18,395
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		275	272,693
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		6	3,132
4.200%	09/01/52		45	35,043
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		25	23,580
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		25	23,678
4.500%	08/15/32		35	31,472
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	200	205,089
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	100	77,730
3.625%	01/11/30	EUR	200	205,070
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		600	545,634
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		25	24,441
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		5	4,695
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	200	190,994
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		250	$261,405
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		10	9,729
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34		100	95,280
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	140	142,335
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		20	19,413
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		20	16,985
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		60	46,713
5.783%	09/16/52		25	23,049
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		175	171,440
Gtd. Notes, 144A
3.625%	02/15/31		64	48,548
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		75	73,447
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	145	142,164
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.016%(s)	04/11/31	CAD	250	127,339
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		50	32,098
4.950%	07/01/50		20	14,931
6.100%	01/15/29		45	43,884
6.150%	01/15/33		35	33,208
6.400%	06/15/33		10	9,648
6.700%	04/01/53		10	9,371
6.750%	01/15/53		15	14,084
Sr. Sec’d. Notes
3.250%	06/01/31		25	19,890
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	100	80,534
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)		300	261,136
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		25	19,391

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		35	$33,640
3.700%	04/01/29		20	17,988
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		10	9,990
5.850%	11/01/27		20	20,103
5.950%	11/01/32		10	9,981
First Mortgage, Series A
4.200%	03/01/29		25	23,244
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		45	42,488
5.500%	03/15/29		75	74,518
5.700%	03/15/34		35	34,332
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		35	28,084
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.700%	08/15/53		20	18,771
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		150	137,975
8.000%(ff)	10/15/26(oo)		725	695,775
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		245	225,284
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		100	97,583
				6,604,348
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		475	478,264
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	100	101,676
4.125%	11/02/34	EUR	100	103,314
				204,990
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	255	214,380
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	600	487,717
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		200	181,024
				883,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		75	$72,940
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		275	233,148
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		400	399,144
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		65	62,666
3.755%	03/15/27		50	46,153
4.054%	03/15/29		20	17,840
4.279%	03/15/32(a)		15	12,730
5.050%	03/15/42(a)		95	73,486
5.141%	03/15/52		150	111,287
5.391%	03/15/62		70	51,610
6.412%	03/15/26		60	59,994
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,371
				1,145,369
Environmental Control — 0.0%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		70	69,187
5.450%	09/18/33		35	33,890
5.500%	09/18/26		80	79,654
				182,731
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	51,121
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	993	1,051,349
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	463,992
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		37	35,198
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	21,371
4.375%	01/31/32		100	83,815
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	124,914
				1,831,760

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	$42,181
5.875%	08/20/26		200	192,134
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		75	63,392
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	78,517
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		25	25,586
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		20	15,092
5.750%	09/15/33		10	9,806
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	164,966
				591,674
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		75	74,377
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	100	92,436
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		100	99,504
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	63,370
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	64,836
				394,523
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		50	38,941
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		20	14,117
3.910%	10/01/50		75	52,927
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	304,411
4.625%	06/01/30		20	16,412
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		100	84,835
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48		50	$39,651
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		90	74,635
4.625%	03/15/52		25	18,757
5.000%	03/15/24		150	149,203
5.875%	02/01/29		15	14,735
5.900%	06/01/53		20	17,929
7.500%	11/15/95		110	114,704
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,145	1,009,099
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26		325	315,314
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		25	21,531
5.125%	11/01/27(a)		95	88,378
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		375	361,919
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		75	48,319
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		10	7,055
3.500%	08/15/39		20	15,358
4.000%	05/15/29		40	37,431
4.750%	05/15/52		10	8,512
5.200%	04/15/63		35	31,221
5.250%	02/15/28		35	35,052
5.875%	02/15/53		5	5,020
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		40	32,626
				2,958,092
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	143,043
6.625%	01/15/28		4	3,769
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	3,747
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	358,488
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	4,921

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		20	$17,476
				531,444
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	106,159
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		20	18,874
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	305	314,683
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		35	33,575
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		225	181,809
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25(a)		330	322,575
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		45	43,464
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		45	37,899
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	205	221,882
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		120	79,007
				1,359,927
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/62		170	129,385
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	100	103,538
4.500%	11/15/31	EUR	135	144,067
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		20	19,466
5.600%	05/15/53		100	94,710
5.750%	05/15/63		10	9,419
Prosus NV (China),
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	114,020
				614,605
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		200	$190,244
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	100	93,188
				283,432
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30		240	246,300
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		50	46,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		25	24,707
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27		100	92,250
5.500%	08/31/26		100	94,375
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		150	136,905
				640,537
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		10	8,060
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.550%	03/08/27		200	172,948
5.375%	08/08/25		200	193,474
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24		200	194,100
5.500%	01/15/26		200	185,488
				754,070
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		25	25,128
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26(a)		55	54,202
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	97,427
				176,757
Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29(a)		200	164,000

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		240	$188,354
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		25	19,908
4.250%	01/15/34		30	22,121
4.750%	02/01/32		10	8,001
5.000%	02/01/28		10	9,078
5.125%	05/01/27		21	19,559
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		200	119,561
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		15	14,930
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		200	141,557
6.500%	02/01/29		725	600,823
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		100	76,422
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		10	5,524
5.875%	11/15/24		25	23,267
7.750%	07/01/26		500	374,590
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		125	125,430
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		80	77,049
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		369	359,918
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	291	305,298
				2,655,390
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
1.625%	03/11/26	EUR	200	199,194
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
8.625%	06/01/31		210	208,950
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		10	9,009
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	72,572
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		60	$55,978
				545,703
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		20	18,072
4.700%	08/23/52		20	17,240
				35,312
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	100	106,214
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.050%	08/10/33	INR	59,400	690,171
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	215,867
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	145	146,682
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	115	90,817
3.000%	10/14/33	EUR	125	127,220
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.000%	04/17/33	INR	146,000	1,694,446
				3,071,417
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		130	117,235
Oil & Gas — 0.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		205	164,118
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	146,256
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42		60	46,985
6.000%	01/15/37		40	36,210
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	57,423
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		15	9,145
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	205	188,459

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		10	$7,749
3.750%	02/15/52		10	6,564
5.250%	06/15/37		25	22,095
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		125	123,154
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		50	50,869
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		75	73,997
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		70	65,703
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		125	122,508
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	12,693
5.000%	06/15/45		38	30,595
5.250%	10/15/27		2	1,945
5.850%	12/15/25		95	94,414
7.875%	09/30/31		20	21,894
7.950%	04/15/32		10	11,060
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.875%	01/13/33		110	107,165
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		50	42,132
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		30	28,875
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	100	102,488
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		50	47,492
7.300%	08/15/31		25	26,493
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32		275	244,097
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		375	380,220
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		380	264,334
4.300%	08/15/39		160	116,475
4.400%	04/15/46		250	183,420
6.450%	09/15/36		210	206,235
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.600%	03/15/46		280	$274,964
6.950%	07/01/24		32	32,169
7.500%	05/01/31		17	17,977
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	295	316,036
6.850%	06/05/2115		190	161,500
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	79,816
6.375%	01/23/45		150	86,640
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	400	338,591
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		135	130,882
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		185	148,174
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		20	13,485
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		120	102,945
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	205	181,017
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25		170	151,449
				5,078,907
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		175	170,188
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		35	28,575
4.250%	11/21/49		40	31,681
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		15	16,160
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		61	30,969
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		10	4,053
5.000%	02/15/29		35	13,825
5.250%	01/30/30		240	90,150
6.250%	02/15/29		2,270	896,650

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	10	$7,506
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	120	119,350
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26	135	134,418
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	10	6,041
4.500%	05/17/33	15	14,034
5.000%	05/17/53	20	18,225
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	200	160,386
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	75	73,250
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	80	70,706
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	247	219,629
4.100%	10/01/46	517	321,729
7.125%	01/31/25	280	280,428
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	160	117,496
			2,655,261
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	343,498
7.875%	05/15/26	25	25,148
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	50,167
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	7,947
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	20	15,897
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	20	18,432
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.055%	08/15/26	50	50,153
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	30	29,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.036%	11/15/33	70	$68,386
6.497%	08/15/43	20	19,428
6.544%	11/15/53	360	351,692
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	9,796
6.750%	09/15/37	110	111,536
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	100	98,944
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	50	46,236
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	490	422,748
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	276,262
Sr. Unsec’d. Notes
5.400%	10/01/47	185	152,153
6.000%	06/15/48	10	8,874
6.100%	02/15/42	40	36,254
6.250%	04/15/49	20	18,350
6.500%	02/01/42	20	19,069
6.850%	02/15/40	30	28,849
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	30	29,924
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38	10	10,257
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	45	42,554
5.200%	03/01/47	80	65,179
5.500%	02/15/49	30	25,399
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	145	104,105
5.550%	11/01/26	40	39,739
5.650%	11/01/28	35	34,544
5.800%	11/01/30	40	39,144
6.050%	09/01/33	125	122,844
6.100%	11/15/32	30	29,627
6.350%	01/15/31	25	25,106
6.625%	09/01/53	15	14,679
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B, 3 Month SOFR + 4.372%
9.736%(c)	10/30/23(oo)	70	65,759
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36	30	28,589
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	475	414,032

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27		170	$160,277
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		35	33,409
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		10	8,397
5.500%	03/01/30		20	18,704
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		20	20,795
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		75	65,412
4.500%	03/01/28		90	83,625
5.250%	02/01/50		255	197,294
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		25	21,501
5.100%	09/15/45		10	8,366
5.750%	06/24/44		20	18,070
6.300%	04/15/40		80	78,261
8.750%	03/15/32		80	90,722
				4,105,679
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	182,222
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	301,899
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	484,524
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	314,001
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	275,528
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	267,204
				1,825,378
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	7,552
4.125%	05/15/29		145	129,095
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	273,860
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		5	$3,463
9.750%	06/15/25		279	269,293
Sr. Unsec’d. Notes
4.750%	05/01/24		5	4,725
4.750%	02/15/28(a)		116	84,233
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	137,344
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	148,015
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	100	102,942
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	100	105,006
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		125	114,594
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		5	4,658
4.500%	01/15/28		145	132,760
				1,517,540
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		60	53,919
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		200	186,084
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,068	1,093,198
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	233,230
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	34,298
3.300%	04/15/40		15	11,152
4.950%	09/15/52(a)		15	13,416
				1,625,297
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		15	13,083
Gtd. Notes, 144A
2.600%	02/15/33		225	167,794
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		35	27,449

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		60	$59,248
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		25	24,772
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	195,222
				487,568
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
6.250%	11/09/32		35	35,412
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		80	60,211
3.500%	06/01/41		10	6,948
3.550%	09/15/55		140	85,816
3.950%	04/30/31	EUR	100	101,388
5.539%	02/20/26		75	74,459
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	28,878
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29		10	7,361
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	114,375
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	100	101,999
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	200	200,818
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,631
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		385	391,059
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,684
2.625%	02/15/29		20	16,946
2.875%	02/15/31		10	8,113
3.000%	02/15/41		45	29,805
3.875%	04/15/30		165	146,054
4.950%	03/15/28		35	33,960
5.050%	07/15/33		30	27,785
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		100	65,949
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	305	$290,801
				1,801,040
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		5	3,114
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		175	174,885
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	170	181,204
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	124,963
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		25	24,611
				508,777
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		25	21,116
3.250%	06/01/51		25	16,356
4.200%	09/01/48		25	19,497
				56,969

Total Corporate Bonds (cost $83,275,370)				70,570,525
Floating Rate and Other Loans — 0.1%
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%
8.891%(c)	02/26/29		26	24,829
Commercial Services — 0.0%
GTCR W Merger Sub LLC,
Term Loan
—%(p)	09/20/30		70	69,946
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 Month SOFR + 2.864%
8.192%(c)	09/23/26		55	54,710
				124,656
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29		395	385,026
Diversified Financial Services — 0.0%
Jane Street Group LLC,
Dollar Term Loan, 1 Month SOFR + 2.864%
8.181%(c)	01/26/28		29	28,554

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month SOFR + 4.012%
9.377%(c)	11/16/25	60	$59,546
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	03/05/26	29	28,533
			88,079
Insurance — 0.0%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%
9.666%(c)	08/21/28	67	65,371
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month SOFR + 3.614%
8.931%(c)	08/17/28	29	28,730
Media — 0.1%
Charter Communications Operating LLC,
Term Loan B1, 3 Month SOFR + 1.750%
7.070%(c)	04/30/25	150	149,617
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.947%(c)	04/15/27	244	220,637
Diamond Sports Group LLC,
Second Lien Term Loan
10.683%	08/24/26	323	7,275
Virgin Media Bristol LLC,
N Facility, 1 Month SOFR + 2.614%
7.947%(c)	01/31/28	50	48,508
			426,037
Retail — 0.0%
1011778 BC ULC (Canada),
Term B-5 Loan, 1 Month SOFR + 2.250%
7.566%(c)	09/23/30	92	92,140
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28	249	247,902
			340,042

Total Floating Rate and Other Loans (cost $1,587,177)			1,511,324
Municipal Bonds — 0.0%
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%	04/01/44	70	49,025
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	51,139

Total Municipal Bonds (cost $124,244)			100,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.083%(cc)	10/20/46	23	$18,820
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 30 Day Average SOFR + 4.214% (Cap N/A, Floor 0.000%)
9.529%(c)	07/25/39	92	95,243
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	110	110,545
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	20	21,281
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.315%(c)	11/25/50	205	216,921
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	12/25/50	250	245,783
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.365%(c)	01/25/34	250	250,624
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	30	29,609
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33	30	29,588
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41	70	68,610
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	60	61,288
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	201	183,146
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)
4.810%(c)	08/20/61	2	1,608
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month SOFR + 1.119% (Cap 11.500%, Floor 1.005%)
6.439%(c)	07/25/35	360	324,035
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month SOFR x (1) + 7.036% (Cap 7.150%, Floor 0.000%)
1.716%(c)	09/25/36	225	19,755
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month SOFR x (1) + 5.436% (Cap 5.550%, Floor 0.000%)
0.116%(c)	02/25/36	1,429	88,779

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		2	$1,516

Total Residential Mortgage-Backed Securities (cost $1,981,790)				1,767,151
Sovereign Bonds — 2.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	167,912
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.000%	07/09/29		46	12,548
4.250%(cc)	01/09/38		308	90,255
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	241	147,820
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	572	272,468
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	178	109,437
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	243	82,548
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	516	298,875
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	54,742
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	59,029
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	30,000	33,168
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		683	662,114
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/27	BRL	27,692	5,374,616
10.000%	01/01/31	BRL	3,000	553,958
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	200	206,018
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	66,211
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	45	38,485
1.700%	08/15/32	EUR	466	451,505
1.800%	08/15/53	EUR	214	172,256
2.500%	07/04/44	EUR	45	43,759
3.250%	07/04/42	EUR	25	27,208
Unsec’d. Notes, Series G
2.300%	02/15/33	EUR	58	58,874
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	400	$421,896
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	100	70,569
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	55	39,394
Canadian Government Bond (Canada),
Bonds
0.500%	12/01/30	CAD	595	341,027
1.750%	12/01/53	CAD	31	14,428
3.500%	12/01/45	CAD	252	174,034
4.000%	06/01/41	CAD	58	42,805
Bonds, Series 0721
3.500%	08/01/25	CAD	370	265,933
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	86,780	11,901,509
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	3,000	444,639
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	655	666,717
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	19,300	3,761
13.250%	02/09/33	COP	123,900	32,696
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	90,067
1.125%	03/04/33	EUR	100	81,379
1.500%	06/17/31(a)	EUR	240	211,703
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	452	299,294
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	1,520	59,237
Bonds, Series 103
2.000%	10/13/33	CZK	500	16,944
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	256	42,180
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	135,453
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	153,314
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	40	42,248
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	88,697

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
0.400%	01/26/26	EUR	85	$83,823
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	90	68,365
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	58	58,203
0.000%	12/15/26	EUR	120	114,057
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	105	86,144
0.000%	07/04/35	EUR	80	55,941
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	65	56,202
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	50	25,418
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	21	8,878
3.000%	09/15/33	EUR	57	58,171
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	171	167,438
0.000%	02/25/27	EUR	361	343,344
0.000%	11/25/31	EUR	1,070	870,923
0.750%	05/25/52	EUR	135	67,189
2.000%	11/25/32	EUR	218	206,543
Bonds, 144A
0.750%	05/25/53	EUR	100	48,522
2.500%	05/25/43	EUR	198	171,677
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,315	1,085,638
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	200	163,152
1.875%	01/24/52	EUR	100	59,084
4.250%	06/15/33	EUR	6,281	6,591,612
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	1,000	139,917
Hungary Government Bond (Hungary),
Bonds, Series 26/H
9.500%	10/21/26	HUF	19,780	55,374
Bonds, Series 30/A
3.000%	08/21/30	HUF	6,060	12,730
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	300	235,271
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		200	199,190
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	200	175,396
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	225	171,100
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	565	583,183
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	$22,517
Bonds, Series 059
7.000%	05/15/27	IDR	7,040,000	460,527
Bonds, Series 065
6.625%	05/15/33	IDR	1,276,000	80,581
Bonds, Series 068
8.375%	03/15/34	IDR	2,276,000	162,140
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	3,159
Bonds, Series 079
8.375%	04/15/39	IDR	6,092,000	445,310
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	788,138
Bonds, Series 089
6.875%	08/15/51	IDR	438,000	27,632
Bonds, Series 090
5.125%	04/15/27	IDR	917,000	56,753
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	702,586
Bonds, Series 095
6.375%	08/15/28	IDR	1,041,000	66,717
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.500%	05/15/50	EUR	10	6,657
1.700%	05/15/37	EUR	52	43,982
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	121,274
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	239	51,287
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 07Y
3.700%	06/15/30	EUR	234	237,709
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	48	42,916
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	1,400	1,106,130
0.950%	12/01/31	EUR	629	505,649
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	32	31,455
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	57	47,553
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	42	22,966
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	71	41,006
Sr. Unsec’d. Notes, Series 50Y, 144A
2.150%	03/01/72	EUR	13	6,980
Sr. Unsec’d. Notes, Series 50YR, 144A
2.800%	03/01/67	EUR	32	20,811
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		68	60,606

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	100	$103,579
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	20,500	93,675
Japan Government Ten Year Bond (Japan),
Bonds, Series 361
0.100%	12/20/30	JPY	75,750	490,454
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	10,600	81,730
Bonds, Series 56
0.800%	09/20/47	JPY	49,850	283,692
Bonds, Series 65
0.400%	12/20/49	JPY	53,850	267,380
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	121,700	736,440
Bonds, Series 162
0.600%	09/20/37	JPY	29,100	182,203
Bonds, Series 181
0.900%	06/20/42	JPY	36,150	222,360
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	108,983
2.375%	11/09/28	EUR	225	212,214
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	51	47,660
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	111	90,667
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	46	42,850
Sr. Unsec’d. Notes, Series 99, 144A
3.450%	06/22/43	EUR	75	74,284
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	137,870	90,690
Bonds, Series 4009
1.500%	09/10/40	KRW	199,830	102,802
Bonds, Series 5203
2.500%	03/10/52	KRW	199,000	112,173
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	97,610	67,903
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	243,540	156,403
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	100	78,327
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	200	179,511
4.125%	04/25/28	EUR	100	105,156
Malaysia Government Bond (Malaysia),
Bonds, Series 0123
4.457%	03/31/53	MYR	171	36,491
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 0307
3.502%	05/31/27	MYR	679	$143,602
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	2,431	120,370
8.000%	11/07/47	MXN	17,470	827,636
8.000%	07/31/53	MXN	522	24,505
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	31,036	1,441,106
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	1,262	67,938
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	381,233
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	143,718
0.000%	01/15/38	EUR	216	143,255
0.000%	01/15/52	EUR	28	12,193
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	42	24,451
Bonds, Series 0433
3.500%	04/14/33	NZD	266	137,844
Bonds, Series 0534
4.250%	05/15/34	NZD	267	145,561
Bonds, Series 0551
2.750%	05/15/51	NZD	199	72,469
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	213	98,643
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 480, 144A
2.000%	04/26/28	NOK	983	84,046
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	2,492	214,985
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	160	36,119
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	302,970
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	108,938
1.200%	04/28/33	EUR	230	181,172
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	76,001
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	580	293,848
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	100,467
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	88,036
4.200%	07/06/33		240	224,577

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	100	$41,145
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	353	369,136
Unsec’d. Notes
2.150%	06/02/31	CAD	200	123,320
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	150	87,187
Unsec’d. Notes
3.500%	12/01/45	CAD	75	44,675
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
6.375%(cc)	09/01/37		291	94,464
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	142	88,360
4.500%	08/22/35	AUD	35	21,125
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	83	72,652
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	143	140,446
1.500%	02/20/47	EUR	63	43,969
2.900%	02/20/33	EUR	54	54,674
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	100	106,333
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		300	284,621
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	160,538
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	6,680	1,115,094
Bonds, Series 0527
3.750%	05/25/27	PLN	135	29,516
Bonds, Series 0726
2.500%	07/25/26	PLN	422	90,286
Bonds, Series 1033
6.000%	10/25/33	PLN	99	22,839
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		70	64,898
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	29,970	967,932
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	90	20,672
Bonds, Series 15Y
7.900%	02/24/38	RON	50	11,426
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		50	$50,598
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	200	159,715
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	55	34,058
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	105	85,050
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	28,270	92,280
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	17,121	40,807
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	400	341,657
5.000%	01/18/53		200	165,754
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	520	495,783
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	144	105,572
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	34	19,201
Slovenia Government Bond (Slovenia),
Bonds, Series RS91
3.625%	03/11/33	EUR	100	105,058
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		400	386,716
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	324	332,189
Sr. Unsec’d. Notes
0.800%	07/30/29	EUR	79	71,569
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	37	25,648
1.000%	10/31/50(k)	EUR	815	403,072
1.900%	10/31/52	EUR	99	61,071
3.450%	07/30/43	EUR	35	32,411
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	870	71,512
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	55	64,061
3.250%	06/27/27	CHF	107	126,229
3.500%	04/08/33	CHF	45	59,919
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	4,442	118,163
2.750%	06/17/52	THB	778	17,762
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	2,623	79,288

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	400	$109,954
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	108	96,489
0.375%	10/22/26	GBP	18	19,429
3.250%	01/22/44	GBP	117	113,112
4.000%	10/22/63	GBP	43	45,331
4.125%	01/29/27	GBP	215	258,497
4.500%	06/07/28	GBP	105	128,121
Unsec’d. Notes
3.750%	01/29/38	GBP	409	448,944
3.750%	10/22/53	GBP	292	293,641

Total Sovereign Bonds (cost $69,899,873)				60,326,535
U.S. Government Agency Obligations — 0.5%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		20	15,617
1.500%	04/01/51		79	56,575
2.000%	05/01/36		19	16,147
2.000%	06/01/36		108	92,817
2.000%	08/01/50		74	56,795
2.000%	03/01/51		18	13,975
2.500%	02/01/51		612	489,680
3.000%	11/01/51		47	39,252
4.000%	07/01/47		40	36,731
4.000%	04/01/52		23	20,924
4.500%	11/01/52		24	22,389
5.000%	08/01/52		47	44,676
5.000%	04/01/53		86	81,106
6.000%	12/01/52		23	22,754
6.250%	07/15/32		90	99,495
6.750%	03/15/31(k)		320	358,012
Federal National Mortgage Assoc.
1.500%	11/01/41		44	33,684
2.000%	05/01/36		17	14,485
2.000%	05/01/36		19	16,026
2.000%	05/01/36		33	28,397
2.000%	06/01/36		21	18,110
2.000%	08/01/36		18	15,271
2.000%	09/01/36		18	15,743
2.000%	12/01/36		19	16,205
2.000%	02/01/37		37	32,106
2.000%	06/01/40		13	10,713
2.000%	12/01/40		35	28,298
2.000%	11/01/41		109	87,476
2.000%	02/01/51		72	55,098
2.000%	02/01/51		74	56,552
2.000%	02/01/51		97	74,241
2.000%	03/01/51		22	16,836
2.000%	03/01/51		27	20,676
2.000%	08/01/51		132	100,583
2.000%	08/01/51		814	624,391
2.500%	TBA		155	123,013
2.500%	06/01/36		96	84,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	06/01/40	50	$41,456
2.500%	05/01/51	71	56,498
2.500%	11/01/51	47	37,770
2.500%	11/01/51	108	87,018
2.500%	12/01/51	69	55,385
3.000%	03/01/33	66	61,458
3.000%	06/01/38	48	43,145
3.000%	04/01/40	44	37,770
3.000%	08/01/50	8	6,793
3.000%	08/01/50	18	15,353
3.000%	10/01/50	14	11,707
3.000%	12/01/50	19	16,067
3.000%	12/01/50	87	73,082
3.000%	05/01/51	65	54,763
3.000%	08/01/51	330	273,900
3.000%	06/01/52	24	19,735
3.500%	TBA	25	23,114
3.500%	06/01/45	134	119,128
3.500%	10/01/45	57	49,653
3.500%	06/01/49	174	152,472
3.500%	10/01/50	23	20,395
3.500%	06/01/52	48	41,477
4.000%	TBA	10	9,439
4.000%	06/01/48	58	52,436
4.000%	06/01/48	128	116,336
4.000%	11/01/48	57	51,696
4.000%	04/01/50	18	16,110
4.000%	05/01/52	48	43,016
4.000%	05/01/52	71	63,285
4.500%	TBA	180	172,513
4.500%	06/01/47	50	46,926
4.500%	06/01/48	62	58,102
4.500%	09/01/48	18	16,531
4.500%	07/01/52	72	65,774
4.500%	08/01/52	24	22,289
5.000%	TBA	75	70,758
5.000%	08/01/52	142	134,496
5.500%	TBA	482	465,789
5.500%	10/01/52	23	21,992
5.500%	11/01/52	47	45,528
6.000%	TBA	1,275	1,258,266
6.000%	05/01/53	24	24,083
6.500%	TBA	50	50,227
6.625%	11/15/30(k)	135	149,398
7.125%	01/15/30(k)	10	11,240
Government National Mortgage Assoc.
2.000%	TBA	45	35,569
2.000%	10/20/50	89	70,549
2.000%	11/20/50	25	19,375
2.000%	11/20/51	41	32,619
2.000%	08/20/52	23	18,397
2.500%	08/20/51	24	19,338
2.500%	11/20/51	312	255,252
2.500%	10/20/52	23	19,059
3.000%	04/20/51	62	52,831
3.000%	07/20/51	219	186,023
3.000%	01/20/52	24	19,932

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	TBA	110	$96,345
3.500%	10/20/41	37	33,170
3.500%	01/20/46	26	22,999
3.500%	12/20/46	21	19,084
3.500%	09/20/48	48	42,305
4.000%	TBA	50	45,045
4.000%	03/20/46	55	50,478
4.000%	06/20/48	37	33,212
4.000%	12/20/50	11	9,602
4.500%	TBA	50	46,189
4.500%	12/20/45	50	47,184
5.000%	TBA	105	99,496
5.000%	10/20/52	48	45,156
5.500%	TBA	1,145	1,111,097
6.000%	TBA	900	891,773

Total U.S. Government Agency Obligations (cost $11,780,486)			10,525,682
U.S. Treasury Obligations — 9.0%
U.S. Treasury Bonds
1.750%	08/15/41(a)(k)	1,630	1,015,122
2.000%	08/15/51	616	355,644
2.250%	05/15/41	5,250	3,601,992
3.250%	05/15/42	180	143,522
3.875%	05/15/43(h)(k)	800	695,750
4.000%	11/15/42(k)	1,040	923,650
4.375%	08/15/43	1,000	933,437
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	880	822,499
0.125%	01/15/30	20,068	17,496,824
0.125%	01/15/31	8,068	6,899,499
0.125%	02/15/51	1,896	1,056,199
0.250%	01/15/25	8,092	7,784,183
0.250%	02/15/50	6,064	3,572,469
0.375%	01/15/27	5,574	5,185,900
0.500%	01/15/28	32,856	30,281,887
0.625%	01/15/26	13,277	12,624,238
0.625%	02/15/43	7,040	5,118,873
0.750%	02/15/42	9,626	7,291,056
0.875%	02/15/47	177	129,386
1.000%	02/15/48	967	720,133
1.000%	02/15/49	4,938	3,647,706
1.375%	07/15/33	3,226	2,983,797
1.500%	02/15/53	72	59,574
1.625%	10/15/27	1,311	1,272,303
1.750%	01/15/28	1,999	1,941,828
2.000%	01/15/26	31,823	31,194,097
2.125%	02/15/40	3,112	3,017,597
2.125%	02/15/41	56	54,310
2.375%	01/15/27	227	225,655
3.375%	04/15/32	25,886	27,892,198
3.625%	04/15/28	1,323	1,390,146
U.S. Treasury Notes
0.750%	01/31/28	15,500	13,142,305
1.250%	06/30/28	110	94,196
2.375%	03/31/29(k)	565	503,027
3.500%	01/31/30	260	243,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.625%	03/31/28(k)	1,455	$1,394,981
3.875%	12/31/29	25	23,951
3.875%	08/15/33	563	531,947
4.125%	11/15/32	48	46,298
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40	1,450	607,641
2.216%(s)	02/15/42(k)	4,560	1,783,566

Total U.S. Treasury Obligations (cost $222,560,896)			198,703,095

Total Long-Term Investments (cost $1,596,394,588)			1,542,571,978

	Shares
Short-Term Investments — 36.2%
Affiliated Mutual Funds — 17.6%
PGIM Core Ultra Short Bond Fund(wa)	239,477,716	239,477,716
PGIM Institutional Money Market Fund (cost $150,497,012; includes $149,760,048 of cash collateral for securities on loan)(b)(wa)	150,581,719	150,491,369

Total Affiliated Mutual Funds (cost $389,974,728)		389,969,085

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.3%
American Honda Finance Corp.
5.710%	10/23/23	550	547,984
AT&T, Inc.
5.613%	11/21/23	400	396,770
5.619%	11/20/23	325	322,425
Consolidated Edison Co. of New York, Inc.
5.530%	10/24/23	450	448,277
Edison International
5.945%	10/10/23	321	320,452
Engie SA
5.411%	11/21/23	550	545,683
5.474%	10/16/23	275	274,305
General Motors Financial Co., Inc.
5.751%	11/06/23	398	395,591
NiSource, Inc.
5.565%	10/03/23	525	524,683
Oracle Corp.
5.472%	10/05/23	250	249,776
O’Reilly Automotive, Inc.
5.574%	10/25/23	525	522,907
Ovintiv, Inc.
6.304%	10/20/23	350	348,814
Paramount Global
5.929%	11/01/23	375	372,971
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.553%	10/12/23	525	523,944

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Walt Disney Co.
5.619%	01/04/24		400	$394,181

Total Commercial Paper (cost $6,190,670)				6,188,763
Foreign Treasury Obligations(n) — 0.1%
Japan Treasury Discount Bills, Series 1171
(0.121)%	10/23/23	JPY	125,450	839,554
Japan Treasury Discount Bills, Series 1177
(0.115)%	11/20/23	JPY	94,000	629,177
Japan Treasury Discount Bills, Series 1184
(0.151)%	12/25/23	JPY	38,100	255,058

Total Foreign Treasury Obligations (cost $1,790,804)				1,723,789
U.S. Treasury Obligations(n) — 6.6%
U.S. Treasury Bills
4.920%	10/26/23		6,000	5,978,874
4.677%	11/02/23(a)		60,000	59,727,132
5.330%	12/14/23(h)(k)		20,000	19,784,941
5.389%	01/11/24(a)(k)		58,000	57,137,679
5.405%	02/08/24(k)		3,000	2,943,062

Total U.S. Treasury Obligations (cost $145,606,069)				145,571,688

	Shares
Unaffiliated Funds — 11.3%
BlackRock Liquidity FedFund (Institutional Shares)	56,859,763	56,859,763
Goldman Sachs Financial Square Government Fund (Institutional Shares)	56,859,765	56,859,765
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	1,845,920	1,845,920
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	135,065,716	135,065,716

Total Unaffiliated Funds (cost $250,631,164)		250,631,164
Options Purchased*~ — 0.3%
(cost $5,335,187)		5,918,223

Total Short-Term Investments (cost $799,528,622)		800,002,712

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.9% (cost $2,395,923,210)		2,342,574,690

Value
Options Written*~ — (0.0)%
(premiums received $1,168,124)	$(1,141,113)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.9% (cost $2,394,755,086)	2,341,433,577

Liabilities in excess of other assets(z) — (5.9)%	(129,571,956)

Net Assets — 100.0%	$2,211,861,621

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $127,222 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,912,637; cash collateral of $149,760,048 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.000%	TBA	10/12/23	$(205)	$(155,912)
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	(125)	(107,175)
Federal National Mortgage Assoc.	2.500%	TBA	10/18/23	(85)	(74,893)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(105)	(86,810)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(170)	(146,187)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(280)	(249,266)
Federal National Mortgage Assoc.	4.500%	TBA	10/12/23	(50)	(45,906)
Government National Mortgage Assoc.	2.500%	TBA	10/23/23	(20)	(16,345)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(50)	(42,371)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $949,241)					$(924,865)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/15/23	$97.38		448		1,120	$5,600
3 Month SOFR	Call	12/15/23	$100.00		600		1,500	3,750
5 Year U.S. Treasury Notes Futures	Call	10/06/23	$105.00		10		10	4,922
5 Year U.S. Treasury Notes Futures	Call	10/06/23	$105.25		16		16	5,375
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$105.25		36		36	22,219
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$105.50		66		66	32,484
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.50		16		16	2,875
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$107.00		16		16	4,250
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$108.25		7		7	5,469
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$108.50		15		15	10,078
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$109.50		5		5	1,641
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$110.50		5		5	781
20 Year U.S. Treasury Bonds Futures	Call	10/06/23	$115.50		10		10	2,812
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$113.50		5		5	10,000
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$115.50		15		15	16,172
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$120.50		52		52	8,125
Australian Dollar Currency	Call	10/06/23	64.50		7		7	2,590
Australian Dollar Currency	Call	10/06/23	65.00		8		8	1,280
Australian Dollar Currency	Call	11/03/23	64.50		6		6	4,860
Euro Futures	Call	10/06/23	1.08		5		625	63
Euro Futures	Call	10/06/23	1.10		2		250	13
Japanese Yen Currency	Call	10/06/23	69.00		2		3	75
Japanese Yen Currency	Call	10/06/23	69.50		2		3	38
Japanese Yen Currency	Call	10/06/23	70.00		15		19	94
S&P 500 Index	Call	07/30/27	$4,290.00		60		6	5,516,385
3 Month SOFR	Put	12/15/23	$92.50		250		625	1,562
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$97.00		31		78	123,225
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88		14		35	20,475
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00		32		80	54,800
5 Year U.S. Treasury Notes Futures	Put	10/27/23	$98.75		20		20	—
A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Put	10/27/23	$100.75		40		40	$313
6-7 Year U.S. Treasury Notes Futures	Put	10/06/23	$108.00		15		15	5,859
6-7 Year U.S. Treasury Notes Futures	Put	10/06/23	$108.25		15		15	7,734
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$107.50		20		20	12,812
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$98.00		12		12	187
Euro Futures	Put	10/06/23	1.09		8		1,000	28,700
Total Exchange Traded (cost $5,331,210)								$5,917,618

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	JPM	12/18/23	82.00		—		391	$605
(cost $3,977)
Total Options Purchased (cost $5,335,187)								$5,918,223
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/15/23	$94.50		40		100	$(12,000)
3 Month SOFR	Call	12/15/23	$94.75		110		275	(9,625)
3 Month SOFR	Call	12/15/23	$95.00		32		80	(1,800)
3 Month SOFR	Call	12/15/23	$95.50		72		180	(2,250)
3 Month SOFR	Call	12/15/23	$95.75		3		8	(94)
3 Month SOFR	Call	12/15/23	$97.25		131		328	(1,638)
3 Month SOFR	Call	12/15/23	$98.13		224		560	(1,400)
3 Month SOFR	Call	12/15/23	$98.25		672		1,680	(4,200)
3 Month SOFR	Call	03/15/24	$94.75		10		25	(4,562)
3 Month SOFR	Call	03/15/24	$95.00		34		85	(11,900)
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$96.75		4		10	(275)
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$97.00		123		308	(5,381)
2 Year U.S. Treasury Notes Futures	Call	10/27/23	$101.50		20		40	(6,875)
2 Year U.S. Treasury Notes Futures	Call	10/27/23	$101.75		20		40	(3,750)
5 Year U.S. Treasury Notes Futures	Call	10/06/23	$105.50		30		30	(6,562)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$105.75		30		30	(11,719)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.00		46		46	(14,016)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.25		30		30	(7,031)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$107.00		5		5	(508)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$107.50		25		25	(1,563)
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$106.00		20		20	(10,625)
6-7 Year U.S. Treasury Notes Futures	Call	10/06/23	$108.75		14		14	(2,406)
6-7 Year U.S. Treasury Notes Futures	Call	10/06/23	$109.00		24		24	(2,625)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$109.00		12		12	(5,625)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$112.00		24		24	(1,125)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$112.50		23		23	(719)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$113.00		31		31	(969)
10 Year U.S. Treasury Notes Futures	Call	11/24/23	$109.00		22		22	(18,562)
10 Year U.S. Treasury Notes Futures	Call	11/24/23	$111.00		17		17	(5,312)
20 Year U.S. Treasury Bonds Futures	Call	10/06/23	$115.00		23		23	(9,703)
20 Year U.S. Treasury Bonds Futures	Call	10/06/23	$116.00		5		5	(938)
20 Year U.S. Treasury Bonds Futures	Call	10/06/23	$118.00		5		5	(156)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$114.50		15		15	(22,500)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$115.00		2		2	(2,562)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$116.00		4		4	(3,625)
A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$117.00		4		4	$(2,438)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$118.00		80		80	(32,500)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$121.00		10		10	(1,250)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$122.00		29		29	(2,719)
20 Year U.S. Treasury Bonds Futures	Call	10/27/23	$123.00		10		10	(625)
Euro Futures	Call	10/06/23	1.09		2		250	(13)
Euro-Bund Futures	Call	10/27/23	130.00		2	EUR	2	(1,247)
Euro-Bund Futures	Call	10/27/23	131.00		6	EUR	6	(2,220)
3 Month SOFR	Put	12/15/23	$94.50		20		50	(3,500)
3 Month SOFR	Put	12/15/23	$95.50		137		343	(327,944)
3 Month SOFR	Put	03/15/24	$95.00		20		50	(25,375)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.25		31		78	(65,294)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.50		31		78	(84,475)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.25		28		70	(13,475)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.38		65		163	(41,031)
5 Year U.S. Treasury Notes Futures	Put	10/27/23	$105.00		20		20	(7,969)
5 Year U.S. Treasury Notes Futures	Put	10/27/23	$106.00		40		40	(37,813)
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$108.00		56		56	(47,250)
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$109.00		5		5	(7,031)
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$111.00		6		6	(5,156)
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$112.50		18		18	(23,625)
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$115.00		20		20	(50,000)
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$117.00		22		22	(83,875)
20 Year U.S. Treasury Bonds Futures	Put	10/27/23	$118.00		12		12	(55,312)
Australian Dollar Currency	Put	11/03/23	64.00		4		4	(2,200)
Euro-Bund Futures	Put	10/27/23	131.00		4	EUR	4	(11,461)
Japanese Yen Currency	Put	11/03/23	68.00		2		3	(2,175)
Total Exchange Traded (premiums received $1,153,780)								$(1,132,574)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	10/10/23	5.01		—		240	$(2,841)
Currency Option USD vs BRL	Call	CITI	10/11/23	4.98		—		200	(3,081)
Currency Option USD vs BRL	Put	MSI	10/10/23	5.01		—		240	(1,629)
Currency Option USD vs BRL	Put	CITI	10/11/23	4.98		—		200	(988)
Total OTC Traded (premiums received $14,344)									$(8,539)
Total Options Written (premiums received $1,168,124)								$(1,141,113)
Financial Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	3 Month EuroSTR	Dec. 2023	$2,539,515	$51
16	3 Month CME SOFR	Dec. 2023	3,785,200	1,271
40	3 Month CME SOFR	Mar. 2024	9,455,000	(4,156)
56	3 Month CME SOFR	Jun. 2024	13,247,500	(30,938)
15	3 Month CME SOFR	Mar. 2025	3,577,875	(22,418)
84	3 Month CME SOFR	Jun. 2025	20,095,950	4,511
46	3 Month CME SOFR	Mar. 2026	11,045,175	(5,204)
20	3 Month SONIA Index	Sep. 2024	5,779,614	22,630
A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Financial Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
288	2 Year U.S. Treasury Notes	Dec. 2023	$58,380,750	$(80,878)
175	5 Year U.S. Treasury Notes	Dec. 2023	18,437,892	(93,207)
86	10 Year Australian Treasury Bonds	Dec. 2023	6,191,389	(164,043)
2	10 Year Canadian Government Bonds	Dec. 2023	169,527	(1,401)
43	10 Year Euro-Bund	Dec. 2023	5,848,200	(78,020)
12	10 Year U.K. Gilt	Dec. 2023	1,378,615	(5,242)
424	10 Year U.S. Treasury Notes	Dec. 2023	45,818,500	(809,839)
43	10 Year U.S. Ultra Treasury Notes	Dec. 2023	4,797,188	(193,620)
485	20 Year U.S. Treasury Bonds	Dec. 2023	55,183,906	(2,722,764)
7	30 Year Euro Buxl	Dec. 2023	905,556	(58,475)
282	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	33,469,875	(2,241,924)
52	Euro Schatz Index	Dec. 2023	5,772,035	513
1	Euro-BTP Italian Government Bond	Dec. 2023	116,012	(931)
9	Mexican Peso	Dec. 2023	255,240	3,217
189	Mini MSCI EAFE Index	Dec. 2023	19,292,175	(691,154)
17	Mini MSCI Emerging Markets Index	Dec. 2023	812,175	(29,198)
123	NASDAQ 100 E-Mini Index	Dec. 2023	36,571,590	(1,497,893)
70	Russell 2000 E-Mini Index	Dec. 2023	6,295,100	(257,929)
72	S&P 500 E-Mini Index	Dec. 2023	15,571,800	(668,256)
11	Yen Denominated Nikkei 225 Index	Dec. 2023	1,171,289	(27,837)
				(9,653,134)
Short Positions:
127	30 Day Federal Funds	Oct. 2023	50,101,804	(1,746)
287	3 Month CME SOFR	Dec. 2023	67,897,025	70,385
98	3 Month CME SOFR	Mar. 2024	23,164,750	113,619
6	3 Year Australian Treasury Bonds	Dec. 2023	406,375	439
2	3 Year Korea Treasury Bonds	Dec. 2023	152,735	185
23	5 Year Euro-Bobl	Dec. 2023	2,814,664	35,832
1	5 Year Government of Canada Bond	Dec. 2023	79,499	934
177	5 Year U.S. Treasury Notes	Dec. 2023	18,648,611	65,249
19	10 Year Australian Treasury Bonds	Dec. 2023	1,367,865	29,957
38	10 Year Euro-Bund	Dec. 2023	5,168,176	97,194
46	10 Year Japanese Bonds	Dec. 2023	44,620,985	322,659
2	10 Year Korea Treasury Bonds	Dec. 2023	159,923	1,518
14	10 Year U.K. Gilt	Dec. 2023	1,608,385	14,627
962	10 Year U.S. Treasury Notes	Dec. 2023	103,956,125	1,732,865
145	10 Year U.S. Ultra Treasury Notes	Dec. 2023	16,176,563	448,524
2	20 Year U.S. Treasury Bonds	Dec. 2023	227,562	1,122
5	30 Year Euro Buxl	Dec. 2023	646,825	29,884
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	593,438	14,199
28	Australian Dollar Currency	Dec. 2023	1,807,400	(2,052)
23	British Pound Currency	Dec. 2023	1,755,188	43,140
24	Canadian Dollar Currency	Dec. 2023	1,772,040	(1,288)
114	Euro Currency	Dec. 2023	15,122,812	241,948
58	Euro Schatz Index	Dec. 2023	6,438,039	28,723
15	Euro STOXX 50 Index	Dec. 2023	666,702	9,092
56	Euro-BTP Italian Government Bond	Dec. 2023	6,496,674	221,585
7	Euro-OAT	Dec. 2023	911,772	17,674
19	Japanese Yen Currency	Dec. 2023	1,609,656	35,944
				3,572,212
				$(6,080,922)

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Commodity Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
25	Brent Crude	Dec. 2023	$2,305,000	$318,647
127	Brent Crude	Jan. 2024	11,475,720	182,768
93	Coffee ’C’	Dec. 2023	5,096,981	(276,107)
87	Copper	Dec. 2023	8,129,062	(136,575)
191	Corn	Dec. 2023	4,552,963	(109,785)
18	Cotton No. 2	Dec. 2023	784,350	24,920
48	Gasoline RBOB	Nov. 2023	4,837,392	(86,601)
107	Gold 100 OZ	Dec. 2023	19,967,270	(1,089,514)
58	Hard Red Winter Wheat	Dec. 2023	1,924,875	(340,508)
85	Lean Hogs	Dec. 2023	2,440,350	(128,214)
61	Live Cattle	Dec. 2023	4,585,370	4,331
25	LME Lead	Nov. 2023	1,355,000	16,817
50	LME Nickel	Nov. 2023	5,574,300	(637,536)
99	LME PRI Aluminum	Nov. 2023	5,807,587	346,506
84	LME Zinc	Nov. 2023	5,563,425	433,808
44	Low Sulphur Gas Oil	Nov. 2023	4,251,500	455,070
363	Natural Gas	Nov. 2023	10,632,270	(634,731)
1	No. 2 Soft Red Winter Wheat	Dec. 2023	27,075	(5,651)
26	NY Harbor ULSD	Nov. 2023	3,604,255	179,137
43	Silver	Dec. 2023	4,826,750	(187,960)
108	Soybean	Nov. 2023	6,885,000	226,808
102	Soybean Meal	Dec. 2023	3,888,240	81,320
111	Soybean Oil	Dec. 2023	3,718,278	(51,910)
85	Sugar #11 (World)	Mar. 2024	2,520,896	3,407
168	WTI Crude	Nov. 2023	15,252,720	1,579,704
				168,151
Short Positions:
1	LME Lead	Nov. 2023	54,200	504
6	LME Nickel	Nov. 2023	668,916	61,381
32	LME PRI Aluminum	Nov. 2023	1,877,200	(7,935)
21	LME Zinc	Nov. 2023	1,390,856	(3,192)
				50,758
				$218,909
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BNP	AUD	120	$77,124	$77,168	$44	$—
Expiring 10/04/23	BNP	AUD	90	57,542	57,876	334	—
Expiring 10/04/23	GSI	AUD	355	230,066	228,287	—	(1,779)
Expiring 10/04/23	JPM	AUD	65	41,887	41,799	—	(88)
Expiring 10/04/23	MSI	AUD	1,386	899,758	891,284	—	(8,474)
Expiring 10/04/23	MSI	AUD	530	343,627	340,823	—	(2,804)
Expiring 10/04/23	MSI	AUD	270	172,161	173,627	1,466	—
Expiring 10/04/23	MSI	AUD	180	114,805	115,752	947	—
Expiring 10/04/23	MSI	AUD	90	57,524	57,875	351	—
Expiring 10/04/23	SSB	AUD	180	116,688	115,751	—	(937)
Expiring 10/04/23	SSB	AUD	120	77,338	77,168	—	(170)
Expiring 10/04/23	SSB	AUD	120	78,094	77,167	—	(927)
Expiring 10/04/23	TD	AUD	1,072	686,830	689,362	2,532	—
A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/04/23	TD	AUD	178	$114,045	$114,465	$420	$—
Expiring 10/04/23	UAG	AUD	76	48,866	48,873	7	—
Expiring 10/04/23	UAG	AUD	75	48,422	48,229	—	(193)
Expiring 10/04/23	UAG	AUD	55	35,883	35,368	—	(515)
Expiring 10/18/23	BARC	AUD	99,066	63,329,831	63,739,442	409,611	—
Expiring 10/18/23	BARC	AUD	7,200	4,668,709	4,632,503	—	(36,206)
Expiring 10/18/23	BARC	AUD	100	63,760	64,340	580	—
Expiring 10/18/23	BARC	AUD	100	64,514	64,341	—	(173)
Expiring 10/18/23	MSCS	AUD	1,600	1,030,385	1,029,446	—	(939)
Expiring 10/18/23	MSCS	AUD	1,000	640,548	643,403	2,855	—
Expiring 10/18/23	MSCS	AUD	300	193,335	193,021	—	(314)
Expiring 10/19/23	CITI	AUD	112	72,000	72,202	202	—
Expiring 10/19/23	MSI	AUD	112	73,000	72,228	—	(772)
Expiring 10/19/23	SSB	AUD	248	168,805	159,486	—	(9,319)
Expiring 10/20/23	BNP	AUD	5,932	3,958,780	3,817,043	—	(141,737)
Expiring 10/20/23	BNP	AUD	287	193,615	184,671	—	(8,944)
Expiring 10/20/23	BNP	AUD	180	116,816	116,104	—	(712)
Expiring 11/03/23	JPM	AUD	120	77,271	77,252	—	(19)
Expiring 11/03/23	TD	AUD	1,076	690,107	692,699	2,592	—
Expiring 11/03/23	UAG	AUD	30	19,227	19,313	86	—
Expiring 11/03/23	UAG	AUD	26	16,692	16,738	46	—
Expiring 11/03/23	UAG	AUD	13	8,355	8,369	14	—
Expiring 11/03/23	UAG	AUD	13	8,360	8,369	9	—
Expiring 11/03/23	UAG	AUD	13	8,354	8,369	15	—
Expiring 11/03/23	UAG	AUD	13	8,347	8,369	22	—
Expiring 11/03/23	UAG	AUD	1	643	644	1	—
Expiring 12/14/23	BNP	AUD	323	207,617	207,915	298	—
Expiring 12/14/23	BNP	AUD	185	119,385	119,157	—	(228)
Expiring 12/14/23	GSI	AUD	341	219,791	220,108	317	—
Expiring 12/14/23	JPM	AUD	1,439	926,354	927,674	1,320	—
Expiring 12/14/23	UAG	AUD	225	144,799	144,935	136	—
Brazilian Real,
Expiring 10/03/23	BOA	BRL	710	145,230	141,157	—	(4,073)
Expiring 10/03/23	CITI	BRL	710	141,784	141,156	—	(628)
Expiring 10/03/23	GSI	BRL	785	157,000	156,020	—	(980)
Expiring 10/20/23	MSCS	BRL	2,081	420,535	412,747	—	(7,788)
Expiring 10/20/23	MSCS	BRL	309	64,295	61,283	—	(3,012)
Expiring 11/03/23	CITI	BRL	710	140,897	140,554	—	(343)
British Pound,
Expiring 10/03/23	BARC	GBP	1,008	1,231,055	1,230,075	—	(980)
Expiring 10/03/23	MSI	GBP	80	98,958	97,555	—	(1,403)
Expiring 10/03/23	TD	GBP	27	34,129	32,955	—	(1,174)
Expiring 10/04/23	BARC	GBP	692	875,345	844,334	—	(31,011)
Expiring 10/04/23	BNP	GBP	63	77,241	76,869	—	(372)
Expiring 10/04/23	BNP	GBP	30	38,055	36,604	—	(1,451)
Expiring 10/04/23	CITI	GBP	28	34,985	34,164	—	(821)
Expiring 10/04/23	GSI	GBP	92	114,064	112,253	—	(1,811)
Expiring 10/04/23	HSBC	GBP	63	77,513	76,869	—	(644)
Expiring 10/04/23	HSBC	GBP	62	76,677	75,648	—	(1,029)
Expiring 10/04/23	JPM	GBP	46	57,481	56,127	—	(1,354)
Expiring 10/04/23	MSI	GBP	118	147,169	143,976	—	(3,193)
Expiring 10/04/23	MSI	GBP	113	140,770	137,876	—	(2,894)
Expiring 10/04/23	MSI	GBP	46	57,462	56,126	—	(1,336)
Expiring 10/04/23	SSB	GBP	90	113,998	109,813	—	(4,185)
Expiring 10/04/23	TD	GBP	2,407	2,944,724	2,936,865	—	(7,859)
A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/04/23	TD	GBP	398	$486,913	$485,614	$—	$(1,299)
Expiring 10/04/23	UAG	GBP	30	37,968	36,604	—	(1,364)
Expiring 10/18/23	BARC	GBP	16,613	20,718,443	20,271,821	—	(446,622)
Expiring 10/18/23	BARC	GBP	4,700	5,823,404	5,735,151	—	(88,253)
Expiring 10/18/23	BARC	GBP	4,300	5,363,174	5,247,053	—	(116,121)
Expiring 10/18/23	BARC	GBP	3,800	4,655,136	4,636,931	—	(18,205)
Expiring 10/18/23	BARC	GBP	3,300	4,133,533	4,026,809	—	(106,724)
Expiring 10/18/23	BARC	GBP	2,800	3,496,200	3,416,686	—	(79,514)
Expiring 10/18/23	BARC	GBP	2,600	3,242,242	3,172,637	—	(69,605)
Expiring 10/18/23	BARC	GBP	2,400	2,985,683	2,928,588	—	(57,095)
Expiring 10/18/23	BARC	GBP	1,500	1,877,045	1,830,367	—	(46,678)
Expiring 10/18/23	BARC	GBP	1,500	1,873,395	1,830,367	—	(43,028)
Expiring 10/18/23	BARC	GBP	1,000	1,232,685	1,220,245	—	(12,440)
Expiring 10/18/23	BARC	GBP	700	859,476	854,171	—	(5,305)
Expiring 10/18/23	BARC	GBP	200	246,787	244,049	—	(2,738)
Expiring 10/18/23	MSCS	GBP	2,200	2,693,490	2,684,539	—	(8,951)
Expiring 10/19/23	UAG	GBP	86	105,908	105,497	—	(411)
Expiring 10/20/23	MSCS	GBP	248	307,566	302,624	—	(4,942)
Expiring 11/03/23	BARC	GBP	92	112,850	112,273	—	(577)
Expiring 11/03/23	BNP	GBP	92	112,757	112,273	—	(484)
Expiring 11/03/23	CITI	GBP	92	112,721	112,273	—	(448)
Expiring 11/03/23	TD	GBP	692	846,741	844,491	—	(2,250)
Expiring 12/14/23	BARC	GBP	4	5,366	5,254	—	(112)
Expiring 12/14/23	UAG	GBP	29	36,712	35,928	—	(784)
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	182	135,185	134,005	—	(1,180)
Expiring 10/04/23	BOA	CAD	198	147,075	145,786	—	(1,289)
Expiring 10/04/23	CITI	CAD	155	115,418	114,125	—	(1,293)
Expiring 10/04/23	DB	CAD	224	165,721	164,930	—	(791)
Expiring 10/04/23	DB	CAD	205	151,665	150,941	—	(724)
Expiring 10/04/23	JPM	CAD	155	113,858	114,126	268	—
Expiring 10/04/23	JPM	CAD	155	114,607	114,126	—	(481)
Expiring 10/04/23	JPM	CAD	105	77,841	77,311	—	(530)
Expiring 10/04/23	JPM	CAD	105	77,572	77,311	—	(261)
Expiring 10/04/23	MSI	CAD	50	36,974	36,814	—	(160)
Expiring 10/04/23	SSB	CAD	155	114,365	114,126	—	(239)
Expiring 10/04/23	TD	CAD	2,145	1,588,301	1,579,351	—	(8,950)
Expiring 10/04/23	TD	CAD	126	93,299	92,773	—	(526)
Expiring 10/18/23	BARC	CAD	17	12,259	12,180	—	(79)
Expiring 10/18/23	MSCS	CAD	764	559,143	562,295	3,152	—
Expiring 10/19/23	MSI	CAD	88	64,869	64,575	—	(294)
Expiring 10/19/23	SSB	CAD	179	135,541	132,010	—	(3,531)
Expiring 10/20/23	BNP	CAD	2,315	1,747,061	1,705,190	—	(41,871)
Expiring 11/03/23	BNP	CAD	150	110,905	110,491	—	(414)
Expiring 11/03/23	GSI	CAD	70	51,798	51,562	—	(236)
Expiring 11/03/23	TD	CAD	205	151,859	151,004	—	(855)
Chilean Peso,
Expiring 10/04/23	CITI	CLP	66,740	73,608	75,085	1,477	—
Expiring 10/04/23	CITI	CLP	31,659	34,917	35,618	701	—
Expiring 12/14/23	BNP	CLP	2,277	2,543	2,548	5	—
Chinese Renminbi,
Expiring 10/10/23	BARC	CNH	209	28,594	28,650	56	—
Expiring 10/10/23	BNP	CNH	190	26,263	26,046	—	(217)
Expiring 10/10/23	BNP	CNH	76	10,429	10,418	—	(11)
Expiring 10/10/23	CA	CNH	190	26,190	26,046	—	(144)
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/10/23	GSI	CNH	376	$51,551	$51,543	$—	$(8)
Expiring 10/10/23	JPM	CNH	163	22,418	22,345	—	(73)
Expiring 10/10/23	SCB	CNH	266	36,336	36,464	128	—
Expiring 10/10/23	SCB	CNH	227	31,009	31,118	109	—
Expiring 10/10/23	SCB	CNH	163	22,412	22,344	—	(68)
Expiring 10/10/23	UAG	CNH	326	44,833	44,689	—	(144)
Expiring 10/20/23	MSCS	CNH	2,758	385,021	378,284	—	(6,737)
Expiring 11/16/23	BOA	CNH	3,200	440,000	439,329	—	(671)
Expiring 11/16/23	GSI	CNH	2,298	316,000	315,507	—	(493)
Expiring 11/16/23	GSI	CNH	2,258	309,000	310,019	1,019	—
Expiring 11/16/23	HSBC	CNH	1,827	252,000	250,772	—	(1,228)
Expiring 11/16/23	HSBC	CNH	1,053	145,000	144,556	—	(444)
Expiring 11/16/23	MSI	CNH	449	61,768	61,654	—	(114)
Expiring 01/24/24	BOA	CNH	341	50,515	47,006	—	(3,509)
Expiring 04/10/24	CA	CNH	341	48,291	47,254	—	(1,037)
Colombian Peso,
Expiring 10/04/23	BNP	COP	184,957	44,903	45,280	377	—
Expiring 10/04/23	BNP	COP	69,364	16,917	16,981	64	—
Expiring 10/04/23	BOA	COP	92,484	22,618	22,641	23	—
Expiring 10/04/23	CITI	COP	148,500	36,685	36,355	—	(330)
Expiring 10/04/23	CITI	COP	118,700	29,612	29,060	—	(552)
Expiring 10/04/23	CITI	COP	69,364	16,935	16,982	47	—
Expiring 10/20/23	JPM	COP	861,800	202,920	209,900	6,980	—
Expiring 11/03/23	BNP	COP	135,647	32,812	32,902	90	—
Expiring 11/03/23	BOA	COP	180,863	43,863	43,871	8	—
Expiring 11/03/23	CITI	COP	172,600	42,345	41,865	—	(480)
Expiring 11/03/23	CITI	COP	135,647	32,846	32,902	56	—
Expiring 11/03/23	MSI	COP	52,629	12,735	12,766	31	—
Expiring 12/20/23	CITI	COP	1,825,324	431,035	438,309	7,274	—
Expiring 12/20/23	HSBC	COP	1,042,849	258,820	250,416	—	(8,404)
Expiring 12/20/23	TD	COP	1,117,153	273,879	268,258	—	(5,621)
Czech Koruna,
Expiring 10/04/23	BARC	CZK	1,803	78,381	78,127	—	(254)
Expiring 10/04/23	BOA	CZK	678	29,779	29,379	—	(400)
Expiring 10/04/23	BOA	CZK	300	13,135	12,999	—	(136)
Expiring 10/04/23	BOA	CZK	290	12,708	12,566	—	(142)
Expiring 10/04/23	CITI	CZK	122	5,351	5,286	—	(65)
Expiring 10/19/23	BARC	CZK	694	32,624	30,044	—	(2,580)
Expiring 10/19/23	BNP	CZK	2,197	95,000	95,141	141	—
Expiring 11/03/23	BARC	CZK	209	9,075	9,045	—	(30)
Danish Krone,
Expiring 10/04/23	DB	DKK	361	51,338	51,186	—	(152)
Euro,
Expiring 10/03/23	BNP	EUR	5,103	5,406,680	5,396,319	—	(10,361)
Expiring 10/03/23	BNP	EUR	282	306,875	298,008	—	(8,867)
Expiring 10/03/23	BNP	EUR	127	137,442	134,275	—	(3,167)
Expiring 10/03/23	MSI	EUR	93	99,565	98,491	—	(1,074)
Expiring 10/04/23	BARC	EUR	107	114,973	113,149	—	(1,824)
Expiring 10/04/23	BNP	EUR	72	78,166	76,138	—	(2,028)
Expiring 10/04/23	BOA	EUR	319	341,666	337,331	—	(4,335)
Expiring 10/04/23	CIBC	EUR	138	147,176	145,930	—	(1,246)
Expiring 10/04/23	CITI	EUR	59	63,279	62,390	—	(889)
Expiring 10/04/23	DB	EUR	13,645	14,475,435	14,429,090	—	(46,345)
Expiring 10/04/23	DB	EUR	2,239	2,441,239	2,367,660	—	(73,579)
Expiring 10/04/23	DB	EUR	1,255	1,368,359	1,327,117	—	(41,242)
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	DB	EUR	105	$113,991	$111,033	$—	$(2,958)
Expiring 10/04/23	GSI	EUR	107	114,573	113,148	—	(1,425)
Expiring 10/04/23	HSBC	EUR	73	78,077	77,195	—	(882)
Expiring 10/04/23	JPM	EUR	106	113,782	112,091	—	(1,691)
Expiring 10/04/23	JPM	EUR	106	113,870	112,091	—	(1,779)
Expiring 10/04/23	JPM	EUR	106	114,114	112,091	—	(2,023)
Expiring 10/04/23	JPM	EUR	74	79,246	78,252	—	(994)
Expiring 10/04/23	JPM	EUR	73	78,153	77,195	—	(958)
Expiring 10/04/23	JPM	EUR	53	56,642	56,046	—	(596)
Expiring 10/04/23	JPM	EUR	52	56,559	54,988	—	(1,571)
Expiring 10/04/23	JPM	EUR	43	46,098	45,471	—	(627)
Expiring 10/04/23	MSI	EUR	74	79,375	78,252	—	(1,123)
Expiring 10/04/23	MSI	EUR	53	56,997	56,045	—	(952)
Expiring 10/04/23	MSI	EUR	53	56,944	56,045	—	(899)
Expiring 10/04/23	MSI	EUR	42	45,665	44,414	—	(1,251)
Expiring 10/04/23	SSB	EUR	94	100,245	99,402	—	(843)
Expiring 10/04/23	SSB	EUR	71	77,123	75,080	—	(2,043)
Expiring 10/04/23	TD	EUR	29	31,566	30,667	—	(899)
Expiring 10/04/23	UAG	EUR	102	110,761	107,861	—	(2,900)
Expiring 10/04/23	UAG	EUR	54	57,720	57,103	—	(617)
Expiring 10/04/23	UAG	EUR	47	50,776	49,700	—	(1,076)
Expiring 10/04/23	UAG	EUR	45	48,308	47,586	—	(722)
Expiring 10/04/23	UAG	EUR	41	44,065	43,356	—	(709)
Expiring 10/04/23	WBC	EUR	75	81,501	79,310	—	(2,191)
Expiring 10/18/23	BARC	EUR	74,562	80,119,506	78,894,026	—	(1,225,480)
Expiring 10/18/23	BARC	EUR	1,700	1,800,331	1,798,763	—	(1,568)
Expiring 10/18/23	BARC	EUR	1,100	1,176,991	1,163,905	—	(13,086)
Expiring 10/18/23	BARC	EUR	500	537,696	529,048	—	(8,648)
Expiring 10/18/23	MSCS	EUR	4,600	4,881,869	4,867,242	—	(14,627)
Expiring 10/18/23	MSCS	EUR	300	320,724	317,429	—	(3,295)
Expiring 10/19/23	BARC	EUR	386	408,938	408,440	—	(498)
Expiring 10/19/23	CITI	EUR	141	156,908	149,198	—	(7,710)
Expiring 10/19/23	CITI	EUR	133	145,000	140,955	—	(4,045)
Expiring 10/19/23	HSBC	EUR	136	150,138	143,892	—	(6,246)
Expiring 10/19/23	MSI	EUR	32	33,789	33,528	—	(261)
Expiring 10/20/23	MSCS	EUR	73	79,278	77,143	—	(2,135)
Expiring 11/03/23	DB	EUR	1,612	1,712,223	1,706,830	—	(5,393)
Expiring 11/03/23	DB	EUR	1,052	1,117,406	1,113,886	—	(3,520)
Expiring 11/03/23	GSI	EUR	326	345,597	345,177	—	(420)
Expiring 11/03/23	JPM	EUR	107	114,183	113,294	—	(889)
Expiring 11/03/23	JPM	EUR	107	112,646	113,294	648	—
Expiring 11/03/23	MSI	EUR	212	225,813	224,472	—	(1,341)
Expiring 11/03/23	MSI	EUR	89	94,493	94,236	—	(257)
Expiring 11/03/23	SCB	EUR	1	1,056	1,059	3	—
Expiring 12/14/23	JPM	EUR	148	156,809	156,909	100	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	27,184	73,652	73,735	83	—
Expiring 10/04/23	BARC	HUF	16,920	48,165	45,894	—	(2,271)
Expiring 10/19/23	CITI	HUF	80,950	225,929	218,935	—	(6,994)
Expiring 10/19/23	MSI	HUF	26,749	73,000	72,345	—	(655)
Expiring 10/20/23	BNP	HUF	84,220	230,645	227,733	—	(2,912)
Expiring 10/20/23	BOA	HUF	57,904	158,632	156,574	—	(2,058)
Expiring 11/03/23	BARC	HUF	16,920	45,583	45,634	51	—
Indian Rupee,
Expiring 10/04/23	BNP	INR	1,557	18,746	18,734	—	(12)
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/04/23	DB	INR	18,631	$224,313	$224,168	$—	$(145)
Expiring 10/04/23	JPM	INR	6,610	79,860	79,532	—	(328)
Expiring 10/04/23	JPM	INR	5,770	69,678	69,425	—	(253)
Expiring 10/04/23	MSI	INR	7,221	87,094	86,883	—	(211)
Expiring 10/04/23	SCB	INR	1,479	17,859	17,795	—	(64)
Expiring 10/04/23	SCB	INR	1,479	17,857	17,795	—	(62)
Expiring 10/04/23	SCB	INR	1,479	17,859	17,795	—	(64)
Expiring 10/04/23	SCB	INR	1,363	16,457	16,399	—	(58)
Expiring 10/20/23	MSCS	INR	152,394	1,844,073	1,831,415	—	(12,658)
Expiring 10/20/23	MSCS	INR	4,914	59,698	59,059	—	(639)
Expiring 11/03/23	DB	INR	18,631	223,581	223,737	156	—
Expiring 12/14/23	BNP	INR	586	7,013	7,022	9	—
Expiring 12/20/23	JPM	INR	36,390	437,000	436,115	—	(885)
Expiring 12/20/23	JPM	INR	25,338	304,095	303,669	—	(426)
Expiring 12/20/23	JPM	INR	20,948	251,000	251,056	56	—
Expiring 12/20/23	MSI	INR	37,903	454,000	454,250	250	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	3,560,057	229,282	230,055	773	—
Expiring 10/04/23	BARC	IDR	355,000	22,863	22,940	77	—
Expiring 10/04/23	BNP	IDR	227,401	14,887	14,695	—	(192)
Expiring 10/04/23	MSI	IDR	143,000	9,395	9,241	—	(154)
Expiring 12/20/23	MSI	IDR	10,220,662	664,391	659,550	—	(4,841)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	265	69,544	69,494	—	(50)
Expiring 10/04/23	BNP	ILS	528	138,033	138,463	430	—
Expiring 10/04/23	BNP	ILS	254	66,402	66,609	207	—
Expiring 11/03/23	BNP	ILS	12	3,146	3,151	5	—
Expiring 11/03/23	GSI	ILS	143	37,517	37,553	36	—
Expiring 12/20/23	BARC	ILS	415	109,250	109,308	58	—
Japanese Yen,
Expiring 10/04/23	BARC	JPY	16,900	114,963	113,179	—	(1,784)
Expiring 10/04/23	BARC	JPY	16,700	113,512	111,839	—	(1,673)
Expiring 10/04/23	BARC	JPY	11,450	77,869	76,680	—	(1,189)
Expiring 10/04/23	BNP	JPY	394,202	2,644,254	2,639,959	—	(4,295)
Expiring 10/04/23	BNP	JPY	107,204	736,388	717,942	—	(18,446)
Expiring 10/04/23	BNP	JPY	11,400	78,551	76,345	—	(2,206)
Expiring 10/04/23	CA	JPY	16,700	113,943	111,839	—	(2,104)
Expiring 10/04/23	CIBC	JPY	16,800	113,986	112,509	—	(1,477)
Expiring 10/04/23	CIBC	JPY	8,400	57,183	56,254	—	(929)
Expiring 10/04/23	DB	JPY	4,300	29,677	28,797	—	(880)
Expiring 10/04/23	GSI	JPY	22,900	155,960	153,361	—	(2,599)
Expiring 10/04/23	GSI	JPY	16,800	113,894	112,510	—	(1,384)
Expiring 10/04/23	GSI	JPY	16,700	115,949	111,839	—	(4,110)
Expiring 10/04/23	GSI	JPY	16,700	113,710	111,839	—	(1,871)
Expiring 10/04/23	JPM	JPY	33,600	227,855	225,018	—	(2,837)
Expiring 10/04/23	JPM	JPY	11,450	77,342	76,681	—	(661)
Expiring 10/04/23	MSI	JPY	50,400	341,700	337,527	—	(4,173)
Expiring 10/04/23	MSI	JPY	33,700	229,542	225,688	—	(3,854)
Expiring 10/04/23	MSI	JPY	23,155	157,467	155,069	—	(2,398)
Expiring 10/04/23	MSI	JPY	18,945	128,997	126,874	—	(2,123)
Expiring 10/04/23	MSI	JPY	16,800	114,539	112,510	—	(2,029)
Expiring 10/04/23	MSI	JPY	16,700	113,005	111,840	—	(1,165)
Expiring 10/04/23	MSI	JPY	9,100	62,798	60,942	—	(1,856)
Expiring 10/04/23	MSI	JPY	8,400	57,176	56,255	—	(921)
Expiring 10/18/23	BARC	JPY	6,771,515	46,234,303	45,465,164	—	(769,139)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/18/23	BARC	JPY	79,206	$540,698	$531,805	$—	$(8,893)
Expiring 10/18/23	BARC	JPY	73,731	498,393	495,045	—	(3,348)
Expiring 10/18/23	BARC	JPY	60,606	412,440	406,921	—	(5,519)
Expiring 10/18/23	BARC	JPY	9,155	61,583	61,468	—	(115)
Expiring 10/18/23	BARC	JPY	1,665	11,362	11,176	—	(186)
Expiring 10/18/23	MSCS	JPY	5,717,350	39,035,716	38,387,313	—	(648,403)
Expiring 10/18/23	MSCS	JPY	64,631	444,636	433,942	—	(10,694)
Expiring 10/18/23	MSCS	JPY	64,163	437,790	430,804	—	(6,986)
Expiring 10/18/23	MSCS	JPY	58,638	393,685	393,704	19	—
Expiring 10/18/23	MSCS	JPY	19,229	130,506	129,110	—	(1,396)
Expiring 10/19/23	BNP	JPY	13,079	93,189	87,834	—	(5,355)
Expiring 10/19/23	BNP	JPY	7,625	51,228	51,206	—	(22)
Expiring 10/19/23	BNYM	JPY	45,439	333,813	305,146	—	(28,667)
Expiring 10/19/23	BNYM	JPY	19,655	144,391	131,991	—	(12,400)
Expiring 10/19/23	CITI	JPY	10,462	74,000	70,255	—	(3,745)
Expiring 10/19/23	HSBC	JPY	10,198	70,545	68,486	—	(2,059)
Expiring 10/20/23	MSCS	JPY	261,936	1,879,742	1,759,343	—	(120,399)
Expiring 10/20/23	MSCS	JPY	52,135	360,921	350,175	—	(10,746)
Expiring 10/20/23	MSCS	JPY	26,499	184,668	177,985	—	(6,683)
Expiring 10/20/23	MSCS	JPY	26,023	185,382	174,789	—	(10,593)
Expiring 10/20/23	MSCS	JPY	11,671	84,253	78,391	—	(5,862)
Expiring 10/20/23	MSCS	JPY	7,000	47,605	47,017	—	(588)
Expiring 11/02/23	BARC	JPY	11,450	77,089	77,081	—	(8)
Expiring 11/02/23	BNP	JPY	180,204	1,214,381	1,213,122	—	(1,259)
Expiring 11/02/23	BOA	JPY	25,200	169,619	169,644	25	—
Expiring 11/02/23	DB	JPY	25,200	170,236	169,645	—	(591)
Expiring 11/02/23	GSI	JPY	42,100	284,567	283,415	—	(1,152)
Expiring 11/02/23	GSI	JPY	8,400	56,480	56,549	69	—
Expiring 11/02/23	JPM	JPY	16,700	113,324	112,424	—	(900)
Expiring 11/02/23	JPM	JPY	16,600	112,516	111,750	—	(766)
Expiring 11/02/23	MSI	JPY	16,900	113,802	113,769	—	(33)
Expiring 11/02/23	MSI	JPY	8,400	56,468	56,549	81	—
Expiring 11/02/23	SCB	JPY	62,008	419,097	417,434	—	(1,663)
Expiring 12/14/23	BARC	JPY	103,028	710,096	698,258	—	(11,838)
Expiring 12/14/23	BOA	JPY	6,458	44,506	43,764	—	(742)
Expiring 12/14/23	GSI	JPY	169,157	1,165,880	1,146,442	—	(19,438)
Expiring 12/14/23	JPM	JPY	108,891	750,505	737,996	—	(12,509)
Malaysian Ringgit,
Expiring 10/04/23	BNP	MYR	837	177,976	178,680	704	—
Expiring 10/04/23	DB	MYR	174	37,148	37,145	—	(3)
Expiring 10/20/23	MSCS	MYR	1,729	374,542	369,621	—	(4,921)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	8,000	453,643	458,672	5,029	—
Expiring 10/04/23	BARC	MXN	2,915	170,674	167,128	—	(3,546)
Expiring 10/04/23	BARC	MXN	1,187	67,309	68,055	746	—
Expiring 10/04/23	BARC	MXN	780	44,643	44,721	78	—
Expiring 10/04/23	BOA	MXN	1,190	67,563	68,228	665	—
Expiring 10/04/23	GSI	MXN	2,915	170,848	167,129	—	(3,719)
Expiring 10/04/23	GSI	MXN	1,150	67,130	65,934	—	(1,196)
Expiring 10/04/23	GSI	MXN	970	56,373	55,614	—	(759)
Expiring 10/04/23	GSI	MXN	530	30,765	30,387	—	(378)
Expiring 10/04/23	SSB	MXN	5,333	306,037	305,763	—	(274)
Expiring 10/04/23	SSB	MXN	791	45,392	45,351	—	(41)
Expiring 10/04/23	UAG	MXN	8,000	451,085	458,672	7,587	—
Expiring 10/04/23	UAG	MXN	1,187	66,930	68,056	1,126	—
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/04/23	UAG	MXN	1,180	$67,786	$67,654	$—	$(132)
Expiring 10/20/23	GSB	MXN	14,552	837,336	831,987	—	(5,349)
Expiring 10/20/23	GSB	MXN	7,100	418,389	405,924	—	(12,465)
Expiring 10/20/23	GSB	MXN	2,381	139,346	136,109	—	(3,237)
Expiring 10/20/23	GSB	MXN	740	43,693	42,308	—	(1,385)
Expiring 11/03/23	BARC	MXN	1,950	113,283	111,215	—	(2,068)
Expiring 11/03/23	BARC	MXN	1,190	68,070	67,870	—	(200)
Expiring 11/03/23	BOA	MXN	1,160	66,942	66,159	—	(783)
Expiring 11/03/23	SSB	MXN	1,560	89,222	88,972	—	(250)
Expiring 12/14/23	BARC	MXN	340	19,365	19,262	—	(103)
Expiring 12/14/23	BNP	MXN	19,604	1,116,581	1,110,425	—	(6,156)
Expiring 12/14/23	GSI	MXN	12,807	729,306	725,438	—	(3,868)
Expiring 12/14/23	JPM	MXN	5,376	305,545	304,517	—	(1,028)
Expiring 12/14/23	JPM	MXN	5,351	304,720	303,109	—	(1,611)
Expiring 12/14/23	UAG	MXN	9,098	518,127	515,359	—	(2,768)
Expiring 12/20/23	BARC	MXN	1,947	109,125	110,156	1,031	—
New Taiwanese Dollar,
Expiring 10/04/23	BARC	TWD	416	12,899	12,909	10	—
Expiring 10/04/23	BNP	TWD	2,584	81,287	80,184	—	(1,103)
Expiring 10/20/23	BOA	TWD	2,166	68,132	67,404	—	(728)
Expiring 12/14/23	BNP	TWD	178	5,567	5,536	—	(31)
New Zealand Dollar,
Expiring 10/04/23	BARC	NZD	195	114,821	116,873	2,052	—
Expiring 10/04/23	BOA	NZD	250	147,280	149,837	2,557	—
Expiring 10/04/23	GSI	NZD	135	79,383	80,913	1,530	—
Expiring 10/04/23	GSI	NZD	95	56,668	56,938	270	—
Expiring 10/04/23	JPM	NZD	480	285,926	287,687	1,761	—
Expiring 10/04/23	MSI	NZD	544	324,787	326,046	1,259	—
Expiring 10/04/23	MSI	NZD	290	170,107	173,811	3,704	—
Expiring 10/04/23	MSI	NZD	195	114,441	116,873	2,432	—
Expiring 10/04/23	MSI	NZD	137	81,699	82,111	412	—
Expiring 10/04/23	MSI	NZD	95	56,000	56,938	938	—
Expiring 10/04/23	MSI	NZD	95	56,103	56,938	835	—
Expiring 10/04/23	MSI	NZD	54	32,184	32,365	181	—
Expiring 10/04/23	SSB	NZD	265	155,841	158,827	2,986	—
Expiring 10/04/23	TD	NZD	884	526,334	529,825	3,491	—
Expiring 10/04/23	UAG	NZD	98	58,007	58,736	729	—
Expiring 10/04/23	UAG	NZD	97	57,417	58,137	720	—
Expiring 10/04/23	UAG	NZD	53	31,575	31,766	191	—
Expiring 10/18/23	BARC	NZD	4,300	2,554,070	2,577,212	23,142	—
Expiring 10/18/23	BARC	NZD	1,800	1,069,693	1,078,833	9,140	—
Expiring 10/18/23	BARC	NZD	700	415,217	419,546	4,329	—
Expiring 10/18/23	MSCS	NZD	29,965	17,637,384	17,959,495	322,111	—
Expiring 10/18/23	MSCS	NZD	1,100	654,975	659,287	4,312	—
Expiring 10/19/23	BARC	NZD	214	135,032	128,456	—	(6,576)
Expiring 10/19/23	HSBC	NZD	225	141,921	134,983	—	(6,938)
Expiring 11/03/23	BARC	NZD	237	140,725	142,048	1,323	—
Expiring 11/03/23	BNP	NZD	238	141,399	142,647	1,248	—
Expiring 11/03/23	GSI	NZD	475	282,777	284,695	1,918	—
Expiring 11/03/23	GSI	NZD	237	140,425	142,047	1,622	—
Expiring 11/03/23	GSI	NZD	60	36,051	35,961	—	(90)
Expiring 11/03/23	MSI	NZD	238	141,023	142,647	1,624	—
Expiring 11/03/23	TD	NZD	664	395,344	397,973	2,629	—
Expiring 12/14/23	UAG	NZD	601	360,538	359,925	—	(613)
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	1,467	$138,513	$137,166	$—	$(1,347)
Expiring 10/04/23	BARC	NOK	830	76,779	77,605	826	—
Expiring 10/04/23	BOA	NOK	115	10,925	10,752	—	(173)
Expiring 10/04/23	CITI	NOK	830	77,540	77,606	66	—
Expiring 10/04/23	CITI	NOK	345	32,768	32,258	—	(510)
Expiring 10/04/23	GSI	NOK	1,210	113,699	113,136	—	(563)
Expiring 10/04/23	JPM	NOK	610	56,824	57,036	212	—
Expiring 10/04/23	JPM	NOK	340	31,549	31,791	242	—
Expiring 10/04/23	UAG	NOK	4,158	391,599	388,775	—	(2,824)
Expiring 10/04/23	UAG	NOK	1,220	113,952	114,071	119	—
Expiring 10/04/23	UAG	NOK	610	57,011	57,036	25	—
Expiring 10/04/23	UAG	NOK	440	41,115	41,140	25	—
Expiring 10/18/23	BARC	NOK	21,921	2,048,635	2,050,454	1,819	—
Expiring 10/18/23	BARC	NOK	20,616	1,932,391	1,928,420	—	(3,971)
Expiring 10/18/23	MSCS	NOK	49,742	4,682,287	4,652,753	—	(29,534)
Expiring 10/18/23	MSCS	NOK	49,576	4,589,952	4,637,253	47,301	—
Expiring 10/18/23	MSCS	NOK	48,599	4,523,041	4,545,869	22,828	—
Expiring 10/18/23	MSCS	NOK	35,844	3,363,588	3,352,740	—	(10,848)
Expiring 10/18/23	MSCS	NOK	34,238	3,207,657	3,202,521	—	(5,136)
Expiring 10/18/23	MSCS	NOK	22,619	2,085,526	2,115,764	30,238	—
Expiring 10/18/23	MSCS	NOK	17,417	1,617,838	1,629,144	11,306	—
Expiring 10/18/23	MSCS	NOK	17,083	1,599,004	1,597,949	—	(1,055)
Expiring 10/18/23	MSCS	NOK	14,839	1,372,091	1,387,978	15,887	—
Expiring 10/18/23	MSCS	NOK	13,686	1,276,164	1,280,190	4,026	—
Expiring 10/18/23	MSCS	NOK	12,592	1,163,687	1,177,862	14,175	—
Expiring 10/18/23	MSCS	NOK	12,503	1,160,758	1,169,517	8,759	—
Expiring 10/19/23	BNYM	NOK	858	85,033	80,241	—	(4,792)
Expiring 10/20/23	BNP	NOK	9,093	855,710	850,610	—	(5,100)
Expiring 10/20/23	BNP	NOK	4,023	376,551	376,334	—	(217)
Expiring 10/20/23	BNP	NOK	229	22,659	21,403	—	(1,256)
Expiring 11/03/23	JPM	NOK	610	56,902	57,084	182	—
Expiring 11/03/23	JPM	NOK	310	28,720	29,010	290	—
Expiring 11/03/23	SSB	NOK	674	62,506	63,073	567	—
Expiring 11/03/23	UAG	NOK	1,210	112,780	113,232	452	—
Expiring 11/03/23	UAG	NOK	872	82,193	81,602	—	(591)
Expiring 12/14/23	BOA	NOK	62	5,815	5,815	—	—
Expiring 12/14/23	GSI	NOK	31	2,882	2,883	1	—
Expiring 12/14/23	UAG	NOK	38	3,561	3,562	1	—
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	134	35,208	35,370	162	—
Expiring 10/04/23	CITI	PEN	3	788	792	4	—
Expiring 12/20/23	CITI	PEN	1,731	464,165	454,915	—	(9,250)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	220	3,866	3,888	22	—
Expiring 12/20/23	CITI	PHP	25,208	444,000	445,141	1,141	—
Polish Zloty,
Expiring 10/04/23	BARC	PLN	955	218,682	218,580	—	(102)
Expiring 10/04/23	BARC	PLN	598	136,934	136,870	—	(64)
Expiring 10/19/23	CITI	PLN	904	226,995	206,763	—	(20,232)
Expiring 10/19/23	CITI	PLN	629	143,000	143,937	937	—
Expiring 10/19/23	GSI	PLN	804	202,000	183,906	—	(18,094)
Expiring 10/19/23	GSI	PLN	318	73,000	72,751	—	(249)
Expiring 10/19/23	JPM	PLN	794	199,000	181,730	—	(17,270)
Romanian Leu,
Expiring 10/04/23	BNP	RON	95	20,261	20,191	—	(70)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu (cont’d.),
Expiring 10/04/23	GSI	RON	25	$5,331	$5,313	$—	$(18)
Expiring 10/04/23	UAG	RON	28	5,971	5,951	—	(20)
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	178	130,585	130,241	—	(344)
Expiring 10/04/23	BARC	SGD	34	24,943	24,877	—	(66)
Expiring 10/04/23	BARC	SGD	28	20,737	20,487	—	(250)
Expiring 10/04/23	BNP	SGD	27	19,998	19,755	—	(243)
Expiring 10/04/23	JPM	SGD	50	36,789	36,584	—	(205)
Expiring 10/04/23	TD	SGD	7	5,117	5,121	4	—
Expiring 10/18/23	BARC	SGD	637	471,874	466,517	—	(5,357)
Expiring 10/18/23	BARC	SGD	473	346,931	345,982	—	(949)
Expiring 10/18/23	BARC	SGD	167	123,024	122,471	—	(553)
Expiring 10/18/23	BARC	SGD	120	88,622	88,091	—	(531)
Expiring 10/18/23	MSCS	SGD	1,056	777,003	773,338	—	(3,665)
Expiring 10/18/23	MSCS	SGD	649	475,779	475,098	—	(681)
Expiring 10/18/23	MSCS	SGD	512	378,728	374,732	—	(3,996)
Expiring 10/18/23	MSCS	SGD	449	333,144	328,841	—	(4,303)
Expiring 10/18/23	MSCS	SGD	242	177,155	177,460	305	—
Expiring 10/18/23	MSCS	SGD	147	108,598	107,434	—	(1,164)
Expiring 11/03/23	CIBC	SGD	35	25,695	25,644	—	(51)
Expiring 12/14/23	JPM	SGD	12	8,863	8,832	—	(31)
Expiring 12/20/23	BOA	SGD	351	258,000	258,029	29	—
Expiring 12/20/23	CITI	SGD	422	311,000	309,836	—	(1,164)
Expiring 12/20/23	CITI	SGD	182	133,000	133,437	437	—
Expiring 12/20/23	HSBC	SGD	41	29,977	29,837	—	(140)
South African Rand,
Expiring 10/04/23	UAG	ZAR	4,950	263,557	261,330	—	(2,227)
Expiring 11/03/23	GSI	ZAR	1,280	67,193	67,392	199	—
Expiring 12/14/23	UAG	ZAR	113	5,936	5,946	10	—
Expiring 12/20/23	TD	ZAR	8,743	456,786	458,400	1,614	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	830,937	614,917	614,709	—	(208)
Expiring 10/05/23	BOA	KRW	438,230	331,484	324,193	—	(7,291)
Expiring 10/05/23	BOA	KRW	14,950	11,063	11,059	—	(4)
Expiring 10/05/23	CITI	KRW	420,110	310,893	310,788	—	(105)
Expiring 10/05/23	CITI	KRW	68,470	51,891	50,653	—	(1,238)
Expiring 10/05/23	GSI	KRW	227,750	171,421	168,484	—	(2,937)
Expiring 10/05/23	GSI	KRW	75,910	57,037	56,157	—	(880)
Expiring 10/05/23	JPM	KRW	830,937	620,797	614,709	—	(6,088)
Expiring 10/05/23	JPM	KRW	377,550	284,739	279,303	—	(5,436)
Expiring 10/05/23	MSI	KRW	34,380	25,442	25,433	—	(9)
Expiring 10/20/23	BNP	KRW	1,104,670	852,836	817,643	—	(35,193)
Expiring 11/03/23	JPM	KRW	152,010	113,204	112,602	—	(602)
Expiring 11/03/23	JPM	KRW	108,850	81,429	80,631	—	(798)
Expiring 11/03/23	JPM	KRW	36,270	27,007	26,867	—	(140)
Expiring 12/14/23	UAG	KRW	2,957	2,222	2,195	—	(27)
Expiring 12/20/23	JPM	KRW	99,948	75,569	74,221	—	(1,348)
Expiring 12/20/23	MSI	KRW	229,365	174,000	170,326	—	(3,674)
Swedish Krona,
Expiring 10/04/23	BARC	SEK	860	78,953	78,730	—	(223)
Expiring 10/04/23	BARC	SEK	753	69,558	68,934	—	(624)
Expiring 10/04/23	BARC	SEK	263	24,169	24,077	—	(92)
Expiring 10/04/23	CA	SEK	33	2,989	3,021	32	—
Expiring 10/04/23	CITI	SEK	860	77,774	78,730	956	—
Expiring 10/04/23	GSI	SEK	3,140	281,276	287,455	6,179	—
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/04/23	GSI	SEK	1,250	$111,914	$114,433	$2,519	$—
Expiring 10/04/23	GSI	SEK	1,240	113,842	113,517	—	(325)
Expiring 10/04/23	GSI	SEK	630	56,799	57,675	876	—
Expiring 10/04/23	GSI	SEK	630	56,750	57,674	924	—
Expiring 10/04/23	GSI	SEK	630	56,933	57,674	741	—
Expiring 10/04/23	GSI	SEK	630	57,729	57,674	—	(55)
Expiring 10/18/23	BARC	SEK	44,260	4,003,548	4,054,211	50,663	—
Expiring 10/18/23	BARC	SEK	41,128	3,705,032	3,767,375	62,343	—
Expiring 10/18/23	BARC	SEK	37,812	3,412,579	3,463,588	51,009	—
Expiring 10/18/23	MSCS	SEK	173,722	15,646,857	15,913,004	266,147	—
Expiring 10/18/23	MSCS	SEK	74,698	6,891,335	6,842,303	—	(49,032)
Expiring 10/18/23	MSCS	SEK	72,500	6,479,472	6,641,006	161,534	—
Expiring 10/18/23	MSCS	SEK	56,546	5,063,966	5,179,610	115,644	—
Expiring 10/18/23	MSCS	SEK	43,040	3,859,083	3,942,449	83,366	—
Expiring 10/18/23	MSCS	SEK	42,471	3,827,395	3,890,384	62,989	—
Expiring 10/18/23	MSCS	SEK	37,920	3,400,642	3,473,458	72,816	—
Expiring 10/18/23	MSCS	SEK	35,918	3,264,028	3,290,080	26,052	—
Expiring 10/18/23	MSCS	SEK	28,408	2,556,723	2,602,223	45,500	—
Expiring 10/18/23	MSCS	SEK	25,622	2,296,788	2,346,943	50,155	—
Expiring 10/18/23	MSCS	SEK	17,797	1,607,577	1,630,204	22,627	—
Expiring 10/19/23	HSBC	SEK	985	95,360	90,242	—	(5,118)
Expiring 11/03/23	BARC	SEK	3,963	366,525	363,259	—	(3,266)
Expiring 11/03/23	BARC	SEK	850	77,528	77,913	385	—
Expiring 11/03/23	BARC	SEK	850	78,197	77,913	—	(284)
Expiring 11/03/23	BNP	SEK	1,230	113,684	112,745	—	(939)
Expiring 11/03/23	GSI	SEK	2,470	227,309	226,407	—	(902)
Expiring 11/03/23	JPM	SEK	1,270	114,150	116,411	2,261	—
Expiring 11/03/23	UAG	SEK	200	18,002	18,333	331	—
Expiring 11/03/23	UAG	SEK	179	16,119	16,408	289	—
Expiring 11/03/23	UAG	SEK	124	11,180	11,366	186	—
Expiring 11/03/23	UAG	SEK	124	11,179	11,366	187	—
Expiring 11/03/23	UAG	SEK	63	5,676	5,775	99	—
Expiring 12/14/23	BARC	SEK	12,079	1,090,497	1,109,801	19,304	—
Expiring 12/14/23	BNP	SEK	724	65,390	66,549	1,159	—
Expiring 12/14/23	GSI	SEK	2,769	249,968	254,375	4,407	—
Expiring 12/14/23	UAG	SEK	521	47,058	47,893	835	—
Swiss Franc,
Expiring 10/04/23	BOA	CHF	712	777,717	778,248	531	—
Expiring 10/04/23	BOA	CHF	232	253,413	253,586	173	—
Expiring 10/04/23	CITI	CHF	205	228,854	224,075	—	(4,779)
Expiring 10/04/23	GSI	CHF	100	112,268	109,304	—	(2,964)
Expiring 10/04/23	GSI	CHF	100	111,723	109,305	—	(2,418)
Expiring 10/04/23	JPM	CHF	100	111,844	109,305	—	(2,539)
Expiring 10/04/23	JPM	CHF	100	110,585	109,304	—	(1,281)
Expiring 10/04/23	RBC	CHF	100	112,346	109,305	—	(3,041)
Expiring 10/04/23	SSB	CHF	205	228,943	224,074	—	(4,869)
Expiring 10/04/23	SSB	CHF	205	230,592	224,074	—	(6,518)
Expiring 10/04/23	SSB	CHF	200	225,879	218,609	—	(7,270)
Expiring 10/04/23	SSB	CHF	178	199,215	194,562	—	(4,653)
Expiring 10/04/23	SSB	CHF	177	198,096	193,469	—	(4,627)
Expiring 10/04/23	TD	CHF	200	225,529	218,609	—	(6,920)
Expiring 10/18/23	BARC	CHF	926	1,042,196	1,013,456	—	(28,740)
Expiring 10/18/23	BARC	CHF	379	421,928	414,461	—	(7,467)
Expiring 10/18/23	MSCS	CHF	2,614	2,867,333	2,862,092	—	(5,241)
Expiring 10/18/23	MSCS	CHF	332	365,870	363,877	—	(1,993)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/19/23	SSB	CHF	119	$138,655	$130,386	$—	$(8,269)
Expiring 11/03/23	BNP	CHF	100	110,791	109,667	—	(1,124)
Expiring 11/03/23	CITI	CHF	105	115,977	115,150	—	(827)
Expiring 11/03/23	GSI	CHF	155	169,362	169,983	621	—
Expiring 12/14/23	GSI	CHF	655	740,325	721,277	—	(19,048)
Expiring 12/14/23	JPM	CHF	504	569,767	555,113	—	(14,654)
Expiring 12/14/23	UAG	CHF	184	208,457	203,103	—	(5,354)
Thai Baht,
Expiring 10/04/23	BARC	THB	8,256	226,006	226,829	823	—
Expiring 10/04/23	BARC	THB	3,946	108,021	108,414	393	—
Expiring 10/04/23	GSI	THB	186	5,238	5,110	—	(128)
Expiring 10/04/23	UAG	THB	288	7,977	7,913	—	(64)
Expiring 12/20/23	BOA	THB	7,808	218,000	216,055	—	(1,945)
Expiring 12/20/23	CITI	THB	1,074	30,211	29,717	—	(494)
Expiring 12/20/23	JPM	THB	8,132	229,000	225,015	—	(3,985)
Turkish Lira,
Expiring 10/04/23	BARC	TRY	805	29,369	29,122	—	(247)
Expiring 10/04/23	BARC	TRY	479	17,587	17,329	—	(258)
Expiring 10/04/23	BARC	TRY	411	15,094	14,868	—	(226)
				$552,062,544	$548,850,287	2,145,036	(5,357,293)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BARC	AUD	40	$25,622	$25,723	$—	$(101)
Expiring 10/04/23	GSI	AUD	178	114,502	114,465	37	—
Expiring 10/04/23	GSI	AUD	177	113,824	113,822	2	—
Expiring 10/04/23	JPM	AUD	90	58,019	57,875	144	—
Expiring 10/04/23	JPM	AUD	90	57,936	57,876	60	—
Expiring 10/04/23	JPM	AUD	87	56,191	55,946	245	—
Expiring 10/04/23	JPM	AUD	45	28,713	28,938	—	(225)
Expiring 10/04/23	MSI	AUD	1,119	726,428	719,587	6,841	—
Expiring 10/04/23	MSI	AUD	265	170,488	170,411	77	—
Expiring 10/04/23	MSI	AUD	178	115,553	114,465	1,088	—
Expiring 10/04/23	MSI	AUD	52	33,730	33,439	291	—
Expiring 10/04/23	SSB	AUD	355	229,109	228,287	822	—
Expiring 10/04/23	SSB	AUD	52	33,686	33,439	247	—
Expiring 10/04/23	TD	AUD	1,076	689,393	691,935	—	(2,542)
Expiring 10/04/23	UAG	AUD	360	229,900	231,502	—	(1,602)
Expiring 10/04/23	UAG	AUD	355	228,679	228,287	392	—
Expiring 10/04/23	UAG	AUD	175	112,984	112,536	448	—
Expiring 10/04/23	UAG	AUD	90	58,038	57,876	162	—
Expiring 10/04/23	UAG	AUD	90	58,029	57,876	153	—
Expiring 10/04/23	UAG	AUD	88	56,846	56,589	257	—
Expiring 10/18/23	BARC	AUD	900	581,398	579,063	2,335	—
Expiring 10/18/23	BARC	AUD	900	575,358	579,063	—	(3,705)
Expiring 10/18/23	MSCS	AUD	20,866	13,339,734	13,425,310	—	(85,576)
Expiring 10/18/23	MSCS	AUD	7,800	5,013,222	5,018,545	—	(5,323)
Expiring 10/18/23	MSCS	AUD	3,300	2,125,438	2,123,231	2,207	—
Expiring 10/18/23	MSCS	AUD	2,500	1,606,562	1,608,508	—	(1,946)
Expiring 10/18/23	MSCS	AUD	2,000	1,279,313	1,286,806	—	(7,493)
Expiring 10/18/23	MSCS	AUD	1,600	1,027,610	1,029,445	—	(1,835)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/18/23	MSCS	AUD	1,100	$702,035	$707,744	$—	$(5,709)
Expiring 10/18/23	MSCS	AUD	800	516,722	514,723	1,999	—
Expiring 10/18/23	MSCS	AUD	600	385,041	386,042	—	(1,001)
Expiring 10/19/23	CITI	AUD	118	78,268	75,925	2,343	—
Expiring 10/19/23	CITI	AUD	113	74,000	73,012	988	—
Expiring 10/19/23	DB	AUD	331	225,061	212,664	12,397	—
Expiring 10/19/23	SSB	AUD	110	71,000	70,689	311	—
Expiring 10/20/23	BNP	AUD	160	102,515	102,814	—	(299)
Expiring 10/20/23	BNP	AUD	147	99,639	94,581	5,058	—
Expiring 11/03/23	BNP	AUD	445	286,066	286,478	—	(412)
Expiring 11/03/23	BNP	AUD	350	225,241	225,320	—	(79)
Expiring 11/03/23	BNP	AUD	45	29,094	28,969	125	—
Expiring 11/03/23	CITI	AUD	80	51,825	51,501	324	—
Expiring 11/03/23	TD	AUD	1,072	687,541	690,123	—	(2,582)
Expiring 11/03/23	TD	AUD	178	114,163	114,592	—	(429)
Brazilian Real,
Expiring 10/03/23	BOA	BRL	710	141,784	141,156	628	—
Expiring 10/03/23	CITI	BRL	710	141,519	141,157	362	—
Expiring 10/03/23	DB	BRL	956	194,257	190,153	4,104	—
Expiring 10/20/23	MSCS	BRL	658	130,720	130,407	313	—
Expiring 10/20/23	MSCS	BRL	322	66,022	63,918	2,104	—
Expiring 12/14/23	BNP	BRL	547	108,074	107,756	318	—
Expiring 12/14/23	GSI	BRL	19,578	3,873,204	3,857,959	15,245	—
British Pound,
Expiring 10/03/23	MSI	GBP	1,115	1,407,922	1,360,586	47,336	—
Expiring 10/04/23	BARC	GBP	2,578	3,261,038	3,145,508	115,530	—
Expiring 10/04/23	BARC	GBP	347	438,937	423,387	15,550	—
Expiring 10/04/23	BARC	GBP	138	171,177	168,379	2,798	—
Expiring 10/04/23	BMO	GBP	60	74,462	73,208	1,254	—
Expiring 10/04/23	BNP	GBP	91	115,840	111,032	4,808	—
Expiring 10/04/23	CIBC	GBP	124	154,877	151,296	3,581	—
Expiring 10/04/23	HSBC	GBP	63	77,858	76,868	990	—
Expiring 10/04/23	SSB	GBP	125	156,060	152,516	3,544	—
Expiring 10/04/23	TD	GBP	692	846,593	844,334	2,259	—
Expiring 10/04/23	UAG	GBP	60	74,260	73,208	1,052	—
Expiring 10/18/23	BARC	GBP	1,800	2,229,708	2,196,441	33,267	—
Expiring 10/18/23	BARC	GBP	700	852,094	854,172	—	(2,078)
Expiring 10/18/23	MSCS	GBP	10,413	12,987,103	12,706,302	280,801	—
Expiring 10/18/23	MSCS	GBP	1,600	1,942,108	1,952,392	—	(10,284)
Expiring 10/18/23	MSCS	GBP	100	121,503	122,024	—	(521)
Expiring 10/19/23	BOA	GBP	100	129,483	122,025	7,458	—
Expiring 10/19/23	DB	GBP	1,387	1,802,177	1,693,070	109,107	—
Expiring 10/20/23	MSCS	GBP	99	127,473	121,099	6,374	—
Expiring 10/20/23	MSCS	GBP	75	95,756	91,520	4,236	—
Expiring 10/20/23	MSCS	GBP	46	58,561	56,411	2,150	—
Expiring 11/02/23	BARC	GBP	1,008	1,231,254	1,230,305	949	—
Expiring 11/03/23	BNP	GBP	63	76,530	76,883	—	(353)
Expiring 11/03/23	BOA	GBP	28	34,132	34,170	—	(38)
Expiring 11/03/23	SSB	GBP	30	36,656	36,611	45	—
Expiring 11/03/23	TD	GBP	2,407	2,945,239	2,937,412	7,827	—
Expiring 11/03/23	TD	GBP	398	486,998	485,704	1,294	—
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	155	114,555	114,126	429	—
Expiring 10/04/23	BARC	CAD	50	36,724	36,815	—	(91)
Expiring 10/04/23	BNP	CAD	155	114,727	114,126	601	—
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/23	CITI	CAD	45	$33,200	$33,133	$67	$—
Expiring 10/04/23	DB	CAD	2,195	1,623,921	1,616,166	7,755	—
Expiring 10/04/23	GSI	CAD	155	114,575	114,126	449	—
Expiring 10/04/23	GSI	CAD	155	115,686	114,126	1,560	—
Expiring 10/04/23	GSI	CAD	155	115,308	114,126	1,182	—
Expiring 10/04/23	GSI	CAD	155	114,625	114,126	499	—
Expiring 10/04/23	JPM	CAD	155	114,612	114,126	486	—
Expiring 10/04/23	JPM	CAD	75	55,444	55,222	222	—
Expiring 10/04/23	RBC	CAD	150	111,163	110,444	719	—
Expiring 10/04/23	SSB	CAD	155	115,642	114,125	1,517	—
Expiring 10/04/23	TD	CAD	205	151,796	150,941	855	—
Expiring 10/18/23	BARC	CAD	43,905	32,155,969	32,333,759	—	(177,790)
Expiring 10/18/23	BARC	CAD	5,342	3,956,011	3,934,133	21,878	—
Expiring 10/18/23	BARC	CAD	3,746	2,779,784	2,758,694	21,090	—
Expiring 10/18/23	BARC	CAD	3,345	2,487,270	2,463,399	23,871	—
Expiring 10/18/23	BARC	CAD	2,325	1,723,677	1,712,543	11,134	—
Expiring 10/18/23	BARC	CAD	1,419	1,043,533	1,044,867	—	(1,334)
Expiring 10/18/23	BARC	CAD	773	565,798	569,136	—	(3,338)
Expiring 10/18/23	BARC	CAD	431	315,725	317,134	—	(1,409)
Expiring 10/18/23	MSCS	CAD	13,946	10,374,085	10,270,516	103,569	—
Expiring 10/18/23	MSCS	CAD	3,208	2,370,900	2,362,667	8,233	—
Expiring 10/18/23	MSCS	CAD	2,390	1,763,115	1,760,125	2,990	—
Expiring 10/18/23	MSCS	CAD	1,991	1,479,090	1,465,928	13,162	—
Expiring 10/18/23	MSCS	CAD	1,957	1,453,710	1,441,345	12,365	—
Expiring 10/18/23	MSCS	CAD	1,829	1,355,977	1,346,612	9,365	—
Expiring 10/18/23	MSCS	CAD	1,307	967,264	962,845	4,419	—
Expiring 10/18/23	MSCS	CAD	770	571,038	567,391	3,647	—
Expiring 10/18/23	MSCS	CAD	88	64,971	64,928	43	—
Expiring 10/19/23	CITI	CAD	97	72,000	71,625	375	—
Expiring 11/03/23	TD	CAD	2,145	1,588,965	1,580,023	8,942	—
Expiring 11/03/23	TD	CAD	126	93,338	92,813	525	—
Expiring 12/14/23	BNP	CAD	97	71,360	71,232	128	—
Chilean Peso,
Expiring 10/04/23	DB	CLP	66,740	77,800	75,085	2,715	—
Expiring 10/04/23	DB	CLP	31,659	36,905	35,617	1,288	—
Expiring 11/03/23	CITI	CLP	66,740	73,412	74,906	—	(1,494)
Expiring 11/03/23	CITI	CLP	31,659	34,824	35,533	—	(709)
Expiring 12/20/23	TD	CLP	459,736	510,965	514,073	—	(3,108)
Expiring 12/20/23	UAG	CLP	141,301	156,000	158,002	—	(2,002)
China Yuan,
Expiring 12/14/23	BNP	CNY	90,627	12,465,117	12,555,661	—	(90,544)
Expiring 12/14/23	BOA	CNY	8	1,048	1,057	—	(9)
Expiring 12/14/23	UAG	CNY	663	91,037	91,824	—	(787)
Chinese Renminbi,
Expiring 10/10/23	BNP	CNH	1,506	206,662	206,446	216	—
Expiring 10/10/23	MSI	CNH	303	41,696	41,536	160	—
Expiring 10/10/23	MSI	CNH	189	25,697	25,908	—	(211)
Expiring 10/10/23	SSB	CNH	188	25,723	25,771	—	(48)
Expiring 10/20/23	MSCS	CNH	2,758	383,104	378,284	4,820	—
Expiring 11/03/23	SCB	CNH	266	36,352	36,499	—	(147)
Expiring 11/03/23	SCB	CNH	227	31,022	31,147	—	(125)
Expiring 11/16/23	BNP	CNH	521	71,288	71,479	—	(191)
Expiring 11/16/23	GSI	CNH	531	73,153	72,864	289	—
Expiring 11/16/23	MSI	CNH	9,753	1,337,843	1,339,036	—	(1,193)
Expiring 11/16/23	MSI	CNH	8,107	1,112,090	1,113,082	—	(992)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 01/24/24	BOA	CNH	341	$51,394	$47,006	$4,388	$—
Expiring 04/10/24	BOA	CNH	341	50,689	47,254	3,435	—
Colombian Peso,
Expiring 10/04/23	BNP	COP	231,212	56,132	56,603	—	(471)
Expiring 10/04/23	BNP	COP	135,647	33,082	33,208	—	(126)
Expiring 10/04/23	BOA	COP	180,863	44,232	44,278	—	(46)
Expiring 10/04/23	CITI	COP	135,647	33,117	33,208	—	(91)
Expiring 10/20/23	MSCS	COP	861,800	208,820	209,900	—	(1,080)
Expiring 11/03/23	BNP	COP	69,364	16,779	16,825	—	(46)
Expiring 11/03/23	BOA	COP	92,484	22,429	22,433	—	(4)
Expiring 11/03/23	CITI	COP	69,364	16,796	16,825	—	(29)
Expiring 12/20/23	MSI	COP	703,465	174,000	168,920	5,080	—
Czech Koruna,
Expiring 10/04/23	BARC	CZK	209	9,086	9,057	29	—
Expiring 10/04/23	JPM	CZK	1,803	81,122	78,126	2,996	—
Expiring 10/04/23	JPM	CZK	891	40,089	38,609	1,480	—
Expiring 10/04/23	UAG	CZK	290	12,609	12,567	42	—
Expiring 10/19/23	BNP	CZK	3,033	131,480	131,326	154	—
Expiring 10/19/23	BNP	CZK	2,366	111,285	102,478	8,807	—
Expiring 10/19/23	BNP	CZK	1,679	78,000	72,697	5,303	—
Expiring 10/19/23	DB	CZK	6,798	306,000	294,397	11,603	—
Expiring 11/03/23	BARC	CZK	1,803	78,285	78,030	255	—
Expiring 11/03/23	JPM	CZK	300	12,907	12,984	—	(77)
Danish Krone,
Expiring 10/04/23	DB	DKK	361	52,843	51,186	1,657	—
Expiring 11/03/23	DB	DKK	361	51,418	51,269	149	—
Expiring 12/14/23	BNP	DKK	8	1,195	1,179	16	—
Expiring 12/14/23	GSI	DKK	42	6,119	6,034	85	—
Euro,
Expiring 10/03/23	BARC	EUR	100	107,384	105,906	1,478	—
Expiring 10/03/23	BNP	EUR	5,250	5,684,811	5,551,619	133,192	—
Expiring 10/03/23	BNYM	EUR	137	145,844	144,631	1,213	—
Expiring 10/03/23	MSI	EUR	118	126,727	124,938	1,789	—
Expiring 10/04/23	BARC	EUR	214	228,139	226,297	1,842	—
Expiring 10/04/23	BARC	EUR	107	114,151	113,149	1,002	—
Expiring 10/04/23	BARC	EUR	106	114,119	112,092	2,027	—
Expiring 10/04/23	BARC	EUR	74	79,588	78,253	1,335	—
Expiring 10/04/23	BARC	EUR	38	40,545	40,183	362	—
Expiring 10/04/23	BNP	EUR	73	78,152	77,194	958	—
Expiring 10/04/23	BNP	EUR	72	76,501	76,137	364	—
Expiring 10/04/23	CA	EUR	103	110,484	108,919	1,565	—
Expiring 10/04/23	CBA	EUR	3	3,213	3,172	41	—
Expiring 10/04/23	DB	EUR	14,016	15,282,006	14,821,409	460,597	—
Expiring 10/04/23	DB	EUR	1,612	1,710,106	1,704,631	5,475	—
Expiring 10/04/23	DB	EUR	1,052	1,116,025	1,112,452	3,573	—
Expiring 10/04/23	GSI	EUR	53	58,031	56,046	1,985	—
Expiring 10/04/23	HSBC	EUR	101	108,302	106,804	1,498	—
Expiring 10/04/23	JPM	EUR	316	341,820	334,158	7,662	—
Expiring 10/04/23	JPM	EUR	214	228,165	226,297	1,868	—
Expiring 10/04/23	JPM	EUR	211	228,326	223,125	5,201	—
Expiring 10/04/23	JPM	EUR	107	114,382	113,149	1,233	—
Expiring 10/04/23	JPM	EUR	106	113,644	112,092	1,552	—
Expiring 10/04/23	JPM	EUR	106	113,636	112,091	1,545	—
Expiring 10/04/23	JPM	EUR	58	62,412	61,333	1,079	—
Expiring 10/04/23	JPM	EUR	29	30,946	30,667	279	—
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	MSI	EUR	242	$260,151	$255,906	$4,245	$—
Expiring 10/04/23	MSI	EUR	174	187,947	183,999	3,948	—
Expiring 10/04/23	SSB	EUR	106	113,844	112,091	1,753	—
Expiring 10/04/23	UAG	EUR	101	109,911	106,804	3,107	—
Expiring 10/04/23	UAG	EUR	60	64,038	63,448	590	—
Expiring 10/04/23	WBC	EUR	58	63,027	61,333	1,694	—
Expiring 10/18/23	BARC	EUR	3,800	4,083,391	4,020,765	62,626	—
Expiring 10/18/23	BARC	EUR	1,400	1,504,955	1,481,334	23,621	—
Expiring 10/18/23	BARC	EUR	900	960,175	952,286	7,889	—
Expiring 10/18/23	MSCS	EUR	38,562	41,436,430	40,802,569	633,861	—
Expiring 10/18/23	MSCS	EUR	3,100	3,304,330	3,280,097	24,233	—
Expiring 10/18/23	MSCS	EUR	2,300	2,455,390	2,433,621	21,769	—
Expiring 10/18/23	MSCS	EUR	1,300	1,366,068	1,375,525	—	(9,457)
Expiring 10/18/23	MSCS	EUR	1,000	1,065,261	1,058,096	7,165	—
Expiring 10/18/23	MSCS	EUR	600	634,334	634,858	—	(524)
Expiring 10/18/23	MSCS	EUR	600	645,274	634,857	10,417	—
Expiring 10/18/23	MSCS	EUR	100	106,774	105,809	965	—
Expiring 10/19/23	BNP	EUR	3,170	3,573,394	3,353,889	219,505	—
Expiring 10/19/23	BNP	EUR	68	75,808	72,479	3,329	—
Expiring 10/19/23	BOA	EUR	134	147,000	141,423	5,577	—
Expiring 10/19/23	CITI	EUR	141	157,405	149,198	8,207	—
Expiring 10/19/23	DB	EUR	67	74,000	71,326	2,674	—
Expiring 10/19/23	GSI	EUR	164	180,000	173,065	6,935	—
Expiring 10/19/23	MSI	EUR	4,666	5,140,398	4,937,429	202,969	—
Expiring 10/19/23	SSB	EUR	5,147	5,731,208	5,446,659	284,549	—
Expiring 10/20/23	MSCS	EUR	867	957,758	917,897	39,861	—
Expiring 10/20/23	MSCS	EUR	208	225,878	220,022	5,856	—
Expiring 11/02/23	BNP	EUR	5,103	5,413,309	5,403,263	10,046	—
Expiring 11/03/23	BARC	EUR	73	77,436	77,294	142	—
Expiring 11/03/23	BARC	EUR	73	77,381	77,294	87	—
Expiring 11/03/23	DB	EUR	13,645	14,493,351	14,447,698	45,653	—
Expiring 11/03/23	JPM	EUR	46	48,549	48,706	—	(157)
Expiring 11/03/23	MSI	EUR	100	106,172	105,883	289	—
Expiring 11/03/23	SSB	EUR	15	15,840	15,882	—	(42)
Expiring 12/14/23	BARC	EUR	338	363,728	358,712	5,016	—
Expiring 12/14/23	BNP	EUR	1,881	2,023,973	1,996,040	27,933	—
Expiring 12/14/23	JPM	EUR	3,618	3,892,956	3,839,425	53,531	—
Expiring 12/14/23	JPM	EUR	315	334,650	334,714	—	(64)
Expiring 12/14/23	UAG	EUR	1,412	1,519,619	1,498,653	20,966	—
Hong Kong Dollar,
Expiring 12/14/23	BARC	HKD	1	107	107	—	—
Expiring 12/14/23	BNP	HKD	85	10,861	10,854	7	—
Expiring 12/14/23	GSI	HKD	6	761	760	1	—
Expiring 04/12/24	SCB	HKD	620	79,817	79,486	331	—
Expiring 05/09/24	SCB	HKD	620	79,725	79,527	198	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	27,184	77,383	73,735	3,648	—
Expiring 10/04/23	BARC	HUF	16,920	45,843	45,895	—	(52)
Expiring 10/19/23	BOA	HUF	52,016	146,000	140,681	5,319	—
Expiring 10/19/23	GSI	HUF	68,902	184,000	186,350	—	(2,350)
Expiring 10/19/23	GSI	HUF	57,525	161,000	155,578	5,422	—
Expiring 10/19/23	GSI	HUF	56,079	155,000	151,669	3,331	—
Expiring 10/19/23	GSI	HUF	54,932	153,000	148,565	4,435	—
Expiring 10/20/23	JPM	HUF	142,124	394,975	384,307	10,668	—
Expiring 11/03/23	BARC	HUF	27,184	73,234	73,316	—	(82)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 12/14/23	UAG	HUF	477	$1,306	$1,278	$28	$—
Indian Rupee,
Expiring 10/04/23	BNP	INR	1,557	18,685	18,734	—	(49)
Expiring 10/04/23	DB	INR	18,631	223,903	224,168	—	(265)
Expiring 10/04/23	JPM	INR	7,167	86,289	86,233	56	—
Expiring 10/04/23	JPM	INR	5,213	62,581	62,723	—	(142)
Expiring 10/04/23	MSI	INR	7,221	86,939	86,883	56	—
Expiring 10/04/23	SCB	INR	5,800	69,831	69,786	45	—
Expiring 10/20/23	JPM	INR	14,772	177,533	177,520	13	—
Expiring 10/20/23	MSCS	INR	110,000	1,336,151	1,321,937	14,214	—
Expiring 10/20/23	MSCS	INR	59,400	716,094	713,846	2,248	—
Expiring 10/20/23	MSCS	INR	36,000	436,047	432,634	3,413	—
Expiring 10/20/23	MSCS	INR	10,300	123,679	123,786	—	(107)
Expiring 12/20/23	JPM	INR	13,623	165,073	163,271	1,802	—
Indonesian Rupiah,
Expiring 10/04/23	GSI	IDR	498,000	32,443	32,181	262	—
Expiring 10/04/23	MSI	IDR	3,787,458	248,839	244,749	4,090	—
Expiring 10/20/23	JPM	IDR	33,040,792	2,188,712	2,133,842	54,870	—
Expiring 10/20/23	JPM	IDR	2,529,333	166,865	163,350	3,515	—
Expiring 10/20/23	JPM	IDR	1,074,113	69,879	69,368	511	—
Expiring 11/03/23	BARC	IDR	3,560,057	229,142	229,885	—	(743)
Expiring 11/03/23	BARC	IDR	355,000	22,849	22,923	—	(74)
Expiring 12/14/23	UAG	IDR	167,954	10,932	10,839	93	—
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	102	26,766	26,748	18	—
Expiring 10/04/23	BNP	ILS	543	143,207	142,397	810	—
Expiring 10/04/23	BNP	ILS	254	66,988	66,609	379	—
Expiring 10/04/23	CITI	ILS	65	17,073	17,046	27	—
Expiring 10/04/23	GSI	ILS	83	21,809	21,766	43	—
Expiring 11/03/23	BNP	ILS	528	138,222	138,656	—	(434)
Expiring 11/03/23	BNP	ILS	254	66,493	66,702	—	(209)
Expiring 12/20/23	BNP	ILS	766	201,363	201,626	—	(263)
Expiring 12/20/23	BOA	ILS	709	186,000	186,576	—	(576)
Expiring 12/20/23	CITI	ILS	671	175,000	176,575	—	(1,575)
Japanese Yen,
Expiring 10/04/23	BNP	JPY	390,032	2,679,143	2,612,033	67,110	—
Expiring 10/04/23	BNP	JPY	180,204	1,208,784	1,206,821	1,963	—
Expiring 10/04/23	BNP	JPY	6,600	44,907	44,200	707	—
Expiring 10/04/23	DB	JPY	33,300	229,221	223,010	6,211	—
Expiring 10/04/23	DB	JPY	16,700	115,105	111,840	3,265	—
Expiring 10/04/23	DB	JPY	16,700	115,111	111,840	3,271	—
Expiring 10/04/23	GSI	JPY	33,500	227,410	224,349	3,061	—
Expiring 10/04/23	GSI	JPY	33,300	229,220	223,009	6,211	—
Expiring 10/04/23	GSI	JPY	25,200	171,809	168,764	3,045	—
Expiring 10/04/23	HSBC	JPY	41,900	284,508	280,604	3,904	—
Expiring 10/04/23	HSBC	JPY	33,600	228,824	225,019	3,805	—
Expiring 10/04/23	HSBC	JPY	16,700	114,890	111,840	3,050	—
Expiring 10/04/23	JPM	JPY	8,300	57,249	55,585	1,664	—
Expiring 10/04/23	MSI	JPY	33,300	229,058	223,009	6,049	—
Expiring 10/04/23	TD	JPY	16,800	114,143	112,509	1,634	—
Expiring 10/04/23	WBC	JPY	13,270	91,391	88,869	2,522	—
Expiring 10/18/23	BARC	JPY	109,698	750,915	736,529	14,386	—
Expiring 10/18/23	BARC	JPY	42,086	283,645	282,571	1,074	—
Expiring 10/18/23	BARC	JPY	18,828	128,024	126,414	1,610	—
Expiring 10/18/23	BARC	JPY	14,818	100,214	99,490	724	—
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/18/23	MSCS	JPY	455,506	$3,065,532	$3,058,351	$7,181	$—
Expiring 10/18/23	MSCS	JPY	23,316	157,827	156,549	1,278	—
Expiring 10/18/23	MSCS	JPY	8,423	57,253	56,554	699	—
Expiring 10/20/23	CITI	JPY	16,123	108,273	108,296	—	(23)
Expiring 10/20/23	MSCS	JPY	41,016	283,605	275,492	8,113	—
Expiring 10/20/23	MSCS	JPY	5,315	36,415	35,699	716	—
Expiring 10/23/23	CA	JPY	125,450	907,738	843,085	64,653	—
Expiring 11/02/23	BNP	JPY	394,202	2,656,498	2,653,744	2,754	—
Expiring 11/02/23	CA	JPY	27,404	185,196	184,482	714	—
Expiring 11/02/23	DB	JPY	16,800	113,679	113,097	582	—
Expiring 11/02/23	GSI	JPY	42,100	285,169	283,415	1,754	—
Expiring 11/02/23	GSI	JPY	21,050	141,869	141,707	162	—
Expiring 11/02/23	MSI	JPY	33,500	226,711	225,519	1,192	—
Expiring 11/02/23	MSI	JPY	21,050	141,820	141,708	112	—
Expiring 11/20/23	WBC	JPY	94,000	656,064	634,449	21,615	—
Expiring 12/14/23	UAG	JPY	65,756	445,205	445,652	—	(447)
Expiring 12/26/23	BNP	JPY	38,100	260,613	258,803	1,810	—
Malaysian Ringgit,
Expiring 10/04/23	HSBC	MYR	1,011	218,147	215,825	2,322	—
Expiring 10/20/23	MSCS	MYR	1,729	378,025	369,622	8,403	—
Expiring 11/03/23	BNP	MYR	837	178,345	179,090	—	(745)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	1,150	67,296	65,934	1,362	—
Expiring 10/04/23	BNP	MXN	780	45,402	44,720	682	—
Expiring 10/04/23	BNP	MXN	34	1,969	1,949	20	—
Expiring 10/04/23	BOA	MXN	1,950	113,282	111,802	1,480	—
Expiring 10/04/23	BOA	MXN	250	14,520	14,334	186	—
Expiring 10/04/23	CA	MXN	1,950	113,902	111,802	2,100	—
Expiring 10/04/23	CA	MXN	250	14,527	14,334	193	—
Expiring 10/04/23	GSI	MXN	3,900	227,491	223,602	3,889	—
Expiring 10/04/23	GSI	MXN	350	20,158	20,067	91	—
Expiring 10/04/23	GSI	MXN	286	16,564	16,397	167	—
Expiring 10/04/23	GSI	MXN	286	16,545	16,398	147	—
Expiring 10/04/23	GSI	MXN	286	16,570	16,398	172	—
Expiring 10/04/23	GSI	MXN	286	16,608	16,397	211	—
Expiring 10/04/23	GSI	MXN	286	16,552	16,397	155	—
Expiring 10/04/23	GSI	MXN	281	16,387	16,111	276	—
Expiring 10/04/23	GSI	MXN	280	16,297	16,053	244	—
Expiring 10/04/23	GSI	MXN	238	13,826	13,646	180	—
Expiring 10/04/23	GSI	MXN	238	13,848	13,645	203	—
Expiring 10/04/23	GSI	MXN	172	9,959	9,862	97	—
Expiring 10/04/23	GSI	MXN	138	7,985	7,912	73	—
Expiring 10/04/23	HSBC	MXN	350	20,134	20,067	67	—
Expiring 10/04/23	HSBC	MXN	145	8,467	8,313	154	—
Expiring 10/04/23	JPM	MXN	880	49,799	50,454	—	(655)
Expiring 10/04/23	MSI	MXN	5,218	310,029	299,169	10,860	—
Expiring 10/04/23	MSI	MXN	989	58,762	56,704	2,058	—
Expiring 10/04/23	SSB	MXN	1,200	68,858	68,801	57	—
Expiring 10/04/23	SSB	MXN	280	16,297	16,054	243	—
Expiring 10/04/23	UAG	MXN	15,653	929,999	897,450	32,549	—
Expiring 10/04/23	UAG	MXN	2,968	176,339	170,167	6,172	—
Expiring 10/04/23	UAG	MXN	1,180	68,487	67,654	833	—
Expiring 10/20/23	GSB	MXN	2,857	167,979	163,342	4,637	—
Expiring 10/20/23	JPM	MXN	6,634	390,897	379,288	11,609	—
Expiring 10/20/23	MSCS	MXN	8,271	487,677	472,885	14,792	—
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 11/03/23	BARC	MXN	8,000	$451,360	$456,268	$—	$(4,908)
Expiring 11/03/23	BARC	MXN	1,187	66,971	67,699	—	(728)
Expiring 11/03/23	BARC	MXN	670	37,565	38,212	—	(647)
Expiring 11/03/23	JPM	MXN	220	12,284	12,547	—	(263)
Expiring 11/03/23	SSB	MXN	5,333	304,513	304,159	354	—
Expiring 11/03/23	SSB	MXN	791	45,166	45,114	52	—
Expiring 11/03/23	UAG	MXN	8,000	448,789	456,268	—	(7,479)
Expiring 11/03/23	UAG	MXN	1,187	66,589	67,699	—	(1,110)
Expiring 12/20/23	BOA	MXN	2,817	158,000	159,378	—	(1,378)
Expiring 12/20/23	HSBC	MXN	8,551	481,276	483,853	—	(2,577)
Expiring 12/20/23	SSB	MXN	2,805	161,000	158,709	2,291	—
New Taiwanese Dollar,
Expiring 10/04/23	BOA	TWD	825	25,689	25,601	88	—
Expiring 10/04/23	JPM	TWD	2,175	67,736	67,492	244	—
Expiring 10/20/23	BOA	TWD	28,390	915,350	883,542	31,808	—
Expiring 11/03/23	BARC	TWD	416	12,910	12,964	—	(54)
Expiring 11/03/23	JPM	TWD	930	28,981	28,981	—	—
New Zealand Dollar,
Expiring 10/04/23	BNP	NZD	97	57,290	58,137	—	(847)
Expiring 10/04/23	BOA	NZD	193	113,947	115,674	—	(1,727)
Expiring 10/04/23	HSBC	NZD	130	77,245	77,915	—	(670)
Expiring 10/04/23	HSBC	NZD	130	76,836	77,916	—	(1,080)
Expiring 10/04/23	MSI	NZD	938	560,019	562,190	—	(2,171)
Expiring 10/04/23	MSI	NZD	385	227,537	230,750	—	(3,213)
Expiring 10/04/23	MSI	NZD	267	156,622	160,026	—	(3,404)
Expiring 10/04/23	MSI	NZD	218	128,005	130,658	—	(2,653)
Expiring 10/04/23	SSB	NZD	98	57,879	58,736	—	(857)
Expiring 10/04/23	TD	NZD	664	395,346	397,968	—	(2,622)
Expiring 10/04/23	UAG	NZD	288	171,596	172,613	—	(1,017)
Expiring 10/04/23	UAG	NZD	287	170,770	172,013	—	(1,243)
Expiring 10/04/23	UAG	NZD	192	113,356	115,075	—	(1,719)
Expiring 10/04/23	UAG	NZD	75	44,060	44,951	—	(891)
Expiring 10/18/23	BARC	NZD	86,465	50,896,346	51,822,861	—	(926,515)
Expiring 10/18/23	BARC	NZD	2,900	1,706,526	1,738,119	—	(31,593)
Expiring 10/18/23	BARC	NZD	1,400	830,356	839,093	—	(8,737)
Expiring 10/18/23	BARC	NZD	1,200	712,171	719,222	—	(7,051)
Expiring 10/18/23	BARC	NZD	900	534,110	539,416	—	(5,306)
Expiring 10/18/23	BARC	NZD	200	118,363	119,871	—	(1,508)
Expiring 10/18/23	MSCS	NZD	12,100	7,295,768	7,252,155	43,613	—
Expiring 10/18/23	MSCS	NZD	5,400	3,197,081	3,236,499	—	(39,418)
Expiring 10/18/23	MSCS	NZD	4,900	2,896,557	2,936,823	—	(40,266)
Expiring 10/18/23	MSCS	NZD	4,600	2,717,174	2,757,017	—	(39,843)
Expiring 10/18/23	MSCS	NZD	2,600	1,539,951	1,558,314	—	(18,363)
Expiring 10/18/23	MSCS	NZD	2,200	1,298,728	1,318,573	—	(19,845)
Expiring 10/18/23	MSCS	NZD	1,900	1,123,833	1,138,768	—	(14,935)
Expiring 10/18/23	MSCS	NZD	1,500	886,853	899,028	—	(12,175)
Expiring 11/03/23	BNP	NZD	477	283,584	285,893	—	(2,309)
Expiring 11/03/23	BNP	NZD	285	169,860	170,817	—	(957)
Expiring 11/03/23	BNP	NZD	214	128,314	128,262	52	—
Expiring 11/03/23	GSI	NZD	475	283,122	284,694	—	(1,572)
Expiring 11/03/23	GSI	NZD	95	56,922	56,939	—	(17)
Expiring 11/03/23	JPM	NZD	478	284,058	286,492	—	(2,434)
Expiring 11/03/23	JPM	NZD	190	113,234	113,877	—	(643)
Expiring 11/03/23	MSI	NZD	190	113,192	113,878	—	(686)
Expiring 11/03/23	MSI	NZD	95	56,988	56,939	49	—
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/03/23	TD	NZD	884	$526,331	$529,831	$—	$(3,500)
Expiring 11/03/23	UAG	NZD	261	156,350	156,432	—	(82)
Expiring 11/03/23	UAG	NZD	32	19,111	19,179	—	(68)
Expiring 11/03/23	UAG	NZD	30	17,939	17,980	—	(41)
Expiring 11/03/23	UAG	NZD	17	10,166	10,189	—	(23)
Expiring 11/03/23	UAG	NZD	17	10,172	10,189	—	(17)
Expiring 11/03/23	UAG	NZD	9	5,383	5,394	—	(11)
Expiring 12/14/23	JPM	NZD	2,302	1,357,717	1,379,530	—	(21,813)
Expiring 12/14/23	UAG	NZD	7,698	4,540,975	4,613,835	—	(72,860)
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	3,505	330,938	327,719	3,219	—
Expiring 10/04/23	BARC	NOK	830	77,917	77,605	312	—
Expiring 10/04/23	CITI	NOK	825	77,563	77,138	425	—
Expiring 10/04/23	GSI	NOK	2,430	228,394	227,206	1,188	—
Expiring 10/04/23	GSI	NOK	1,840	171,730	172,041	—	(311)
Expiring 10/04/23	JPM	NOK	1,220	112,614	114,071	—	(1,457)
Expiring 10/04/23	JPM	NOK	653	61,320	61,056	264	—
Expiring 10/04/23	UAG	NOK	872	82,125	81,533	592	—
Expiring 10/18/23	BARC	NOK	252,036	23,616,142	23,574,968	41,174	—
Expiring 10/18/23	MSCS	NOK	1,802	167,168	168,516	—	(1,348)
Expiring 10/20/23	BNP	NOK	2,041	202,190	190,891	11,299	—
Expiring 10/20/23	BNP	NOK	800	75,412	74,798	614	—
Expiring 11/03/23	UAG	NOK	4,158	391,926	389,106	2,820	—
Expiring 11/03/23	UAG	NOK	144	13,432	13,475	—	(43)
Expiring 11/03/23	UAG	NOK	126	11,759	11,791	—	(32)
Expiring 11/03/23	UAG	NOK	60	5,599	5,615	—	(16)
Expiring 11/03/23	UAG	NOK	60	5,605	5,614	—	(9)
Expiring 11/03/23	UAG	NOK	60	5,608	5,615	—	(7)
Expiring 11/03/23	UAG	NOK	60	5,604	5,615	—	(11)
Expiring 11/03/23	UAG	NOK	6	561	561	—	—
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	134	36,218	35,369	849	—
Expiring 10/04/23	CITI	PEN	3	811	792	19	—
Expiring 11/03/23	CITI	PEN	134	35,147	35,306	—	(159)
Expiring 11/03/23	CITI	PEN	3	787	791	—	(4)
Expiring 12/20/23	BNP	PEN	648	172,000	170,367	1,633	—
Expiring 12/20/23	BOA	PEN	817	214,200	214,782	—	(582)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	220	3,874	3,889	—	(15)
Expiring 11/03/23	BARC	PHP	220	3,864	3,887	—	(23)
Expiring 12/20/23	CITI	PHP	31,319	551,590	553,056	—	(1,466)
Polish Zloty,
Expiring 10/04/23	BARC	PLN	111	25,632	25,405	227	—
Expiring 10/04/23	BNP	PLN	142	33,304	32,501	803	—
Expiring 10/04/23	BNP	PLN	120	29,019	27,465	1,554	—
Expiring 10/04/23	BNP	PLN	79	18,504	18,082	422	—
Expiring 10/04/23	BNP	PLN	34	7,940	7,782	158	—
Expiring 10/04/23	MSI	PLN	125	30,246	28,610	1,636	—
Expiring 10/04/23	TD	PLN	598	145,369	136,870	8,499	—
Expiring 10/04/23	TD	PLN	325	79,005	74,386	4,619	—
Expiring 10/04/23	UAG	PLN	19	4,391	4,349	42	—
Expiring 10/19/23	CITI	PLN	687	158,000	157,230	770	—
Expiring 10/19/23	GSI	PLN	299	73,000	68,503	4,497	—
Expiring 10/19/23	HSBC	PLN	670	164,000	153,255	10,745	—
Expiring 10/19/23	MSI	PLN	654	160,000	149,550	10,450	—
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/23	MSI	PLN	311	$73,000	$71,263	$1,737	$—
Expiring 10/19/23	TD	PLN	682	158,000	156,042	1,958	—
Expiring 10/20/23	BOA	PLN	4,562	1,107,212	1,043,601	63,611	—
Expiring 10/20/23	BOA	PLN	326	80,044	74,535	5,509	—
Expiring 11/03/23	BARC	PLN	955	218,486	218,386	100	—
Expiring 11/03/23	BARC	PLN	598	136,811	136,748	63	—
Expiring 12/14/23	BOA	PLN	34	7,767	7,752	15	—
Romanian Leu,
Expiring 10/04/23	BNP	RON	95	20,877	20,190	687	—
Expiring 10/04/23	GSI	RON	25	5,492	5,313	179	—
Expiring 10/04/23	UAG	RON	28	6,153	5,951	202	—
Expiring 11/03/23	BNP	RON	95	20,247	20,177	70	—
Expiring 11/03/23	GSI	RON	25	5,327	5,309	18	—
Expiring 11/03/23	UAG	RON	28	5,967	5,946	21	—
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	178	131,714	130,240	1,474	—
Expiring 10/04/23	BARC	SGD	89	65,857	65,120	737	—
Expiring 10/04/23	JPM	SGD	50	36,690	36,584	106	—
Expiring 10/04/23	TD	SGD	7	5,188	5,122	66	—
Expiring 10/18/23	BARC	SGD	14,219	10,453,417	10,410,667	42,750	—
Expiring 10/18/23	BARC	SGD	1,222	904,028	894,984	9,044	—
Expiring 10/18/23	BARC	SGD	593	432,717	433,842	—	(1,125)
Expiring 10/18/23	BARC	SGD	551	405,387	403,087	2,300	—
Expiring 10/18/23	BARC	SGD	540	396,572	395,706	866	—
Expiring 10/18/23	BARC	SGD	336	248,218	245,860	2,358	—
Expiring 10/18/23	BARC	SGD	321	237,958	234,858	3,100	—
Expiring 10/18/23	BARC	SGD	296	217,133	216,466	667	—
Expiring 10/18/23	BARC	SGD	278	204,705	203,774	931	—
Expiring 10/18/23	BARC	SGD	180	132,230	131,761	469	—
Expiring 10/18/23	MSCS	SGD	10,152	7,463,543	7,433,037	30,506	—
Expiring 10/18/23	MSCS	SGD	4,319	3,173,636	3,162,381	11,255	—
Expiring 10/18/23	MSCS	SGD	3,514	2,574,341	2,572,698	1,643	—
Expiring 10/18/23	MSCS	SGD	1,772	1,298,484	1,297,332	1,152	—
Expiring 10/18/23	MSCS	SGD	1,006	736,223	736,272	—	(49)
Expiring 10/18/23	MSCS	SGD	518	377,932	379,269	—	(1,337)
Expiring 10/18/23	MSCS	SGD	512	377,153	375,223	1,930	—
Expiring 10/18/23	MSCS	SGD	452	334,425	330,772	3,653	—
Expiring 10/18/23	MSCS	SGD	417	308,137	305,515	2,622	—
Expiring 10/18/23	MSCS	SGD	205	151,955	150,220	1,735	—
Expiring 10/18/23	MSCS	SGD	153	112,423	112,139	284	—
Expiring 11/03/23	BARC	SGD	178	130,762	130,419	343	—
Expiring 11/03/23	BARC	SGD	34	24,977	24,911	66	—
Expiring 12/20/23	JPM	SGD	2,949	2,175,851	2,165,282	10,569	—
South African Rand,
Expiring 10/04/23	BARC	ZAR	3,430	183,955	181,083	2,872	—
Expiring 10/04/23	BARC	ZAR	240	12,639	12,671	—	(32)
Expiring 10/04/23	GSI	ZAR	1,280	67,678	67,576	102	—
Expiring 10/20/23	JPM	ZAR	6,272	330,580	330,655	—	(75)
Expiring 10/20/23	JPM	ZAR	1,273	66,576	67,089	—	(513)
Expiring 11/03/23	GSI	ZAR	1,290	67,661	67,919	—	(258)
Expiring 11/03/23	GSI	ZAR	1,280	68,194	67,392	802	—
Expiring 11/03/23	UAG	ZAR	4,950	262,860	260,617	2,243	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	830,937	628,534	614,709	13,825	—
Expiring 10/05/23	BOA	KRW	453,180	343,865	335,252	8,613	—
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/05/23	CITI	KRW	454,130	$341,888	$335,955	$5,933	$—
Expiring 10/05/23	CITI	KRW	34,450	25,939	25,485	454	—
Expiring 10/05/23	GSI	KRW	235,190	174,047	173,988	59	—
Expiring 10/05/23	GSI	KRW	68,470	51,796	50,652	1,144	—
Expiring 10/05/23	JPM	KRW	830,937	614,917	614,709	208	—
Expiring 10/05/23	JPM	KRW	234,250	173,352	173,293	59	—
Expiring 10/05/23	JPM	KRW	108,850	81,322	80,524	798	—
Expiring 10/05/23	JPM	KRW	34,450	25,883	25,486	397	—
Expiring 10/05/23	MSI	KRW	34,380	25,787	25,434	353	—
Expiring 10/20/23	BNP	KRW	86,857	64,964	64,289	675	—
Expiring 11/03/23	JPM	KRW	830,937	621,610	615,520	6,090	—
Expiring 12/20/23	CITI	KRW	193,037	146,000	143,349	2,651	—
Expiring 12/20/23	JPM	KRW	1,527,505	1,154,926	1,134,321	20,605	—
Swedish Krona,
Expiring 10/04/23	BARC	SEK	3,963	366,080	362,798	3,282	—
Expiring 10/04/23	BARC	SEK	860	77,489	78,730	—	(1,241)
Expiring 10/04/23	BARC	SEK	366	33,634	33,506	128	—
Expiring 10/04/23	CITI	SEK	860	77,578	78,730	—	(1,152)
Expiring 10/04/23	MSI	SEK	420	38,411	38,449	—	(38)
Expiring 10/04/23	UAG	SEK	2,540	227,648	232,528	—	(4,880)
Expiring 10/04/23	UAG	SEK	1,910	171,271	174,854	—	(3,583)
Expiring 10/18/23	BARC	SEK	183,737	16,551,412	16,830,305	—	(278,893)
Expiring 10/18/23	BARC	SEK	32,773	2,977,780	3,002,034	—	(24,254)
Expiring 10/18/23	BARC	SEK	14,450	1,299,452	1,323,650	—	(24,198)
Expiring 10/18/23	MSCS	SEK	63,058	5,695,582	5,776,116	—	(80,534)
Expiring 11/03/23	BARC	SEK	753	69,642	69,021	621	—
Expiring 11/03/23	BNP	SEK	1,240	113,536	113,662	—	(126)
Expiring 11/03/23	UAG	SEK	510	46,419	46,748	—	(329)
Expiring 12/14/23	JPM	SEK	804	73,972	73,885	87	—
Swiss Franc,
Expiring 10/04/23	BARC	CHF	70	78,655	76,513	2,142	—
Expiring 10/04/23	BNP	CHF	232	264,560	253,586	10,974	—
Expiring 10/04/23	BNP	CHF	203	230,170	221,888	8,282	—
Expiring 10/04/23	BNP	CHF	2	2,281	2,186	95	—
Expiring 10/04/23	BOA	CHF	100	112,269	109,305	2,964	—
Expiring 10/04/23	GSI	CHF	140	157,124	153,026	4,098	—
Expiring 10/04/23	JPM	CHF	510	570,808	557,454	13,354	—
Expiring 10/04/23	JPM	CHF	305	341,091	333,379	7,712	—
Expiring 10/04/23	JPM	CHF	150	167,512	163,957	3,555	—
Expiring 10/04/23	JPM	CHF	100	111,996	109,304	2,692	—
Expiring 10/04/23	JPM	CHF	100	111,927	109,304	2,623	—
Expiring 10/04/23	JPM	CHF	70	78,198	76,513	1,685	—
Expiring 10/04/23	JPM	CHF	70	78,221	76,513	1,708	—
Expiring 10/04/23	JPM	CHF	70	78,075	76,513	1,562	—
Expiring 10/04/23	JPM	CHF	70	77,361	76,513	848	—
Expiring 10/04/23	JPM	CHF	70	77,306	76,513	793	—
Expiring 10/04/23	SSB	CHF	150	169,854	163,957	5,897	—
Expiring 10/04/23	SSB	CHF	100	112,899	109,304	3,595	—
Expiring 10/04/23	SSB	CHF	100	113,281	109,305	3,976	—
Expiring 10/04/23	UAG	CHF	202	229,087	220,795	8,292	—
Expiring 10/18/23	BARC	CHF	16,018	18,034,478	17,535,585	498,893	—
Expiring 10/18/23	BARC	CHF	6,496	7,268,844	7,111,166	157,678	—
Expiring 10/18/23	BARC	CHF	2,071	2,333,612	2,267,087	66,525	—
Expiring 10/18/23	BARC	CHF	917	1,015,789	1,003,867	11,922	—
Expiring 10/18/23	BARC	CHF	111	124,432	122,047	2,385	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/18/23	MSCS	CHF	35,368	$39,818,601	$38,718,478	$1,100,123	$—
Expiring 10/18/23	MSCS	CHF	6,521	7,349,776	7,138,309	211,467	—
Expiring 10/18/23	MSCS	CHF	4,206	4,711,141	4,604,731	106,410	—
Expiring 10/18/23	MSCS	CHF	3,428	3,851,502	3,752,978	98,524	—
Expiring 10/18/23	MSCS	CHF	2,585	2,905,561	2,829,829	75,732	—
Expiring 10/18/23	MSCS	CHF	555	625,473	607,902	17,571	—
Expiring 10/18/23	MSCS	CHF	492	535,498	538,955	—	(3,457)
Expiring 10/18/23	MSCS	CHF	227	247,894	248,399	—	(505)
Expiring 10/18/23	MSCS	CHF	202	222,515	220,900	1,615	—
Expiring 10/18/23	MSCS	CHF	43	48,335	47,334	1,001	—
Expiring 10/19/23	GSI	CHF	111	129,000	121,593	7,407	—
Expiring 10/19/23	HSBC	CHF	112	129,823	122,091	7,732	—
Expiring 11/02/23	BARC	CHF	70	76,309	76,759	—	(450)
Expiring 11/03/23	BARC	CHF	70	76,888	76,767	121	—
Expiring 11/03/23	BARC	CHF	70	77,041	76,766	275	—
Expiring 11/03/23	BOA	CHF	712	780,184	780,824	—	(640)
Expiring 11/03/23	BOA	CHF	232	254,217	254,426	—	(209)
Expiring 12/14/23	BNP	CHF	71	78,544	78,522	22	—
Thai Baht,
Expiring 10/04/23	BARC	THB	5,629	161,243	154,653	6,590	—
Expiring 10/04/23	BARC	THB	2,696	77,227	74,071	3,156	—
Expiring 10/04/23	BARC	THB	1,250	34,771	34,344	427	—
Expiring 10/04/23	GSI	THB	3,101	86,240	85,199	1,041	—
Expiring 11/03/23	BARC	THB	8,256	226,409	227,427	—	(1,018)
Expiring 11/03/23	BARC	THB	3,946	108,213	108,700	—	(487)
Expiring 12/14/23	UAG	THB	1,388	39,158	38,386	772	—
Expiring 12/20/23	GSI	THB	11,384	320,920	314,985	5,935	—
Turkish Lira,
Expiring 10/04/23	BARC	TRY	805	29,482	29,122	360	—
Expiring 12/14/23	UAG	TRY	22	744	726	18	—
				$597,937,924	$593,296,027	6,833,269	(2,191,372)
						$8,978,305	$(7,548,665)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	1,649	EUR	67	$493	$—	DB
10/19/23	Buy	EUR	68	HUF	26,480	338	—	DB
10/19/23	Buy	EUR	68	PLN	316	—	(328)	MSI
10/19/23	Buy	PLN	318	EUR	68	909	—	CITI
						$1,740	$(328)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)(2)	268	1.505%	$(14,379)	$(3,316)	$11,063

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	121	$16,376	$27,981	$(11,605)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	70	373	1,590	(1,217)	BNP
Republic of South Africa	12/20/28	1.000%(Q)	200	15,275	20,420	(5,145)	JPM
Republic of South Africa	12/20/28	1.000%(Q)	200	15,275	19,984	(4,709)	MSI
				$47,299	$69,975	$(22,676)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	320	0.405%	$1,458	$112	$1,346	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	70	0.099%	473	436	37	BNP
Hellenic Republic	12/20/28	1.000%(Q)	250	0.876%	1,498	(1,780)	3,278	JPM
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	1,610	0.216%	378	746	(368)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	390	0.216%	92	181	(89)	BOA
Republic of Poland	06/20/24	1.000%(Q)	90	0.157%	571	50	521	BNP
					$4,470	$(255)	$4,725

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	949	$(6,777)	$(9,163)	$(2,386)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	4,710	4.795%	$50,828	$45,502	$(5,326)
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	2,646	0.736%	32,340	32,504	164
					$83,168	$78,006	$(5,162)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	355	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(4,079)	$—	$(4,079)	MSI
EUR	368	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,501)	—	(2,501)	MSI
EUR	369	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,470)	—	(2,470)	MSI
EUR	380	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,139)	—	(1,139)	JPM
EUR	381	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,142)	—	(1,142)	JPM
EUR	392	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,123)	—	(3,123)	JPM
EUR	343	09/15/28	2.619%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,364	—	1,364	MSI
EUR	355	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	7,469	—	7,469	MSI
EUR	368	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,765	—	5,765	MSI
EUR	369	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,243	—	5,243	MSI
EUR	380	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,437	—	3,437	JPM
EUR	381	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,446	—	3,446	JPM
EUR	392	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	7,248	—	7,248	JPM
EUR	392	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	6,104	—	6,104	JPM
EUR	392	03/15/33	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,898)	—	(3,898)	JPM
EUR	343	09/15/33	2.610%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,158)	—	(2,158)	MSI
	215	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	557	—	557	JPM
	110	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	334	—	334	CITI
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
276	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$839	$—	$839	JPM
260	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	906	—	906	CITI
215	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(279)	—	(279)	JPM
276	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(387)	—	(387)	JPM
110	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(188)	—	(188)	CITI
260	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(769)	—	(769)	CITI
				$20,579	$—	$20,579
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	334	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.140%	$100	$(2,307)	$(2,407)
AUD	200	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.410%	(9,673)	(11,516)	(1,843)
AUD	219	03/20/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	(288)	(1,543)	(1,255)
AUD	805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.410%	66,167	(70,443)	(136,610)
AUD	256	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.410%	375	(3,042)	(3,417)
AUD	112	03/20/34	4.469%(S)	6 Month BBSW(2)(S)/ 4.410%	(427)	(1,841)	(1,414)
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.513%	2,240	(7,699)	(9,939)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.513%	23,703	(47,069)	(70,772)
CAD	305	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 5.020%	(195)	5,240	5,435
CAD	407	03/20/29	3.875%(S)	1 Day CORRA(1)(S)/ 5.020%	(596)	4,065	4,661
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 5.020%	165	(2,268)	(2,433)
CAD	145	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 5.020%	385	(6,249)	(6,634)
CAD	226	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 5.020%	(89)	(3,867)	(3,778)
CAD	98	03/20/34	3.781%(S)	1 Day CORRA(1)(S)/ 5.020%	(345)	1,804	2,149
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	25,016	(47,685)	(72,701)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	46,142	(81,633)	(127,775)
CAD	170	12/03/51	2.800%(S)	3 Month CDOR(1)(S)/ 5.513%	18,761	30,006	11,245
CAD	45	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.020%	(55)	(3,561)	(3,506)
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.715%	—	(52,598)	(52,598)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 9.500%	—	(3,824)	(3,824)
CLP	110,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	5,257	5,257
CLP	52,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	764	764
CLP	107,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	1,672	1,672
CNH	5,395	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	1,774	3,163	1,389
CNH	8,395	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(6)	10,491	10,497
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(56)	22,520	22,576
CNH	3,125	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	11,175	11,175
CNH	1,744	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	—	(5,565)	(5,565)
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,845	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$1,899	$2,728	$829
CNH	41,147	05/16/28	2.563%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	50,521	50,521
CNH	41,147	05/16/28	2.564%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	50,586	50,586
CNH	2,200	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,344	1,344
CNH	2,568	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	586	586
CNH	888	12/20/28	2.328%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(36)	(639)	(603)
CNH	795	12/20/28	2.432%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(35)	(35)
CNH	33,314	12/20/28	2.461%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	4,824	4,824
COP	146,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.287%	—	(6,165)	(6,165)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(17,622)	(17,622)
DKK	800	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.187%	—	(17,237)	(17,237)
EUR	6,320	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(265,579)	(265,579)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(218,256)	(218,256)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(64,787)	(64,787)
EUR	203	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 4.125%	71	(1,798)	(1,869)
EUR	131	03/20/29	3.094%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(242)	(1,301)	(1,059)
EUR	435	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(1,192)	15,450	16,642
EUR	153	12/20/33	2.844%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(94)	(3,405)	(3,311)
EUR	64	03/20/34	3.125%(A)	6 Month EURIBOR(2)(S)/ 4.125%	13	(1,270)	(1,283)
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	35,609	35,609
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(37,048)	(37,048)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	84,439	84,439
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(87,976)	(87,976)
EUR	430	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(25,855)	(176,345)	(150,490)
EUR	250	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 4.125%	207	12,933	12,726
EUR	250	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	(127)	(13,224)	(13,097)
EUR	35	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(302)	3,467	3,769
GBP	735	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(65,038)	(71,786)	(6,748)
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(13,904)	51,411	65,315
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(16,485)	160,997	177,482
GBP	1,177	12/20/26	4.880%(A)	1 Day SONIA(2)(A)/ 5.187%	1,477	2,036	559
GBP	190	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 5.187%	(112)	9,442	9,554
GBP	258	12/20/28	4.344%(A)	1 Day SONIA(2)(A)/ 5.187%	5,703	2,659	(3,044)
GBP	465	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	103,733	115,639	11,906
GBP	183	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 5.187%	—	(52,094)	(52,094)
GBP	185	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	57,500	58,860	1,360
GBP	62	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 5.187%	32	1,733	1,701
GBP	170	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(53,418)	(68,602)	(15,184)
GBP	100	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(39,114)	(42,414)	(3,300)
GBP	175	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	83,717	88,213	4,496
GBP	725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	133,379	(396,881)	(530,260)
HKD	4,241	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 5.272%	(877)	402	1,279
HUF	11,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 11.990%	—	(8,755)	(8,755)
ILS	240	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.870%	—	(13,450)	(13,450)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(238)	(149)	89
JPY	100,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(3,409)	(2,722)	687
JPY	103,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	1,649	(7,213)	(8,862)
JPY	22,546	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.062)%	30	(1,300)	(1,330)
JPY	137,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	1,101	(26,042)	(27,143)
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	46,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	$(7,319)	$(12,136)	$(4,817)
JPY	46,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(17,324)	(16,050)	1,274
JPY	63,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	1,068	(26,293)	(27,361)
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	(5,551)	(8,085)	(2,534)
JPY	8,521	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.062)%	(104)	(2,125)	(2,021)
JPY	141,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	3,370	(103,175)	(106,545)
JPY	15,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.062)%	(12,941)	(14,243)	(1,302)
JPY	61,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.062)%	406	(73,130)	(73,536)
JPY	99,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.062)%	(34,349)	(148,155)	(113,806)
JPY	10,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(9,582)	(14,887)	(5,305)
JPY	39,800	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	5,411	(65,863)	(71,274)
KRW	535,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(396)	(396)
KRW	720,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(81,756)	(81,756)
KRW	174,915	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(2,774)	(7,021)	(4,247)
MXN	2,648	09/17/25	9.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(3,975)	(3,975)
MXN	3,435	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	(9)	(22,532)	(22,523)
MXN	1,206	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(3,825)	(3,825)
MXN	31,562	10/25/32	9.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(25,441)	(25,441)
MXN	19,159	03/01/33	8.450%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(69,963)	(69,963)
MXN	681	09/07/33	8.046%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	—	3,612	3,612
NOK	2,439	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 5.030%	73	612	539
NOK	3,223	03/20/29	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	1,366	682	(684)
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 5.030%	—	(6,214)	(6,214)
NOK	766	03/20/34	4.031%(A)	6 Month NIBOR(1)(S)/ 5.030%	224	659	435
NZD	392	12/17/28	4.469%(S)	3 Month BBR(1)(Q)/ 5.740%	(41)	2,112	2,153
NZD	239	12/20/28	4.844%(S)	3 Month BBR(2)(Q)/ 5.740%	(1,630)	(2,105)	(475)
NZD	120	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(15,569)	(15,569)
NZD	305	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.740%	(452)	(3,237)	(2,785)
NZD	123	12/20/33	5.063%(S)	3 Month BBR(2)(Q)/ 5.740%	173	(602)	(775)
PLN	290	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.630%	—	(13,652)	(13,652)
SEK	2,431	12/17/28	3.219%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(35)	(130)	(95)
SEK	1,605	12/20/28	3.000%(A)	3 Month STIBOR(1)(Q)/ 4.062%	(858)	(3,477)	(2,619)
SEK	1,235	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 4.062%	—	(23,188)	(23,188)
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.825%	(841)	(29,688)	(28,847)
THB	8,750	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.488%	—	(30,547)	(30,547)
TWD	9,200	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	3,774	3,774
	4,500	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(13,140)	(13,140)
	6,030	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(4,464)	(4,464)
	11,368	06/04/24	4.600%(T)	1 Day SOFR(2)(T)/ 5.310%	179	(94,189)	(94,368)
	6,710	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(685)	(685)
	555	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.310%	1,079	(87)	(1,166)
	3,010	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(1,013)	(1,013)
	6,460	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(4,490)	(4,490)
	10,485	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(17,757)	(17,757)
	22,990	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(17,749)	(17,749)
	2,968	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(16,830)	(16,830)
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(14,141)	(14,141)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(6,656)	(6,656)
	7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(18,410)	(18,410)
	6,012	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(9,601)	78,857	88,458
	18,680	06/21/25	3.400%(T)	1 Day SOFR(2)(T)/ 5.310%	(842)	(244,779)	(243,937)
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,855	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	$—	$50,888	$50,888
10,265	10/13/25	1.396%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(286,278)	(286,278)
5,629	09/20/26	4.340%(A)	1 Day SOFR(2)(A)/ 5.310%	(35,567)	(49,423)	(13,856)
1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	317	(2,357)	(2,674)
945	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(1,299)	(1,299)
19,270	02/29/28	4.000%(A)	1 Day SOFR(2)(A)/ 5.310%	2,043	(269,004)	(271,047)
8,410	02/29/28	4.180%(A)	1 Day SOFR(2)(A)/ 5.310%	6,335	(59,194)	(65,529)
740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	105,630	105,630
680	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.310%	—	11,320	11,320
510	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(298)	(298)
308	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.310%	368	13,100	12,732
72	03/20/34	3.875%(A)	1 Day SOFR(1)(A)/ 5.310%	(31)	1,830	1,861
3,320	02/15/48	2.600%(A)	1 Day SOFR(1)(A)/ 5.310%	163,684	823,826	660,142
645	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.310%	26,276	114,301	88,025
4,331	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.310%	(478,244)	682,589	1,160,833
1,299	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 5.310%	1,211	349,513	348,302
				$(61,346)	$(813,167)	$(751,821)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	15,979	01/04/27	11.993%(T)	1 Day BROIS(2)(T)/ 0.047%	$42,507	$—	$42,507	BOA
BRL	11,954	01/02/29	12.610%(T)	1 Day BROIS(2)(T)/ 0.047%	85,788	—	85,788	BNP
BRL	9,621	01/02/29	12.893%(T)	1 Day BROIS(2)(T)/ 0.047%	84,972	—	84,972	JPM
CNH	300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	116	—	116	MSI
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(12,412)	(16)	(12,396)	HSBC
					$200,971	$(16)	$200,987

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays E&P’s Index(Q)	1 Day SOFR +20bps(Q)/ 5.510%	BARC	04/06/24	421	$58,702	$—	$58,702
Barclays E&P’s Index(Q)	1 Day SOFR +20bps(Q)/ 5.510%	BARC	04/06/24	1,240	173,132	—	173,132
Barclays Macau Index(Q)	1 Day SOFR +90bps(Q)/ 6.210%	BARC	09/05/24	(533)	28,973	—	28,973
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Barclays Macau Index(Q)	1 Day SOFR +90bps(Q)/ 6.210%	BARC	09/05/24	(355)	$16,058	$—	$16,058
Barclays Macau Index(Q)	1 Day SOFR +90bps(Q)/ 6.210%	BARC	09/05/24	(355)	10,298	—	10,298
Barclays Macau Index(Q)	1 Day SOFR +90bps(Q)/ 6.210%	BARC	09/05/24	(355)	5,444	—	5,444
Barclays U.S. Cyclicals Index(Q)	1 Day SOFR +3bps(Q)/ 5.340%	BARC	07/20/24	(2,556)	131,616	—	131,616
Barclays U.S. Cyclicals Index(Q)	1 Day SOFR +3bps(Q)/ 5.340%	BARC	07/20/24	(2,447)	191,032	—	191,032
Barclays U.S. Cyclicals Index(Q)	1 Day SOFR(Q)/ 5.310%	BARC	07/20/24	(2,468)	183,478	—	183,478
Barclays U.S. Cyclicals Index(Q)	1 Day SOFR(Q)/ 5.310%	BARC	07/20/24	(2,464)	187,721	—	187,721
Barclays U.S. Defensives Index(Q)	1 Day SOFR +3bps(Q)/ 5.340%	BARC	07/20/24	2,651	(106,930)	—	(106,930)
Barclays U.S. Defensives Index(Q)	1 Day SOFR(Q)/ 5.310%	BARC	07/20/24	2,465	(197,582)	—	(197,582)
Barclays U.S. Defensives Index(Q)	1 Day SOFR(Q)/ 5.310%	BARC	07/20/24	2,471	(180,692)	—	(180,692)
Barclays U.S. Defensives Index(Q)	1 Day SOFR(Q)/ 5.310%	BARC	07/20/24	2,471	(201,309)	—	(201,309)
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +11bps(Q)/ 5.440%	ML	03/28/24	25,441	5,240	—	5,240
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.900%	BNP	09/16/24	EUR (2,314)	85,096	—	85,096
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.900%	BNP	09/16/24	EUR (2,292)	69,076	—	69,076
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.900%	BNP	09/16/24	EUR (2,272)	82,568	—	82,568
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.900%	BNP	09/16/24	EUR (2,269)	45,401	—	45,401
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.900%	BNP	09/16/24	EUR (1,254)	59,563	—	59,563
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.230%	BNP	09/16/24	EUR 1,252	(36,856)	—	(36,856)
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.230%	BNP	09/16/24	EUR 2,230	(41,824)	—	(41,824)
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.230%	BNP	09/16/24	EUR 2,279	(49,693)	—	(49,693)
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.230%	BNP	09/16/24	EUR 2,301	$(46,131)	$—	$(46,131)
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.230%	BNP	09/16/24	EUR 2,318	(67,068)	—	(67,068)
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.550%	BNP	06/03/24	(2,648)	288,508	—	288,508
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.550%	BNP	06/03/24	(1,612)	156,224	—	156,224
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.550%	BNP	06/03/24	(1,506)	164,035	—	164,035
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.550%	BNP	06/03/24	(1,266)	137,904	—	137,904
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.550%	BNP	06/03/24	(610)	83,849	—	83,849
iShares U.S. Real Estate ETF Index(Q)	1 Day USOIS +21bps(Q)/ 5.540%	ML	11/30/23	27,708	(1,785,017)	—	(1,785,017)
JPMorgan Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 5.500%	JPM	09/13/24	(4,248)	169,610	—	169,610
JPMorgan Japan Value Index(Q)	1 Day SOFR(Q)/ 5.310%	JPM	09/12/24	4,280	(59,867)	—	(59,867)
JPMorgan Korean Growth Index(Q)	1 Day SOFR +30bps(Q)/ 5.610%	JPM	09/13/24	(1,062)	57,470	—	57,470
JPMorgan Korean Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.470%	JPM	09/13/24	1,067	(23,876)	—	(23,876)
JPMorgan Russell S&P Broad Growth Index(Q)	1 Day SOFR +40bps(Q)/ 5.710%	JPM	09/18/24	(9,113)	25,166	—	25,166
JPMorgan Russell S&P Broad Growth Index(Q)	1 Day SOFR +40bps(Q)/ 5.710%	JPM	09/18/24	(4,543)	172,429	—	172,429
JPMorgan Russell S&P Broad Value Index(Q)	1 Day SOFR +40bps(Q)/ 5.710%	JPM	09/18/24	4,569	(84,171)	—	(84,171)
JPMorgan Russell S&P Broad Value Index(Q)	1 Day SOFR +40bps(Q)/ 5.710%	JPM	09/18/24	9,214	(58,313)	—	(58,313)
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.360%	JPM	09/12/24	(2,968)	134,672	—	134,672
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.360%	JPM	09/12/24	(1,979)	98,958	—	98,958
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.360%	JPM	09/12/24	1,987	(31,850)	—	(31,850)
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.360%	JPM	09/12/24	2,956	$(32,853)	$—	$(32,853)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +11bps(Q)/ 5.440%	MSCS	11/30/23	39,405	(1,526,349)	—	(1,526,349)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +3.5bps(Q)/ 5.365%	MSCS	05/31/24	8,554	(331,704)	—	(331,704)
MSCI World Consumer Staples Index(Q)	1 Day SOFR +10bps(Q)/ 5.410%	BARC	05/16/24	(2,948)	171,521	—	171,521
MSCI World Tobacco Index(Q)	1 Day SOFR +25bps(Q)/ 5.560%	BARC	05/16/24	2,956	(53,399)	—	(53,399)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)	GSI	03/20/24	(3,534)	157,532	—	157,532
U.S. Treasury Bonds(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	435	(28,004)	—	(28,004)
					$(1,792,212)	$—	$(1,792,212)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71